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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

                               Virtus Equity Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
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               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
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                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2010
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE,
Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                                                                                                                       ANNUAL REPORT

                                                     (VIRTUS MUTUAL FUNDS LOGO)

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                                                     Virtus Growth & Income Fund
                                                      Virtus Mid-Cap Core Fund
                                                     Virtus Mid-Cap Growth Fund
                                                 Virtus Quality Large-Cap Value Fund
                                                    Virtus Quality Small-Cap Fund
                                                     Virtus Small-Cap Core Fund
                                                    Virtus Small-Cap Growth Fund
                                              Virtus Small-Cap Sustainable Growth Fund
                                                    Virtus Strategic Growth Fund
                                                   Virtus Tactical Allocation Fund






------------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                                     March 31, 2010                                          Eligible
VIRTUS EQUITY TRUST                                                                                                 shareholders can
                                                                                                                       sign up for
                                                                                                                        eDelivery
                                                                                                                           at
                                                                                                                       Virtus.com

NOT FDIC INSURED                                               NO BANK GUARANTEE                                     MAY LOSE VALUE
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                                                         TABLE OF CONTENTS

Message to Shareholders ........................................................................................................   1
Key Investment Terms and Footnote Legend .......................................................................................   2
Disclosure of Fund Expenses ....................................................................................................   4

                                                                                                                          SCHEDULE
                                                                                                                FUND         OF
FUND*                                                                                                         SUMMARY    INVESTMENTS
   Virtus Growth & Income Fund ("Growth & Income Fund") ...................................................         6             26
   Virtus Mid-Cap Core Fund ("Mid-Cap Core Fund") .........................................................         8             27
   Virtus Mid-Cap Growth Fund ("Mid-Cap Growth Fund") .....................................................        10             28
   Virtus Quality Large-Cap Value Fund ("Quality Large-Cap Value Fund") ...................................        12             29
   Virtus Quality Small-Cap Fund ("Quality Small-Cap Fund") ...............................................        14             30
   Virtus Small-Cap Core Fund ("Small-Cap Core Fund") .....................................................        16             31
   Virtus Small-Cap Growth Fund ("Small-Cap Growth Fund") .................................................        18             32
   Virtus Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") .........................        20             33
   Virtus Strategic Growth Fund ("Strategic Growth Fund") .................................................        22             34
   Virtus Tactical Allocation Fund ("Tactical Allocation Fund") ...........................................        24             35
Statements of Assets and Liabilities ................................................................................             40
Statements of Operations ............................................................................................             42
Statements of Changes in Net Assets .................................................................................             44
Financial Highlights ................................................................................................             48
Notes to Financial Statements .......................................................................................             60
Report of Independent Registered Public Accounting Firm .............................................................             74
Tax Information Notice ..............................................................................................             75
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ......................................             76
Results of Shareholder Meetings .....................................................................................             78
Fund Management Tables ..............................................................................................             79





PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.
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                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

[PHOTO OF GEORGE R. AYLWARD]  The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early
                              February 5, followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the Dow Jones Industrial Average(SM) and the S&P
                              500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

                              Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.





PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1
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
                                              KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS                                                RUSSELL 1000(R) VALUE INDEX

ADR (AMERICAN DEPOSITARY RECEIPT)                                   The Russell 1000(R) Value Index is a market
                                                                    capitalization-weighted index of value-oriented stocks of the
Represents shares of foreign companies traded in U.S. dollars on    1,000 largest companies in the Russell Universe, which comprises
U.S. exchanges that are held by a bank or a trust. Foreign          the 3,000 largest U.S. companies. The index is calculated on a
companies use ADRs in order to make it easier for Americans to      total return basis with dividends reinvested.
buy their shares.
                                                                    RUSSELL 2000(R) INDEX
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX
                                                                    The Russell 2000(R) Index is a market capitalization-weighted
The Barclays Capital U.S. Aggregate Bond Index measures the U.S.    index of the 2,000 smallest companies in the Russell Universe,
investment grade fixed rate bond market. The index is calculated    which comprises the 3,000 largest U.S. companies. The index is
on a total return basis.                                            calculated on a total return basis with dividends reinvested.

CONSUMER PRICE INDEX (CPI)                                          RUSSELL 2000(R) GROWTH INDEX

Measures the pace of inflation by measuring the change in           The Russell 2000(R) Growth Index is a market
consumer prices of goods and services, including housing,           capitalization-weighted index of growth-oriented stocks of the
electricity, food, and transportation, as determined by a           smallest 2,000 companies in the Russell Universe, which
monthly survey of the U.S. Bureau of Labor Statistics.              comprises the 3,000 largest U.S. companies. The index is
                                                                    calculated on a total return basis with dividends reinvested.
EXCHANGE-TRADED FUNDS (ETF)
                                                                    RUSSELL 2000(R) VALUE INDEX
Portfolios of stocks or bonds that track a specific market
index.                                                              The Russell 2000(R) Value Index is a market
                                                                    capitalization-weighted index of value-oriented stocks of the
FEDERAL RESERVE (THE "FED")                                         smallest 2,000 companies in the Russell Universe, which
                                                                    comprises the 3,000 largest U.S. companies. The index is
The central bank of the United States, responsible for              calculated on a total return basis with dividends reinvested.
controlling the money supply, interest rates and credit with the
goal of keeping the U.S. economy and currency stable. Governed      RUSSELL 2500(TM) INDEX
by a seven-member board, the system includes 12 regional Federal
Reserve Banks, 25 branches and all national and state banks that    The Russell 2500(TM) Index is a market capitalization-weighted
are part of the system.                                             index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is
ISHARES(R)                                                          calculated on a total return basis with dividends reinvested.

Represents shares of an open-end Exchange-Traded Fund.              RUSSELL 3000(R) GROWTH INDEX

REIT (REAL ESTATE INVESTMENT TRUST)                                 The Russell 3000(R) Growth Index is a market
                                                                    capitalization-weighted index of growth-oriented stocks of the
A publicly traded company that owns, develops and operates          3,000 largest U.S. companies. The index is calculated on a total
income-producing real estate such as apartments, office             return basis with dividends reinvested.
buildings, hotels, shopping centers and other commercial
properties.                                                         RUSSELL MIDCAP(R) INDEX

RUSSELL 1000(R) GROWTH INDEX                                        The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The
The Russell 1000(R) Growth Index is a market                        index is calculated on a total return basis with dividends
capitalization-weighted index of growth-oriented stocks of the      reinvested.
1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.


                                                                  2
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                                        KEY INVESTMENT TERMS AND FOOTNOTE LEGEND (CONTINUED)

RUSSELL MIDCAP(R) GROWTH INDEX                                      SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

The Russell Midcap(R) Growth Index is a market                      An ADR which is issued with the cooperation of the company whose
capitalization-weighted index of medium-capitalization,             stock will underlie the ADR. These shares carry all the rights
growth-oriented stocks of U.S. companies. The index is              of the common share such as voting rights. ADRs must be
calculated on a total return basis with dividends reinvested.       sponsored to be able to trade on the NYSE.

RUSSELL MIDCAP(R) VALUE INDEX                                       TACTICAL ALLOCATION FUND COMPOSITE INDEX

The Russell Midcap(R) Value Index is a market                       A composite index consisting of 50% S&P 500(R) Index, which
capitalization-weighted index of medium-capitalization,             measures stock market total return performance, and 50% Barclays
value-oriented stocks of U.S. companies. The index is calculated    Capital U.S. Aggregate Bond Index, which measures bond market
on a total return basis with dividends reinvested.                  total return performance.

S&P 500(R) INDEX                                                    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The S&P 500(R) Index is a free-float market                         Securities purchased on a when-issued or forward commitment
capitalization-weighted index of 500 of the largest U.S.            basis are also known as delayed delivery transactions. Delayed
companies. The index is calculated on a total return basis with     delivery transactions involve a commitment by a Fund to purchase
dividends reinvested.                                               or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock
SPDR(R)                                                             in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future
S&P Depositary Receipt                                              changes in interest rates.

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2010, see the Federal Income Tax Information Note 9 in the
     Notes to Financial Statements.

(2)  Non-income producing.

(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010 for the Tactical Allocation Fund, these securities amounted to a value of $7,996 or 4.0% of net assets.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED
WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                 3
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                                                        VIRTUS EQUITY TRUST
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

   We believe it is important for you to understand the impact      EXPENSE TABLE
of costs on your investment. All mutual funds have operating        ----------------------------------------------------------------
expenses. As a shareholder of a Virtus Equity Trust Fund (each,                 Beginning        Ending     Annualized Expenses Paid
a "Fund") you may incur two types of costs: (1) transaction                   Account Value   Account Value   Expense      During
costs, including sales charges on purchases of Class A shares                October 1, 2009 March 31, 2010    Ratio      Period*
and contingent deferred sales charges on Class B and Class C        ----------------------------------------------------------------
shares; and (2) ongoing costs, including investment advisory        GROWTH & INCOME FUND+
fees; distribution and service fees; and other expenses. Class I    ----------------------------------------------------------------
shares are sold without a sales charge and do not incur             ACTUAL
distribution and service fees. These examples are intended to       Class A      $1,000.00      $1,101.00      1.26%       $ 6.60
help you understand your ongoing costs (in dollars) of investing    Class B       1,000.00       1,097.10      2.00         10.46
in a Fund and to compare these costs with the ongoing costs of      Class C       1,000.00       1,097.10      2.01         10.51
investing in other mutual funds. These examples are based on an     Class I       1,000.00       1,101.80      1.01          5.29
investment of $1,000 invested at the beginning of the period and
held for the entire six-month period. The following Expense         HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Table illustrates your Fund's costs in two ways.                    Class A       1,000.00       1,018.57      1.26          6.36
                                                                    Class B       1,000.00       1,014.83      2.00         10.10
ACTUAL EXPENSES                                                     Class C       1,000.00       1,014.78      2.01         10.15
                                                                    Class I       1,000.00       1,019.83      1.01          5.10
   The first section of the accompanying table provides             ----------------------------------------------------------------
information about actual account values and actual expenses. You    MID-CAP CORE FUND
may use the information in this section, together with the          ----------------------------------------------------------------
amount you invested, to estimate the expenses that you paid over    ACTUAL
the period. Simply divide your account value by $1,000 (for         Class A      $1,000.00      $1,122.10      1.35%       $ 7.14
example, an $8,600 account value divided by $1,000 = 8.6), then     Class C       1,000.00       1,117.90      2.10         11.09
multiply the result by the number given for your Fund under the     Class I       1,000.00       1,123.80      1.10          5.82
heading "Expenses Paid During Period" to estimate the expenses
you paid on your account during the period.                         HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A       1,000.00       1,018.11      1.35          6.82
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                        Class C       1,000.00       1,014.33      2.10         10.60
                                                                    Class I       1,000.00       1,019.38      1.10          5.55
   The second section of the accompanying table provides            ----------------------------------------------------------------
information about hypothetical account values and hypothetical      MID-CAP GROWTH FUND
expenses based on the Fund's actual expense ratio and an assumed    ----------------------------------------------------------------
rate of return of 5% per year before expenses, which is not your    ACTUAL
Fund's actual return. The hypothetical account values and           Class A      $1,000.00      $1,117.90      1.45%       $ 7.66
expenses may not be used to estimate the actual ending account      Class B       1,000.00       1,112.90      2.20         11.59
balance or expenses you paid for the period. You may use this       Class C       1,000.00       1,112.90      2.20         11.59
information to compare the ongoing costs of investing in your       Class I       1,000.00       1,118.90      1.20          6.34
Fund and other funds. To do so, compare these 5% hypothetical
examples with the 5% hypothetical examples that appear in the       HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
shareholder reports of the other funds.                             Class A       1,000.00       1,017.61      1.45          7.32
                                                                    Class B       1,000.00       1,013.82      2.20         11.11
   Please note that the expenses shown in the accompanying table    Class C       1,000.00       1,013.82      2.20         11.11
are meant to highlight your ongoing costs only and do not           Class I       1,000.00       1,018.87      1.20          6.06
reflect any transactional costs, such as sales charges or           ----------------------------------------------------------------
contingent deferred sales charges. Therefore, the second section    QUALITY LARGE-CAP VALUE FUND
of the accompanying table is useful in comparing ongoing costs      ----------------------------------------------------------------
only, and will not help you determine the relative total costs      ACTUAL
of owning different funds. In addition, if those transactional      Class A      $1,000.00      $1,105.70      1.35%       $ 7.09
costs were included, your costs would have been higher. The         Class C       1,000.00       1,100.80      2.10         11.00
calculations assume no shares were bought or sold during the        Class I       1,000.00       1,106.90      1.10          5.78
period. Your actual costs may have been higher or lower,
depending on the amount of your investment and the timing of any    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
purchases or redemptions.                                           Class A       1,000.00       1,018.11      1.35          6.82
                                                                    Class C       1,000.00       1,014.33      2.10         10.60
                                                                    Class I       1,000.00       1,019.38      1.11          5.55
                                                                    ----------------------------------------------------------------
                                                                    QUALITY SMALL-CAP FUND
                                                                    ----------------------------------------------------------------
                                                                    ACTUAL
                                                                    Class A      $1,000.00      $1,130.60      1.55%       $ 8.23
                                                                    Class C       1,000.00       1,126.80      2.30         12.20
                                                                    Class I       1,000.00       1,133.00      1.30          6.91

                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A       1,000.00       1,017.10      1.55          7.83
                                                                    Class C       1,000.00       1,013.32      2.30         11.61
                                                                    Class I       1,000.00       1,018.37      1.30          6.56
                                                                    ----------------------------------------------------------------


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                                                        VIRTUS EQUITY TRUST
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE                                                        EXPENSE TABLE
----------------------------------------------------------------     ---------------------------------------------------------------
            Beginning        Ending     Annualized Expenses Paid                Beginning        Ending     Annualized Expenses Paid
          Account Value   Account Value   Expense      During                 Account Value   Account Value    Expense      During
         October 1, 2009 March 31, 2010    Ratio      Period*                October 1, 2009 March 31, 2010     Ratio      Period*
----------------------------------------------------------------     ---------------------------------------------------------------
SMALL-CAP CORE FUND                                                  TACTICAL ALLOCATION FUND
----------------------------------------------------------------     ---------------------------------------------------------------
ACTUAL                                                               ACTUAL
Class A     $1,000.00       $1,114.40      1.59%       $ 8.38        Class A     $1,000.00      $1,067.70      1.28%       $ 6.60
Class B      1,000.00        1,110.40      2.33         12.26        Class B      1,000.00       1,064.40      2.03         10.45
Class C      1,000.00        1,109.40      2.34         12.31        Class C      1,000.00       1,063.90      2.04         10.50
Class I      1,000.00        1,115.40      1.33          7.01
                                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                             Class A      1,000.00       1,018.47      1.28          6.46
Class A      1,000.00        1,016.90      1.59          8.03        Class B      1,000.00       1,014.68      2.03         10.25
Class B      1,000.00        1,013.17      2.33         11.76        Class C      1,000.00       1,014.63      2.04         10.30
Class C      1,000.00        1,013.12      2.34         11.81        ---------------------------------------------------------------
Class I      1,000.00        1,018.22      1.33          6.71
----------------------------------------------------------------          The Funds may invest in other funds, and the annualized
SMALL-CAP GROWTH FUND                                                     expense ratios noted above do not reflect fees and
----------------------------------------------------------------          expenses associated with the underlying funds. If such
ACTUAL                                                                    expenses and fees had been included, the expenses would
Class A     $1,000.00       $1,133.60      1.67%       $ 8.88             have been higher.
Class B      1,000.00        1,129.00      2.42         12.85
Class C      1,000.00        1,129.60      2.42         12.85             *    Expenses are equal to the relevant Fund's annualized
                                                                               expense ratio, which includes waived fees and
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                                       reimbursed expenses, if applicable, multiplied by the
Class A      1,000.00        1,016.50      1.67          8.43                  average account value over the period, multiplied by
Class B      1,000.00        1,012.71      2.42         12.22                  the number of days (182) expenses were accrued in the
Class C      1,000.00        1,012.71      2.42         12.22                  most recent fiscal half-year, then divided by 365
----------------------------------------------------------------               days to reflect the period since inception.
SMALL-CAP SUSTAINABLE GROWTH FUND
----------------------------------------------------------------          +    If net reimbursed extraordinary expenses from prior
ACTUAL                                                                         years and additional current year extraordinary
Class A     $1,000.00       $1,091.80      1.65%       $ 8.61                  expenses were excluded, the actual expenses paid and
Class C      1,000.00        1,088.30      2.40         12.50                  the hypothetical expenses would be as follows:
Class I      1,000.00        1,094.30      1.40          7.31
                                                                                                       ACTUAL
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                                                              EXPENSES   HYPOTHETICAL
Class A      1,000.00        1,016.60      1.65          8.33                                           PAID       EXPENSES
Class C      1,000.00        1,012.81      2.40         12.12                                         --------   ------------
Class I      1,000.00        1,017.86      1.40          7.07                  Growth & Income Fund
----------------------------------------------------------------                 Class A                $5.24        $5.05
STRATEGIC GROWTH FUND                                                            Class B                 9.25         8.94
----------------------------------------------------------------                 Class C                 9.38         9.04
ACTUAL                                                                           Class I                 4.24         4.09
Class A     $1,000.00       $1,107.10      1.43%       $ 7.51
Class B      1,000.00        1,103.60      2.18         11.43             You can find more information about the Funds' expenses in
Class C      1,000.00        1,101.90      2.17         11.37             the Financial Statements section that follows. For
Class I      1,000.00        1,108.80      1.17          6.15             additional information on operating expenses and other
                                                                          shareholder costs, refer to the prospectus.
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00        1,017.71      1.43          7.22
Class B      1,000.00        1,013.92      2.18         11.01
Class C      1,000.00        1,013.97      2.17         10.96
Class I      1,000.00        1,019.02      1.17          5.91
----------------------------------------------------------------


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
                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PDIAX
GROWTH & INCOME FUND                                                                                                 B Share: PBGIX
                                                                                                                     C Share: PGICX
                                                                                                                     I Share: PXIIX

-    GROWTH & INCOME FUND (THE "FUND") is    WHAT FACTORS AFFECTED THE FUND'S             THE PRECEDING INFORMATION IS THE OPINION
     diversified and has an investment       PERFORMANCE DURING ITS FISCAL YEAR?          OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     objective to seek capital                                                            END OF THE PERIOD OF THE REPORT AS STATED
     appreciation and current income.        -    Given the strife the market had         ON THE COVER. ANY SUCH OPINIONS ARE
                                                  encountered in 2008 and early 2009,     SUBJECT TO CHANGE AT ANY TIME BASED UPON
     For the fiscal year ended March 31,          the Fund manager believed that the      MARKET CONDITIONS AND SHOULD NOT BE RELIED
     2010, the Fund's Class A shares at           prudent strategy was to position the    ON AS INVESTMENT ADVICE.
     NAV returned 48.67%, Class B shares          Fund into stocks that offered the
     returned 47.49%, Class C shares              best relative value. They believed      INVESTING IN THE SECURITIES OF SMALL AND
     returned 47.60% and Class I shares           that the best play was to be found in   MID-SIZED COMPANIES INVOLVES GREATER RISKS
     returned 49.00%. For the same period,        companies with tangible assets and      AND PRICE VOLATILITY THAN INVESTING IN
     the S&P 500(R) Index, a broad-based          earnings visibility. Two sectors that   LARGER, MORE ESTABLISHED COMPANIES.
     equity index, returned 49.77%.               contained companies exhibiting those
                                                  qualities during the period were        ------------------------------------------
     ALL PERFORMANCE FIGURES ASSUME               Energy and Materials. Also, there was                 Asset Allocation
     REINVESTMENT OF DISTRIBUTIONS AND            still great uncertainty in the spring                 ----------------
     EXCLUDE THE EFFECT OF SALES CHARGES.         of 2009, which persisted well into
     PERFORMANCE DATA QUOTED REPRESENTS           the fall, whether or not banks would    The following table presents asset
     PAST RESULTS. PAST PERFORMANCE IS NO         be able to survive, and what the        allocations within certain sectors as a
     GUARANTEE OF FUTURE RESULTS AND              financial services industry would       percentage of total investments at March
     CURRENT PERFORMANCE MAY BE HIGHER OR         look like. Furthermore, the massive     31, 2010.
     LOWER THAN THE PERFORMANCE SHOWN.            government involvement created a
     INVESTMENT RETURN AND PRINCIPAL VALUE        great deal of doubt as to what would    Energy                                 19%
     WILL FLUCTUATE SO YOUR SHARES WHEN           be left for shareholders of these       Information Technology                 18
     REDEEMED, MAY BE WORTH MORE OR LESS          stocks. Thus, the Fund manager          Consumer Staples                       13
     THAN THEIR ORIGINAL COST. PLEASE             generally avoided stocks within the     Health Care                            13
     VISIT VIRTUS.COM FOR PERFORMANCE DATA        Financial Sector. Another area that     Industrials                            13
     CURRENT TO THE MOST RECENT MONTH-END.        looked like the road to recovery        Materials                               9
                                                  would be extended was Consumer          Telecommunication Services              4
HOW DID THE MARKET PERFORM DURING THE             Discretionary. The American consumer,   Other (includes short-term
FUND'S FISCAL YEAR?                               with massive debt, concern about job       investments)                        11
                                                  loss, and squeezed by both lower                                              ---
-    The broad market was incredibly              wages and at the pump, seemed ill       Total                                 100%
     strong for the year ended March 31,          equipped to spend money on anything                                           ===
     2010. The U.S. stock market made a           other than necessities. As a result,    ------------------------------------------
     major bottom in early March of 2009,         the Fund manager deployed the
     and enjoyed a powerful bull market           portfolio into Consumer Staples, some
     through the end of the fiscal year.          Health Care, a variety of Industrial
     The combination of easy monetary             stocks, Technology (with a business
     policy and massive fiscal stimulus           bent), Energy and Materials. Areas
     alleviated investor concerns about           that were underweight versus the S&P
     corporate bankruptcies. Many U.S.            were Financials, Consumer
     companies, in the meantime, had cut          Discretionary, and Utilities.
     costs dramatically, repaired balance
     sheets, and pushed hard to increase     -    Overall the Fund beat its peer group,
     worker productivity. This vigilance          but fell slightly short of the S&P
     has now led to greater profitability         500 Index, its benchmark over the
     and higher share prices in a variety         full year. The more conservative
     of different stocks.                         strategy worked for several months,
                                                  however, as the recovery took hold,
                                                  many bank stocks, retail stocks, and
                                                  leisure stocks began to recover. On
                                                  an absolute basis it was still a
                                                  tremendous year for the Fund, and
                                                  overall we are pleased with
                                                  performance. The Fund does tend to
                                                  have a lower price-to-earnings ratio
                                                  than the S&P 500 Index, which in the
                                                  opinion of the managers, does tend to
                                                  mean a less risky portfolio. As a
                                                  result, the context of the
                                                  performance given the massive market
                                                  rally, would lend support to the idea
                                                  that performance was solid.





          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                  6

GROWTH & INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10

                                                                                                            Inception    Inception
                                                                             1 year   5 years   10 years   to 3/31/10      Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                     48.67%    1.79%     -0.33%          --            --
CLASS A SHARES AT POP(3,4)                                                   40.12     0.60      -0.92           --            --
CLASS B SHARES AT NAV(2)                                                     47.49     1.04      -1.07           --            --
CLASS B SHARES WITH CDSC(4)                                                  43.49     1.04      -1.07           --            --
CLASS C SHARES AT NAV AND WITH CDSC(4)                                       47.60     1.04      -1.07           --            --
CLASS I SHARES                                                               49.00       --         --         7.17%     11/13/07
S&P 500(R) INDEX                                                             49.77     1.92      -0.68        -7.31(5)         --(5)

FUND EXPENSE RATIOS(6): A SHARES: GROSS 1.60%, NET 1.42%; B SHARES: GROSS 2.35%, NET 2.17%; C SHARES: GROSS 2.35%, NET 2.17%; I
SHARES: GROSS 1.35%, NET 1.17%.

ALL RETURNS  REPRESENT PAST  PERFORMANCE  WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT  PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL  VALUE OF AN INVESTMENT  WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,
WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF
TAXES THAT A SHAREHOLDER WOULD PAY ON FUND  DISTRIBUTIONS OR THE REDEMPTION OF SHARES.  PLEASE VISIT virtus.com FOR PERFORMANCE DATA
CURRENT TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF
     CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURN IS FROM CLASS I SHARES INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE
     WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class A, Class B and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                                             Share     Share     Share    S&P 500(R)
                                                                                            Class A   Class B   Class C     Index
------------------------------------------------------------------------------------------------------------------------------------
3/31/2000                                                                                      9425     10000     10000        10000
3/31/2001                                                                                      7739      8152      8152         7815
3/30/2002                                                                                      7779      8127      8127         7834
3/28/2003                                                                                      5781      5993      5999         5895
3/31/2004                                                                                      7781      8009      8015         7965
3/31/2005                                                                                      8344      8526      8526         8496
3/31/2006                                                                                      9192      9326      9326         9493
3/31/2007                                                                                     10401     10474     10474        10616
3/30/2008                                                                                      9838      9829      9835        10077
3/31/2009                                                                                      6135      6088      6083         6239
3/31/2010                                                                                      9120      8979      8978         9344





          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 7

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: VMACX
MID-CAP CORE FUND                                                                                                    C Share: VMCCX
                                                                                                                     I Share: VIMCX

-    MID-CAP CORE FUND (THE "FUND") is       WHAT FACTORS AFFECTED THE FUND'S             ------------------------------------------
     diversified and has an investment       PERFORMANCE DURING ITS FISCAL PERIOD?                     Asset Allocation
     objective to seek long-term capital                                                               ----------------
     appreciation.                           -    Low-quality stocks, as measured by
                                                  companies with negative return on       The following table presents asset
     For the fiscal period June 22, 2009          equity, outperformed companies with     allocations within certain sectors as a
     (inception date) through March 31,           positive return on equity. Further,     percentage of total investments at March
     2010, the Fund's Class A shares at           stocks with below-investment-grade      31, 2010.
     NAV returned 26.79%*, Class C shares         credit ratings strongly outperformed
     returned 25.99% and Class I shares           the index as companies that require     Industrials                            23%
     returned 26.99%. For the same period,        higher financial leverage benefited     Information Technology                 16
     the S&P 500(R) Index, a broad-based          the most from the improvement in the    Financials                             15
     equity index, returned 33.04% and the        credit markets and continued low        Health Care                            12
     Russell Midcap(R) Index, the Fund's          interest rates. With the                Consumer Staples                       11
     style-specific benchmark, returned           underperformance of high-quality        Consumer Discretionary                 10
     44.61%.                                      stocks, the Mid-Cap Core Fund           Materials                               4
                                                  underperformed the Russell Midcap       Utilities                               4
*    Returns less than one year are not           Index for the fiscal period.            Other (includes short-term
     annualized.                                                                             investments)                         5
                                             -    An underweight in utilities                                                   ---
     ALL PERFORMANCE FIGURES ASSUME               contributed the most to performance     Total                                 100%
     REINVESTMENT OF DISTRIBUTIONS AND            while negative stock selection and an                                         ===
     EXCLUDE THE EFFECT OF SALES CHARGES.         underweight in materials and            ------------------------------------------
     PERFORMANCE DATA QUOTED REPRESENTS           processing as well as negative stock
     PAST RESULTS. PAST PERFORMANCE IS NO         selection in energy detracted the
     GUARANTEE OF FUTURE RESULTS AND              most.
     CURRENT PERFORMANCE MAY BE HIGHER OR
     LOWER THAN THE PERFORMANCE SHOWN.       THE PRECEDING INFORMATION IS THE OPINION
     INVESTMENT RETURN AND PRINCIPAL VALUE   OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     WILL FLUCTUATE SO YOUR SHARES WHEN      END OF THE PERIOD OF THE REPORT AS STATED
     REDEEMED, MAY BE WORTH MORE OR LESS     ON THE COVER. ANY SUCH OPINIONS ARE
     THAN THEIR ORIGINAL COST. PLEASE        SUBJECT TO CHANGE AT ANY TIME BASED UPON
     VISIT virtus.com FOR PERFORMANCE DATA   MARKET CONDITIONS AND SHOULD NOT BE RELIED
     CURRENT TO THE MOST RECENT MONTH-END.   ON AS INVESTMENT ADVICE.

HOW DID THE MARKET PERFORM DURING THE        BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
FUND'S FISCAL PERIOD?                        SECURITIES, IT WILL BE IMPACTED BY EACH
                                             SECURITY'S PERFORMANCE MORE THAN A FUND
-    Investors experienced one of the        WITH A LARGE NUMBER OF HOLDINGS.
     strongest stock market recoveries in
     history for the Fund's fiscal year      INVESTING IN THE SECURITIES OF SMALL AND
     after experiencing one of the worst     MID-SIZED COMPANIES INVOLVES GREATER RISKS
     stock market performances in history    AND PRICE VOLATILITY THAN INVESTING IN
     in 2008. For the period,                LARGER, MORE ESTABLISHED COMPANIES.
     mid-capitalization stocks performed
     the strongest with the Russell Midcap
     Index returning 44.61%, followed by
     small-cap stocks with the Russell
     2000 Index increasing 33.77%,
     followed by large-cap stocks with the
     S&P 500 Index increasing 33.04%.

-    The fiscal period experienced the
     outperformance of classic cyclical
     sectors with consumer discretionary,
     materials and processing, and
     financial services performing the
     best while defensive sectors, such as
     utilities and consumer staples,
     lagged.

-    We believe the economic recovery is
     taking hold and the financial system
     appears to have stabilized. However,
     we continue to operate in an
     environment where businesses are
     cautiously optimistic about future
     growth but are still hesitant to
     commit to meaningful increases in
     human and physical capital. Further,
     unemployment remains near a 26-year
     high, restraining ongoing consumer
     spending which makes up nearly three
     quarters of the U.S. economy.





          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                  8

MID-CAP CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10

                                                                Inception                   Inception
                                                                to 3/31/10                     Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                          26.79%                    6/22/09
CLASS A SHARES AT POP(3, 4)                                       19.50                     6/22/09
CLASS C SHARES AT NAV(2)                                          25.99                     6/22/09
CLASS C SHARES WITH CDSC                                          24.99                     6/22/09
CLASS I SHARES                                                    26.99                     6/22/09
S&P 500(R) INDEX                                                  33.04                          --(5)
RUSSELL MIDCAP(R) INDEX                                           44.61                          --(5)

FUND EXPENSE RATIOS(6): A SHARES: GROSS 3.01%, NET 1.35%; C SHARES: GROSS 3.76%, NET 2.10%; I SHARES: GROSS 2.76%, NET 1.10%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0%
     THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE
     WAIVER IN EFFECT THROUGH 6/30/10. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER. SEE THE FINANCIAL
     HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 22, 2009 (inception date of the Fund), for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                         Share     Share     Share    S&P 500(R)   Russell Midcap(R)
                                                                        Class A   Class C   Class I      Index           Index
------------------------------------------------------------------------------------------------------------------------------------
6/22/2009                                                                  9425    10000     10000       10000           10000
3/31/2010                                                                 11950    12499     12699       13304           14461

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 9

                                                                                                                  TICKER SYMBOLS:
                                                                                                                  A Share: PHSKX
MID-CAP GROWTH FUND                                                                                               B Share: PSKBX
                                                                                                                  C Share: PSKCX
                                                                                                                  I Share: PICMX
                                                                                          ------------------------------------------
-    MID-CAP GROWTH FUND (THE "FUND") is     -    As is usually the case in economic                   Asset Allocation
     diversified and has an investment            recovery periods, smaller                            ----------------
     objective to seek capital                    capitalization stocks outperformed
     appreciation.                                large. Mid-cap stocks also performed    The following table presents asset
                                                  very strongly, with the Russell         allocations within certain sectors as a
     For the fiscal year ended March 31,          Midcap Growth Index providing the       percentage of total investments at March
     2010, the Fund's Class A shares at           highest return of the Russell style     31, 2010.
     NAV returned 58.89%, Class B shares          categories.
     returned 57.68%, Class C shares                                                      Information Technology                 27%
     returned 57.68%, and Class I shares     WHAT FACTORS AFFECTED THE FUND'S             Consumer Discretionary                 16
     returned 59.19%. For the same period    PERFORMANCE DURING ITS FISCAL YEAR?          Health Care                            16
     the S&P 500(R) Index, a broad-based                                                  Industrials                            15
     equity index, returned 49.77% and the   -    While the Fund performed strongly       Financials                              6
     Russell Midcap(R) Growth Index, the          over the fiscal year, the prevalence    Materials                               6
     Fund's style-specific benchmark,             of risk-seeking did have a negative     Telecommunication Services              5
     returned 63.00%.                             impact on relative returns. The Fund    Other (includes short-term
                                                  generally invests in companies that       investments)                          9
     ALL PERFORMANCE FIGURES ASSUME               are considered higher quality (i.e.,                                          ---
     REINVESTMENT OF DISTRIBUTIONS AND            profitable, strong balance sheet,       Total                                 100%
     EXCLUDE THE EFFECT OF SALES CHARGES.         good growth prospects, etc.). With                                            ===
     PERFORMANCE DATA QUOTED REPRESENTS           distressed companies leading the        ------------------------------------------
     PAST RESULTS. PAST PERFORMANCE IS NO         charge in the equity markets, keeping
     GUARANTEE OF FUTURE RESULTS AND              pace with the surging benchmark was a
     CURRENT PERFORMANCE MAY BE HIGHER OR         challenge. Most of the sectors
     LOWER THAN THE PERFORMANCE SHOWN.            participated strongly, with only the
     INVESTMENT RETURN AND PRINCIPAL VALUE        traditionally defensive sectors of
     WILL FLUCTUATE SO YOUR SHARES WHEN           telecom and utilities returning less
     REDEEMED, MAY BE WORTH MORE OR LESS          than 50%. Our sector allocation was
     THAN THEIR ORIGINAL COST. PLEASE             relatively neutral to performance,
     VISIT virtus.com FOR PERFORMANCE DATA        while stock selection moderately
     CURRENT TO THE MOST RECENT MONTH-END.        detracted. Strong contributors
                                                  included soft-drink bottler Pepsi
HOW DID THE MARKET PERFORM DURING THE             Bottling, drug maker Valeant
FUND'S FISCAL YEAR?                               Pharmaceutical, hospital operator
                                                  Universal Health Services, and
-    The year ended March 31, 2010                storage technology provider Western
     coincided nearly perfectly with a            Digital. Underperformers included
     sharp, broad recovery of the U.S.            electrical products manufacturer
     equity markets. After dropping               General Cable, utility AES, and auto
     precipitously late in 2008 and early         deal Penske Automotive Group.
     2009, the markets bottomed in early
     March 2009, and proceeded to rise on    THE PRECEDING INFORMATION IS THE OPINION
     hopes that the stimulus packages put    OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     in place by governments around the      END OF THE PERIOD OF THE REPORT AS STATED
     world would divert a recession and      ON THE COVER. ANY SUCH OPINIONS ARE
     result in resumed economic growth. As   SUBJECT TO CHANGE AT ANY TIME BASED UPON
     the year progressed, it appeared that   MARKET CONDITIONS AND SHOULD NOT BE RELIED
     depression-like conditions were         ON AS INVESTMENT ADVICE.
     avoided, and many of the emerging
     economies around the world did, in      INVESTING IN THE SECURITIES OF SMALL AND
     fact, resume growth. While the U.S.     MID-SIZED COMPANIES INVOLVES GREATER RISKS
     economy continued to struggle with      AND PRICE VOLATILITY THAN INVESTING IN
     high unemployment, a depressed          LARGER, MORE ESTABLISHED COMPANIES.
     housing market, and escalating
     Federal, State, and Local debt
     levels, many positive signs did
     emerge over the course of the year.
     As a result, optimism and
     risk-seeking ruled the U.S. equity
     markets. The market's recovery, in
     many ways, was a mirror image of the
     declines experienced over the
     previous year. In general, the best
     performing stocks were those of
     companies that had experienced
     financial stress during the financial
     crisis, and themselves had higher
     probabilities of bankruptcy factored
     into their valuations. As economic
     optimism returned, these "troubled"
     companies, particularly those that
     were able to lower their cost
     structures and reduce debt levels,
     outperformed companies that were in a
     better position to survive the storm.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 10

MID-CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Inception     Inception
                                                                           1 year   5 years   10 years   to 3/31/10        Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                   58.89%    -1.31%    -8.26%         --              --
CLASS A SHARES AT POP(3, 4)                                                49.75     -2.48     -8.80          --              --
CLASS B SHARES AT NAV(2)                                                   57.68     -2.09     -8.95          --              --
CLASS B SHARES WITH CDSC(4)                                                53.68     -2.09     -8.95          --              --
CLASS C SHARES AT NAV AND WITH CDSC(4)                                     57.68     -2.06        --       -4.91%         1/2/01
CLASS I SHARES AT NAV(2)                                                   59.19        --        --       -7.56         9/13/07
S&P 500(R) INDEX                                                           49.77      1.92     -0.68          --(5)           --(5)
RUSSELL MIDCAP(R) GROWTH INDEX                                             63.00      4.27     -1.69          --(5)           --(5)
---------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.60%, NET 1.45%; B SHARES: GROSS 2.35%, NET 2.20%; C SHARES: GROSS 2.35%, NET 2.20%; I
SHARES: GROSS 1.35%, NET 1.20%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF
     CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNED 0.88% FOR CLASS C SHARES AND -6.81% FOR CLASS I SHARES FROM THE INCEPTION DATE OF THE RESPECTIVE SHARE
     CLASS.

(6)  THE INDEX RETURNED 2.48% FOR CLASS C SHARES AND -4.27% FOR CLASS I SHARES FROM THE INCEPTION DATE OF THE RESPECTIVE SHARE
     CLASS.

(7)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE
     WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
---------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                          Russell
                                           MidCap
             Share     Share    S&P 500    Growth
            Class A   Class B    Index     Index
            -------   -------   -------   -------
3/31/2000     9425     10000     10000     10000
3/31/2001     4175      4398      7815      5458
3/30/2002     4017      4199      7834      5715
3/28/2003     2700      2803      5895      4223
3/31/2004     4102      4225      7965      6319
3/31/2005     4252      4350      8496      6844
3/31/2006     4964      5038      9493      8396
3/31/2007     4851      4888     10616      8976
3/30/2008     4192      4193     10077      8567
3/31/2009     2505      2482      6239      5176
3/31/2010     3980      3914      9344      8437

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 11

                                                                                                                  TICKER SYMBOLS:
QUALITY LARGE-CAP VALUE FUND                                                                                      A Share: PPTAX
                                                                                                                  C Share: PPTCX
                                                                                                                  I Share: PIPTX

-    QUALITY LARGE-CAP VALUE FUND (THE       -    Concerns remain, however, with the      THE PRECEDING INFORMATION IS THE OPINION
     "FUND") is diversified and has an            most notable being sovereign credit     OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     investment objective to seek                 risk and a still fragile global         END OF THE PERIOD OF THE REPORT AS STATED
     long-term capital appreciation.              economy. In January, markets briefly    ON THE COVER. ANY SUCH OPINIONS ARE
                                                  sold off related to concerns            SUBJECT TO CHANGE AT ANY TIME BASED UPON
     For the fiscal year ended March 31,          regarding a possible default by         MARKET CONDITIONS AND SHOULD NOT BE RELIED
     2010, the Fund's Class A shares at NAV       Greece and the knock on effects that    ON AS INVESTMENT ADVICE.
     returned 47.40%, Class C shares              that would have throughout Europe.
     returned 46.15% and Class I shares                                                   BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
     returned 47.74%. For the fiscal year,   -    For the period, mid-capitalization      SECURITIES, IT WILL BE MORE IMPACTED BY
     the S&P 500(R) Index, a broad-based          stocks performed the strongest with     EACH SECURITY'S PERFORMANCE MORE THAN A
     equity index, returned 49.77%; and           the Russell Midcap Index returning      FUND WITH A LARGER NUMBER OF HOLDINGS.
     the Russell 1000(R) Value Index, the         67.71%, followed by small-cap stocks
     Fund's style-specific benchmark,             with the Russell 2000 Index             ------------------------------------------
     returned 53.56%.                             increasing 62.77%, followed by                       Asset Allocation
                                                  large-cap stocks with the S&P 500                    ----------------
     ALL PERFORMANCE FIGURES ASSUME               Index increasing 49.77%.
     REINVESTMENT OF DISTRIBUTIONS AND                                                    The following table presents asset
     EXCLUDE THE EFFECT OF SALES CHARGES.    -    The materials, consumer                 allocations within certain sectors as a
     PERFORMANCE DATA QUOTED REPRESENTS           discretionary, and industrials          percentage of total investments at March
     PAST RESULTS. PAST PERFORMANCE IS NO         sectors performed the best during the   31, 2010.
     GUARANTEE OF FUTURE RESULTS AND              period reflecting strong gains in
     CURRENT PERFORMANCE MAY BE HIGHER OR         economically sensitive sectors.         Financials                            21%
     LOWER THAN THE PERFORMANCE SHOWN.            Telecommunications services,            Consumer Staples                      14
     INVESTMENT RETURN AND PRINCIPAL VALUE        utilities, and consumer staples         Energy                                14
     WILL FLUCTUATE SO YOUR SHARES WHEN           lagged, reflecting the rotation out     Information Technology                13
     REDEEMED, MAY BE WORTH MORE OR LESS          of more defensive names.                Consumer Discretionary                11
     THAN THEIR ORIGINAL COST. PLEASE                                                     Industrials                           11
     VISIT virtus.com FOR PERFORMANCE DATA   WHAT FACTORS AFFECTED THE FUND'S             Health Care                            6
     CURRENT TO THE MOST RECENT MONTH-END.   PERFORMANCE DURING ITS FISCAL YEAR?          Other (includes short-term
                                                                                            investments)                        10
HOW DID THE MARKET PERFORM DURING THE        -    Low-quality stocks, as measured by                                           ---
FUND'S FISCAL YEAR?                               profitability (return on equity) and    Total                                100%
                                                  leverage (long-term debt-to-capital)                                         ===
-    Stock markets moved higher during the        outperformed high-quality stocks        ------------------------------------------
     fiscal year after bottoming in March         during the period. Further, stocks
     2009. A year ago investors were              with below-investment-grade credit
     concerned about the dramatic decline         ratings strongly outperformed the
     in economic activity that followed a         index as companies that require
     severe disruption in the credit              higher financial leverage benefited
     markets in late 2008. Since then,            the most from the improvement in the
     however, investors have embraced an          credit markets. With the
     apparent stabilization in the                underperformance of high-quality
     economy. Despite an unemployment rate        stocks, the Fund underperformed the
     that remains stubbornly high,                Russell 1000 Value Index for the
     government figures indicate that the         fiscal period.
     economy has finally stopped losing
     jobs. In addition, companies have       -    Strong stock selection and an
     worked off excess inventories that           underweight in energy and health care
     resulted from the recession. All of          contributed the most to performance
     this bodes well for the economy and          while negative stock selection and an
     the stock market.                            underweight in financials as well as
                                                  negative stock selection in consumer
                                                  discretionary detracted the most.


          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 12

QUALITY LARGE-CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Inception    Inception
                                                                                                1 year    to 3/31/10       Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                         47.40%     0.08%        7/29/05
CLASS A SHARES AT POP(3, 4)                                                                      38.92     -1.18         7/29/05
CLASS C SHARES AT NAV AND WITH CDSC(4)                                                           46.15     -0.67         7/29/05
CLASS I SHARES AT NAV                                                                            47.74     -8.34         6/06/08
S&P 500(R) INDEX                                                                                 49.77        --(5)           --(5)
RUSSELL 1000(R) VALUE INDEX                                                                      53.56        --(6)           --(6)

FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.46%, NET 1.35%; C SHARES: GROSS 2.21%, NET 2.10%; I SHARES: GROSS 1.21%, NET 1.10%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0%
     THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNED 0.97% FOR CLASS C SHARES AND -5.77% FOR CLASS I SHARES FROM THE INCEPTION DATE OF THE RESPECTIVE SHARE
     CLASSES.

(6)  THE INDEX RETURNED 0.15% FOR CLASS C SHARES AND -7.27% FOR CLASS I SHARES FROM THE INCEPTION DATE OF THE RESPECTIVE SHARE
     CLASSES.

(7)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE
     WAIVER AND EXCLUDING EXTRAORDINARY EXPENSES. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE
     FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on July 29, 2005, (inception date of the Fund) for Class A and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                Russell
             Share     Share    S&P 500(R)   1000(R) Value
            Class A   Class C      Index         Index
            -------   -------   ----------   -------------
7/29/2005     9425     10000       10000         10000
3/31/2006    10311     10895       10626         10831
3/30/2007    12481     13096       11884         12654
3/31/2008    10597     11038       11281         11389
3/31/2009     6417      6630        6984          6558
3/31/2010     9459      9690       10460         10070

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 13


                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PQSAX
QUALITY SMALL-CAP FUND                                                                                               C Share: PQSCX
                                                                                                                     I Share: PXQSX

-    QUALITY SMALL-CAP FUND (THE "FUND")     -    The fiscal period experienced the       THE PRECEDING INFORMATION IS THE OPINION
     is diversified and has an investment         outperformance of classic cyclical      OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     objective to seek long-term capital          sectors with consumer discretionary,    END OF THE PERIOD OF THE REPORT AS STATED
     appreciation.                                materials and processing, and energy    ON THE COVER. ANY SUCH OPINIONS ARE
                                                  performing the best while defensive     SUBJECT TO CHANGE AT ANY TIME BASED UPON
     For the fiscal year ended March 31,          sectors, such as utilities and          MARKET CONDITIONS AND SHOULD NOT BE RELIED
     2010, the Fund's Class A shares at           consumer staples, lagged.               ON AS INVESTMENT ADVICE.
     NAV returned 60.78%, Class C shares
     returned 59.74%, and Class I shares     -    We believe the economic recovery is     BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
     returned 61.32%. For the same period,        taking hold and the financial system    SECURITIES, IT WILL BE IMPACTED BY EACH
     the S&P 500(R) Index, a broad-based          appears to have stabilized. However,    SECURITY'S PERFORMANCE MORE THAN A FUND
     equity index, returned 49.77%; and           we continue to operate in an            WITH A LARGER NUMBER OF HOLDINGS.
     the Russell 2000(R) Value Index, the         environment where businesses are        INVESTING IN THE SECURITIES OF SMALL AND
     Fund's style-specific benchmark,             cautiously optimistic about future      MID-SIZED COMPANIES INVOLVES GREATER RISKS
     returned 65.07%.                             growth but are still hesitant to        AND PRICE VOLATILITY THAN INVESTING IN
                                                  commit to meaningful increases in       LARGER, MORE ESTABLISHED COMPANIES.
     ALL PERFORMANCE FIGURES ASSUME               human and physical capital. Further,    BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
     REINVESTMENT OF DISTRIBUTIONS AND            unemployment remains near a 26-year     SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
     EXCLUDE THE EFFECT OF SALES CHARGES.         high, restraining ongoing consumer      SECTOR'S PERFORMANCE MORE THAN A FUND WITH
     PERFORMANCE DATA QUOTED REPRESENTS           spending which makes up nearly three    A BROADER SECTOR DIVERSIFICATION.
     PAST RESULTS. PAST PERFORMANCE IS NO         quarters of the U.S. economy.
     GUARANTEE OF FUTURE RESULTS AND                                                      ------------------------------------------
     CURRENT PERFORMANCE MAY BE HIGHER OR    WHAT FACTORS AFFECTED THE FUND'S                          ASSET ALLOCATION
     LOWER THAN THE PERFORMANCE SHOWN.       PERFORMANCE DURING ITS FISCAL YEAR?                       ----------------
     INVESTMENT RETURN AND PRINCIPAL VALUE
     WILL FLUCTUATE SO YOUR SHARES WHEN      -    Low-quality stocks, as measured by      The following table presents asset
     REDEEMED, MAY BE WORTH MORE OR LESS          companies with negative return on       allocations within certain sectors as a
     THAN THEIR ORIGINAL COST. PLEASE             equity, outperformed companies with     percentage of total investments at March
     VISIT VIRTUS.COM FOR PERFORMANCE DATA        positive return on equity. Further,     31, 2010.
     CURRENT TO THE MOST RECENT MONTH-END.        stocks with below-investment-grade
                                                  credit ratings strongly outperformed    Industrials                            27%
HOW DID THE MARKET PERFORM DURING THE             the index as companies that require     Financials                             20
FUND'S FISCAL YEAR?                               higher financial leverage benefited     Health Care                            11
                                                  the most from the improvement in the    Energy                                 10
-    Investors experienced one of the             credit markets and continued low        Information Technology                  9
     strongest stock market recoveries in         interest rates. With the                Consumer Discretionary                  8
     history for the Fund's fiscal year           underperformance of high-quality        Consumer Staples                        4
     after experiencing one of the worst          stocks, the Quality Small-Cap Fund      Other (includes short-term
     stock market performances in history         underperformed the Russell 2000 Value      investments)                        11
     in 2008. For the period,                     Index for the fiscal period.                                                  ---
     mid-capitalization stocks performed                                                  Total                                 100%
     the strongest with the Russell Midcap   -    Strong stock selection and an                                                 ===
     Index returning 67.71%, followed by          underweight in financial services and   ------------------------------------------
     small-cap stocks with the Russell            an underweight in utilities
     2000 Index increasing 62.77%,                contributed the most to performance
     followed by large-cap stocks with the        while negative stock selection in
     S&P 500 Index increasing 49.77%.             producer durables and negative stock
                                                  selection and an underweight in
                                                  materials and processing detracted
                                                  the most.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 14

QUALITY SMALL-CAP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN1 for periods ended 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Inception    Inception
                                                                                                   1 year   to 3/31/10      Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                           60.78%      1.17%      6/28/06
CLASS A SHARES AT POP(3, 4)                                                                        51.53      -0.41       6/28/06
CLASS C SHARES AT NAV AND WITH CDSC(4)                                                             59.74       0.44       6/28/06
CLASS I SHARES AT NAV                                                                              61.32       1.44       6/28/06
S&P 500(R) INDEX                                                                                   49.77       0.48(5)         --(5)
RUSSELL 2000(R) VALUE INDEX                                                                        65.07      -0.03(5)         --(5)

FUND EXPENSE RATIOS(6): A SHARES: GROSS 1.84%, NET 1.45%; C SHARES: GROSS 2.59%, NET 2.19%; I SHARES: GROSS 1.59%, NET 1.19%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS  OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0%
     THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
     WAIVER.  GROSS  EXPENSE:  DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.  SEE THE FINANCIAL  HIGHLIGHTS  FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on June 28, 2006, (inception date of the Fund) for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                                           Share     Share     Share    S&P 500(R)   Russell 2000(R)
                                                                          Class A   Class C   Class I     Index        Value Index
------------------------------------------------------------------------------------------------------------------------------------
6/28/2006                                                                   9425      10000    10000      10000           10000
3/30/2007                                                                  10960      11568    11654      11568           11914
3/31/2008                                                                   9248       9688     9861      10980            9902
3/31/2009                                                                   6125       6366     6541       6798            6051
3/31/2010                                                                   9847      10168    10553      10182            9989

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 15

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PKSAX
SMALL-CAP CORE FUND                                                                                                  B Share: PKSBX
                                                                                                                     C Share: PKSCX
                                                                                                                     I Share: PKSFX

-    SMALL-CAP CORE FUND (THE "FUND") is     -    The fiscal period experienced the       THE PRECEDING INFORMATION IS THE OPINION
     diversified and has an investment            outperformance of classic cyclical      OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     objective to seek long-term capital          sectors with consumer discretionary,    END OF THE PERIOD OF THE REPORT AS STATED
     appreciation with dividend income a          materials and processing, and energy    ON THE COVER. ANY SUCH OPINIONS ARE
     secondary consideration.                     performing the best while defensive     SUBJECT TO CHANGE AT ANY TIME BASED UPON
                                                  sectors, such as utilities and          MARKET CONDITIONS AND SHOULD NOT BE RELIED
     For the fiscal year ended March 31,          consumer staples, lagged.               ON AS INVESTMENT ADVICE.
     2010, the Fund's Class A shares at
     NAV returned 58.23%, Class B shares     -    We believe the economic recovery is     BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
     returned 57.13%, Class C shares              taking hold and the financial system    SECURITIES, IT WILL BE IMPACTED BY EACH
     returned 57.06%, and Class I shares          appears to have stabilized. However,    SECURITY'S PERFORMANCE MORE THAN A FUND
     returned 58.68%. For the same period,        we continue to operate in an            WITH A LARGER NUMBER OF HOLDINGS.
     the S&P 500(R) Index, a broad-based          environment where businesses are        INVESTING IN THE SECURITIES OF SMALL AND
     equity index, returned 49.77%; and           cautiously optimistic about future      MID-SIZED COMPANIES INVOLVES GREATER RISKS
     the Russell 2000(R) Index, the Fund's        growth but are still hesitant to        AND PRICE VOLATILITY THAN INVESTING IN
     style-specific benchmark, returned           commit to meaningful increases in       LARGER, MORE ESTABLISHED COMPANIES.
     62.77%.                                      human and physical capital. Further,
                                                  unemployment remains near a 26-year     ------------------------------------------
     ALL PERFORMANCE FIGURES ASSUME               high, restraining ongoing consumer                   ASSET ALLOCATION
     REINVESTMENT OF DISTRIBUTIONS AND            spending which makes up nearly three                 ----------------
     EXCLUDE THE EFFECT OF SALES CHARGES.         quarters of the U.S. economy.
     PERFORMANCE DATA QUOTED REPRESENTS                                                   The following table presents asset
     PAST RESULTS. PAST PERFORMANCE IS NO    WHAT FACTORS AFFECTED THE FUND'S             allocations within certain sectors as a
     GUARANTEE OF FUTURE RESULTS AND         PERFORMANCE DURING ITS FISCAL YEAR?          percentage of total investments at March
     CURRENT PERFORMANCE MAY BE HIGHER OR                                                 31, 2010.
     LOWER THAN THE PERFORMANCE SHOWN.       -    Low-quality stocks, as measured by
     INVESTMENT RETURN AND PRINCIPAL VALUE        companies with negative return on       Industrials                            25%
     WILL FLUCTUATE SO YOUR SHARES WHEN           equity, outperformed companies with     Information Technology                 22
     REDEEMED, MAY BE WORTH MORE OR LESS          positive return on equity. Further,     Health Care                            14
     THAN THEIR ORIGINAL COST. PLEASE             stocks with below-investment-grade      Consumer Discretionary                 13
     VISIT VIRTUS.COM FOR PERFORMANCE DATA        credit ratings strongly outperformed    Financials                             12
     CURRENT TO THE MOST RECENT MONTH-END.        the index as companies that require     Energy                                  5
                                                  higher financial leverage benefited     Materials                               2
HOW DID THE MARKET PERFORM DURING THE             the most from the improvement in the    Other (includes short-term
FUND'S FISCAL YEAR?                               credit markets and continued low           investments)                         7
                                                  interest rates. With the                                                      ---
-    Investors experienced one of the             underperformance of high-quality        Total                                 100%
     strongest stock market recoveries in         stocks, the Small-Cap Core Fund                                               ===
     history for the Fund's fiscal year           underperformed the Russell 2000 Index   ------------------------------------------
     after experiencing one of the worst          for the fiscal period.
     stock market performances in history
     in 2008. For the period,                -    An underweight in utilities and
     mid-capitalization stocks performed          strong stock selection and an
     the strongest with the Russell Midcap        underweight in energy contributed the
     Index returning 67.71%, followed by          most to performance while negative
     small-cap stocks with the Russell            stock selection in health care and
     2000 Index increasing 62.77%,                materials and processing detracted
     followed by large-cap stocks with the        the most.
     S&P 500 Index increasing 49.77%.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 16

SMALL-CAP CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Inception    Inception
                                                                             1 year    5 years   10 years   to 3/31/10      Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                      58.23%    2.76%        --       5.12%       8/30/02
CLASS A SHARES AT POP(3, 4)                                                   49.13     1.55         --       4.30        8/30/02
CLASS B SHARES AT NAV(2)                                                      57.13     2.02         --       4.37        8/30/02
CLASS B SHARES WITH CDSC(4)                                                   53.13     2.02         --       4.37        8/30/02
CLASS C SHARES AT NAV AND WITH CDSC(4)                                        57.06     2.00         --       4.37        8/30/02
CLASS I SHARES AT NAV(2)                                                      58.68     3.01       5.18%        --             --
S&P 500(R) INDEX                                                              49.77     1.92      -0.68       5.34(5)          --(5)
RUSSELL 2000(R) INDEX                                                         62.77     3.36       3.68       8.95(5)          --(5)

FUND EXPENSE RATIOS(6): A SHARES: 1.77%; B SHARES: 2.52%; C SHARES: 2.52%; I SHARES: 1.52%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER.  CDSC CHARGES FOR ALL REDEMPTIONS OF
     CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  SEE THE FINANCIAL  HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class I shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                                               Share    S&P 500(R)   Russell 2000(R)
                                                                                              Class I     Index           Index
------------------------------------------------------------------------------------------------------------------------------------
3/31/2000                                                                                      10000        10000         10000
3/31/2001                                                                                      11624         7815          8467
3/30/2002                                                                                      13570         7834          9651
3/28/2003                                                                                       9629         5895          7049
3/31/2004                                                                                      13585         7965         11548
3/31/2005                                                                                      14284         8496         12173
3/31/2006                                                                                      16615         9493         15320
3/31/2007                                                                                      18089        10616         16225
3/30/2008                                                                                      14827        10077         14115
3/31/2009                                                                                      10440         6239          8822
3/31/2010                                                                                      16566         9344         14359

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 17

SMALL-CAP GROWTH FUND                                                                                                TICKER SYMBOLS:
                                                                                                                     A Share: PAMAX
                                                                                                                     B Share: PSMGX
                                                                                                                     C Share: PEMCX

-    SMALL-CAP GROWTH FUND (THE "FUND") is   -    Stocks continued to march to the beat   -    In the first quarter of 2010,
     diversified and has an investment            of the economic recovery and posted a        positive macro developments included
     objective to seek long-term growth of        third consecutive quarter of gains.          benign inflation readings, improved
     capital.                                     Early expansion and highly                   manufacturing production, solid
                                                  economically sensitive sectors               retail sales, and further signs of
     For the fiscal year ended March 31,          (consumer discretionary, technology,         house price stabilization. The
     2010, the Fund's Class A shares at           etc.), the leaders since the March           unemployment picture has stabilized,
     NAV returned 58.95%, Class B shares          '09 lows, were joined by                     but remained relatively high.
     returned 57.75%, and Class C shares          traditionally later cycle sectors
     returned 57.79%. For the same period,        (materials, industrials, etc.).         THE PRECEDING INFORMATION IS THE OPINION
     the S&P 500(R) Index, a broad-based                                                  OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     equity index, returned 49.77%; and      -    The first quarter of 2010 closed with   END OF THE PERIOD OF THE REPORT AS STATED
     the Russell 2000(R) Growth Index, the        equity indices sitting at cycle         ON THE COVER. ANY SUCH OPINIONS ARE
     Fund's style-specific benchmark,             highs. A strengthening U.S. dollar      SUBJECT TO CHANGE AT ANY TIME BASED UPON
     returned 60.32%.                             and rising yields were new              MARKET CONDITIONS AND SHOULD NOT BE RELIED
                                                  developments. From December '09         ON AS INVESTMENT ADVICE.
     ALL PERFORMANCE FIGURES ASSUME               through the end of this quarter, the
     REINVESTMENT OF DISTRIBUTIONS AND            U.S. dollar increased by over 10%       INVESTING IN THE SECURITIES OF SMALL AND
     EXCLUDE THE EFFECT OF SALES CHARGES.         versus a basket of major foreign        MID-SIZED COMPANIES INVOLVES GREATER RISKS
     PERFORMANCE DATA QUOTED REPRESENTS           currencies as yields on longer dated    AND PRICE VOLATILITY THAN INVESTING IN
     PAST RESULTS. PAST PERFORMANCE IS NO         maturities reached 12-month highs.      LARGER, MORE ESTABLISHED COMPANIES.
     GUARANTEE OF FUTURE RESULTS AND              Both developments ignited debates       BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
     CURRENT PERFORMANCE MAY BE HIGHER OR         over the implications and added to      SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
     LOWER THAN THE PERFORMANCE SHOWN.            volatility.                             SECTOR'S PERFORMANCE MORE THAN A FUND WITH
     INVESTMENT RETURN AND PRINCIPAL VALUE                                                A BROADER SECTOR DIVERSIFICATION.
     WILL FLUCTUATE SO YOUR SHARES WHEN      WHAT FACTORS AFFECTED THE FUND'S
     REDEEMED, MAY BE WORTH MORE OR LESS     PERFORMANCE DURING ITS FISCAL YEAR?          ------------------------------------------
     THAN THEIR ORIGINAL COST. PLEASE                                                                  ASSET ALLOCATION
     VISIT VIRTUS.COM FOR PERFORMANCE DATA   -    Improved credit conditions and                       ----------------
     CURRENT TO THE MOST RECENT MONTH-END.        accelerating economic growth
                                                  contributed to the Fund's strong        The following table presents asset
HOW DID THE MARKET PERFORM DURING THE             absolute returns.                       allocations within certain sectors as a
FUND'S FISCAL YEAR?                                                                       percentage of total investments at March
                                             -    Significant profit revisions helped     31, 2010.
-    The market posted strong returns             to fuel the relative strength in
     during the Fund's fiscal year.               small cap growth stocks, a focus of     Information Technology                 33%
                                                  the Fund.                               Health Care                            23
-    Risk assets (including stocks)                                                       Industrials                            14
     rebounded significantly following the   -    Cyclical positioning within the Fund    Consumer Discretionary                 13
     prior year's sell-off.                       contributed to performance.             Energy                                  7
                                                                                          Financials                              5
-    Improved credit conditions and          -    In the second quarter of 2009, market   Materials                               2
     accelerating economic growth                 returns were supported by encouraging   Other (includes short-term
     contributed to the strong returns.           reads such as the ISM Manufacturing        investments)                         3
                                                  Index (five months of consecutive                                             ---
-    Fueled by signs of economic                  increases), stronger than expected      Total                                 100%
     stability, equity markets rallied            Durable Goods orders, an increase in                                          ===
     substantially in the second quarter          the Conference Board Leading Economic   ------------------------------------------
     of 2009. The broader market returns          Index and signs of stability within
     were the largest in almost ten years         the housing market. Profit (earnings)
     and were based on hopes of an upswing        revisions turned positive for the
     in economic activity. Investors              first time in well over a year.
     responded by ratcheting up their
     risk. Given prevailing market levels    -    Stocks reacted positively in the
     and poor sentiment, the impact on            third quarter to further signs of
     equity market returns was                    economic stability, highlighted by an
     significant. Broadly speaking, risk          increase in leading indicators, house
     assets performed exceptionally well,         price stability, gains in consumer
     with equities significantly                  confidence, and better than expected
     outperforming bonds, emerging markets        profit reports and forecasts. The
     significantly outperforming developed        dollar weakened in the fourth quarter
     markets, and small caps significantly        2009, which helped the Fund's
     outperforming large caps.                    positioning in growth cyclical and
                                                  reflation focused stocks. Profit
-    For the third quarter, the stock             revisions continued their upward
     market posted its 3rd best                   trajectory as corporations exhibited
     performance since 1960. The                  considerable operating leverage after
     exceptional amount of monetary and           multiple quarters of aggressive
     fiscal stimulus, anchored by the             expense reductions.
     largest and broadest easing cycle in
     history, continued to work its way      -    Driven by signs the recovery was
     through the system and provide the           picking up momentum as well as a
     support investors needed to                  robust earnings reporting season,
     circumvent nagging secular concerns          stocks closed 2009 near yearly highs
     (credit contraction, high savings            and well off the bottom set earlier
     rates, unemployment, etc.).                  in the year. At this point, the index
                                                  of economic leading indicators has
                                                  improved every month since March, GDP
                                                  growth has resumed, and structural
                                                  problems (credit, housing,
                                                  unemployment, etc.) all have some
                                                  shown signs of a recovery.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 18

SMALL-CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10

                                                              1 year                       5 years                       10 years
CLASS A SHARES AT NAV(2)                                      58.95%                        -0.38%                         -6.27%
CLASS A SHARES AT POP(3,4)                                    49.81                         -1.55                          -6.82
CLASS B SHARES AT NAV(2)                                      57.75                         -1.13                          -6.97
CLASS B SHARES WITH CDSC(4)                                   53.75                         -1.13                          -6.97
CLASS C SHARES AT NAV AND WITH CDSC(4)                        57.79                         -1.13                          -6.97
S&P 500(R) INDEX                                              49.77                          1.92                          -0.68
RUSSELL 2000(R) GROWTH INDEX                                  50.32                          3.82                          -1.53

FUND EXPENSE RATIOS(5): A SHARES: GROSS 2.09%, NET 1.84%; B SHARES: GROSS 2.84%, NET 2.59%; C SHARES: GROSS 2.84%, NET 2.59%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER.  CDSC CHARGES FOR ALL REDEMPTIONS OF
     CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  SEE THE FINANCIAL  HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial  investment of $10,000 made on March 31, 2000,  for Class A, Class B and Class C shares  including any applicable sales charges of fees. Performance assumes reinvestment of dividends and capital gain distributions.

Share Class A         Share Class B         Share Class C         S&P 500(R) Index         Russell 2000(R)         Growth Index
-------------         -------------         -------------         ----------------         ---------------         ------------
3/31/2000                  9425                 10000                  10000                   10000                  10000
3/31/2001                  4802                  5057                   5056                    7815                   6019
3/30/2002                  4587                  4794                   4795                    7834                   6317
3/28/2003                  3215                  3335                   3335                    5895                   4319
3/31/2004                  5328                  5486                   5487                    7965                   7047
3/31/2005                  5028                  5138                   5139                    8496                   7109
3/31/2006                  6533                  6625                   6627                    9493                   9088
3/31/2007                  6433                  6474                   6476                   10616                   9230
3/30/2008                  5518                  5512                   5513                   10077                   8405
3/31/2009                  3103                  3077                   3077                    6239                   5348
3/31/2010                  4933                  4854                   4855                    9344                   8575

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 19

SMALL-CAP SUSTAINABLE GROWTH FUND                                                                                    TICKER SYMBOLS:
                                                                                                                     A Share: PSGAX
                                                                                                                     C Share: PSGCX
                                                                                                                     I Share: PXSGX

-    SMALL-CAP SUSTAINABLE GROWTH FUND       -    The fiscal period experienced the       THE PRECEDING INFORMATION IS THE OPINION
     (THE "FUND") is diversified and has          outperformance of classic cyclical      OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     an investment objective to seek              sectors with consumer                   END OF THE PERIOD OF THE REPORT AS
     long-term capital appreciation.              discretionary, materials and            STATED ON THE COVER. ANY SUCH OPINIONS
                                                  processing, and technology              ARE SUBJECT TO CHANGE AT ANY TIME BASED
     For the fiscal year ended March 31,          performing the best while defensive     UPON MARKET CONDITIONS AND SHOULD NOT BE
     2010, the Fund's Class A shares at           sectors, such as utilities and          RELIED ON AS INVESTMENT ADVICE.
     NAV returned 53.39%, Class C shares          consumer staples, lagged.
     returned 52.48%, and Class I shares                                                  BECAUSE THE FUND HOLDS A LIMITED NUMBER
     returned 54.05%. For the same period,   -    We believe the economic recovery is     OF SECURITIES, IT WILL BE IMPACTED BY
     the S&P 500(R) Index, a broad-based          taking hold and the financial           EACH SECURITY'S PERFORMANCE MORE THAN A
     equity index, returned 49.77%; and           system appears to have stabilized.      FUND WITH A LARGER NUMBER OF HOLDINGS.
     the Russell 2000(R) Growth Index, the        However, we continue to operate in      INVESTING IN THE SECURITIES OF SMALL AND
     Fund's style-specific benchmark,             an environment where businesses are     MID-SIZED COMPANIES INVOLVES GREATER
     returned 60.32%.                             cautiously optimistic about future      RISKS AND PRICE VOLATILITY THAN
                                                  growth but are still hesitant to        INVESTING IN LARGER, MORE ESTABLISHED
     ALL PERFORMANCE FIGURES ASSUME               commit to meaningful increases in       COMPANIES. BECAUSE THE FUND IS HEAVILY
     REINVESTMENT OF DISTRIBUTIONS AND            human and physical capital.             WEIGHTED IN A SINGLE SECTOR, IT WILL BE
     EXCLUDE THE EFFECT OF SALES                  Further, unemployment remains near      IMPACTED BY THAT SECTOR'S PERFORMANCE
     CHARGES. PERFORMANCE DATA QUOTED             a 26-year high, restraining ongoing     MORE THAN A FUND WITH A BROADER SECTOR
     REPRESENTS PAST RESULTS. PAST                consumer spending which makes up        DIVERSIFICATION.
     PERFORMANCE IS NO GUARANTEE OF               nearly three quarters of the U.S.
     FUTURE RESULTS AND CURRENT                   economy.                                ------------------------------------------
     PERFORMANCE MAY BE HIGHER OR LOWER                                                               ASSET ALLOCATION
     THAN THE PERFORMANCE SHOWN.             WHAT FACTORS AFFECTED THE FUND'S                         ----------------
     INVESTMENT RETURN AND PRINCIPAL         PERFORMANCE DURING ITS FISCAL YEAR?
     VALUE WILL FLUCTUATE SO YOUR SHARES                                                  The following table presents asset
     WHEN REDEEMED, MAY BE WORTH MORE OR     -    Low-quality stocks, as measured by      allocations within certain sectors as a
     LESS THAN THEIR ORIGINAL COST.               S&P Quality Rankings, outperformed      percentage of total investments at March
     PLEASE VISIT VIRTUS.COM FOR                  high-quality companies (those with      31, 2010.
     PERFORMANCE DATA CURRENT TO THE              a stock ranking above B+). Further,
     MOST RECENT MONTH-END.                       stocks with below-investment-grade      Information Technology                 29%
                                                  credit ratings strongly                 Health Care                            22
HOW DID THE MARKET PERFORM DURING THE             outperformed the index as companies     Consumer Discretionary                 17
FUND'S FISCAL YEAR?                               that require higher financial           Industrials                            13
                                                  leverage benefited the most from        Financials                              8
-    Investors experienced one of the             the improvement in the credit           Consumer Staples                        4
     strongest stock market recoveries            markets and continued low interest      Other (includes short-term
     in history for the Fund's fiscal             rates. With the underperformance of        investments)                         7
     year after experiencing one of the           high-quality stocks, the Small-Cap                                            ---
     worst stock market performances in           Sustainable Growth Fund                 Total                                 100%
     history in 2008. For the period,             underperformed the Russell 2000                                               ===
     mid-capitalization stocks performed          Growth Index for the fiscal period.     ------------------------------------------
     the strongest with the Russell
     Midcap Index returning 67.71%,          -    Strong stock selection and an
     followed by small-cap stocks with            underweight in energy and
     the Russell 2000 Index increasing            technology contributed the most to
     62.77%, followed by large-cap                performance while negative stock
     stocks with the S&P 500 Index                selection and an underweight in
     increasing 49.77%.                           consumer discretionary and negative
                                                  stock selection in health care
                                                  detracted the most.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 20

SMALL-CAP SUSTAINABLE GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10

                                                                                          Inception                   Inception
                                                              1 year                      to 3/31/10                     Date
CLASS A SHARES AT NAV(2)                                      53.39%                        -1.33%                   6/28/06
CLASS A SHARES AT POP(3)                                      44.57                         -2.87                    6/28/06
CLASS C SHARES AT NAV AND WITH CDSC(4)                        52.48                         -2.08                    6/28/06
CLASS I SHARES AT NAV                                         54.05                         -1.30                    6/28/06
S&P 500(R) INDEX                                              49.77                          0.48 (5)                     -- (5)
RUSSELL 2000(R) GROWTH INDEX                                  60.32                          1.94 (5)                     -- (5)

FUND EXPENSE RATIOS(6): A SHARES: GROSS 2.32%, NET 1.44%; C SHARES: GROSS 3.07%, NET 2.22%; I SHARES: GROSS 2.07%, NET 1.23%.

ALL RETURNS  REPRESENT PAST  PERFORMANCE  WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT  PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL  VALUE OF AN INVESTMENT  WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,
WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF
TAXES THAT A SHAREHOLDER WOULD PAY ON FUND  DISTRIBUTIONS OR THE REDEMPTION OF SHARES.  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA
CURRENT TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS  OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0%
     THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
     WAIVER.  GROSS  EXPENSE:  DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.  SEE THE FINANCIAL  HIGHLIGHTS  FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31

This chart  assumes an initial  investment of $10,000 made on June 28, 2006,  (inception  date of the Fund) for Class A, Class C and
Class I shares  including any  applicable  sales charges or fees.  Performance  assumes  reinvestment  of dividends and capital gain distributions.

Share Class A         Share Class C         Share Class I         S&P 500(R) Index         Russell 2000(R)         Growth Index
-------------         -------------         -------------         ----------------         ---------------         ------------
6/28/2006                 9425                  10000                   10000                   10000                   10000
3/30/2007                 9727                  10260                   10330                   11568                   11570
3/31/2008                 8624                   9030                    9190                   10980                   10535
3/31/2009                 5844                   6060                    6180                    6798                    6704
3/31/2010                 8963                   9240                    9520                   10182                   10749

For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 21

                                                                                                                  TICKER SYMBOLS:
STRATEGIC GROWTH FUND                                                                                             A Share: PSTAX
                                                                                                                  B Share: PBTHX
                                                                                                                  C Share: SSTFX
                                                                                                                  I Share: PLXGX

-    STRATEGIC GROWTH FUND (THE "FUND") is   -    Stocks continued to march to the beat   -    In the first quarter of 2010,
     diversified and has an investment            of the economic recovery and posted a        positive macro developments included
     objective to seek long-term capital          third consecutive quarter of gains.          benign inflation readings, improved
     growth.                                      Early expansion and highly                   manufacturing production, solid
                                                  economically sensitive sectors               retail sales, and further signs of
     For the fiscal year ended March 31,          (consumer discretionary, technology,         house price stabilization. The
     2010, the Fund's Class A shares at           etc.), the leaders since the March           unemployment picture has stabilized,
     NAV returned 46.71%, Class B shares          '09 lows, were joined by                     but remained relatively high.
     returned 45.70%, Class C shares              traditionally later cycle sectors
     returned 45.70%, and Class I shares          (materials, industrials, etc.).         THE PRECEDING INFORMATION IS THE OPINION
     returned 47.08%. For the same period,                                                OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     the S&P 500(R) Index, a broad-based     -    The first quarter of 2010 closed with   END OF THE PERIOD OF THE REPORT AS STATED
     equity index, returned 49.77%; and           equity indices sitting at cycle         ON THE COVER. ANY SUCH OPINIONS ARE
     the Russell 1000(R) Growth Index, the        highs. A strengthening U.S. dollar      SUBJECT TO CHANGE AT ANY TIME BASED UPON
     Fund's style-specific benchmark,             and rising yields were new              MARKET CONDITIONS AND SHOULD NOT BE RELIED
     returned 49.75%.                             developments. From December '09         ON AS INVESTMENT ADVICE.
                                                  through the end of this quarter, the
     ALL PERFORMANCE FIGURES ASSUME               U.S. dollar increased by over 10%       BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
     REINVESTMENT OF DISTRIBUTIONS AND            versus a basket of major foreign        SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
     EXCLUDE THE EFFECT OF SALES CHARGES.         currencies as yields on longer dated    SECTOR'S PERFORMANCE MORE THAN A FUND WITH
     PERFORMANCE DATA QUOTED REPRESENTS           maturities reached 12-month highs.      A BROADER SECTOR DIVERSIFICATION.
     PAST RESULTS. PAST PERFORMANCE IS NO         Both developments ignited debates       INVESTING IN THE SECURITIES OF SMALL AND
     GUARANTEE OF FUTURE RESULTS AND              over the implications and added to      MID-SIZED COMPANIES INVOLVES GREATER RISKS
     CURRENT PERFORMANCE MAY BE HIGHER OR         volatility.                             AND PRICE VOLATILITY THAN INVESTING IN
     LOWER THAN THE PERFORMANCE SHOWN.                                                    LARGER, MORE ESTABLISHED COMPANIES.
     INVESTMENT RETURN AND PRINCIPAL VALUE   WHAT FACTORS AFFECTED THE FUND'S
     WILL FLUCTUATE SO YOUR SHARES WHEN      PERFORMANCE DURING ITS FISCAL YEAR?          ------------------------------------------
     REDEEMED, MAY BE WORTH MORE OR LESS                                                               ASSET ALLOCATION
     THAN THEIR ORIGINAL COST. PLEASE        -    Improved credit conditions and                       ----------------
     VISIT virtus.com FOR PERFORMANCE DATA        accelerating economic growth
     CURRENT TO THE MOST RECENT MONTH-END.        contributed to the Fund's strong        The following table presents asset
                                                  absolute returns.                       allocations within certain sectors as a
HOW DID THE MARKET PERFORM DURING THE                                                     percentage of total investments at March
FUND'S FISCAL YEAR?                          -    Significant profit revisions helped     31, 2010.
                                                  to fuel the relative strength in
-    The market posted strong returns             large cap growth stocks, a focus of     Information Technology                 37%
     during the Fund's fiscal year.               the Fund.                               Consumer Staples                       13
                                                                                          Health Care                            13
-    Risk assets (including stocks)          -    Cyclical positioning within the Fund    Consumer Discretionary                  9
     rebounded significantly following the        contributed to performance.             Industrials                             9
     prior year's sell-off.                                                               Energy                                  7
                                             -    In the second quarter of 2009, market   Materials                               6
-    Improved credit conditions and               returns were supported by encouraging   Other (includes
     accelerating economic growth                 reads such as the ISM Manufacturing       short-term investments)               6
     contributed to the strong returns.           Index (five months of consecutive                                             ---
                                                  increases), stronger than expected      Total                                 100%
-    Fueled by signs of economic                  Durable Goods orders, an increase in                                          ===
     stability, equity markets rallied            the Conference Board Leading Economic   ------------------------------------------
     substantially in the second quarter          Index and signs of stability within
     of 2009. The broader market returns          the housing market. Profit (earnings)
     were the largest in almost ten years         revisions turned positive for the
     and were based on hopes of an upswing        first time in well over a year.
     in economic activity. Investors
     responded by ratcheting up their        -    Stocks reacted positively in the
     risk. Given prevailing market levels         third quarter to further signs of
     and poor sentiment, the impact on            economic stability, highlighted by an
     equity market returns was                    increase in leading indicators, house
     significant. Broadly speaking, risk          price stability, gains in consumer
     assets performed exceptionally well,         confidence, and better than expected
     with equities significantly                  profit reports and forecasts. The
     outperforming bonds, emerging markets        dollar weakened in the fourth quarter
     significantly outperforming developed        2009, which helped the Fund's
     markets, and small caps significantly        positioning in growth cyclical and
     outperforming large caps.                    reflation focused stocks. Profit
                                                  revisions continued their upward
-    For the third quarter, the stock             trajectory as corporations exhibited
     market posted its 3rd best                   considerable operating leverage after
     performance since 1960. The                  multiple quarters of aggressive
     exceptional amount of monetary and           expense reductions.
     fiscal stimulus, anchored by the
     largest and broadest easing cycle in    -    Driven by signs the recovery was
     history, continued to work its way           picking up momentum as well as a
     through the system and provide the           robust earnings reporting season,
     support investors needed to                  stocks closed 2009 near yearly highs
     circumvent nagging secular concerns          and well off the bottom set earlier
     (credit contraction, high savings            in the year. At this point, the index
     rates, unemployment, etc.).                  of economic leading indicators has
                                                  improved every month since March, GDP
                                                  growth has resumed, and structural
                                                  problems (credit, housing,
                                                  unemployment, etc.) all have some
                                                  shown signs of a recovery.

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 22

STRATEGIC GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Inception   Inception
                                                                             1 year   5 years   10 years   to 3/31/10      Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                     46.71%    -0.94%     -7.79%       --             --
CLASS A SHARES AT POP(3, 4)                                                  38.28     -2.11      -8.33        --             --
CLASS B SHARES AT NAV(2)                                                     45.70     -1.68      -8.48        --             --
CLASS B SHARES WITH CDSC(4)                                                  41.70     -1.68      -8.48        --             --
CLASS C SHARES AT NAV AND WITH CDSC(4)                                       45.70     -1.71      -8.48        --             --
CLASS I SHARES AT NAV(2)                                                     47.08        --         --     -2.22%       9/29/06
S&P 500(R) INDEX                                                             49.77      1.92      -0.68     -1.60(5)          --(5)
RUSSELL 1000(R) GROWTH INDEX                                                 49.75      3.42      -4.21      1.32(5)          --(5)
---------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(6): A SHARES: 1.53%, B SHARES: 2.28%, C SHARES: 2.28%, I SHARES: 1.28%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER.  CDSC CHARGES FOR ALL REDEMPTIONS OF
     CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM THE CLASS I SHARES INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM THE
     EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  SEE THE FINANCIAL  HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class A, Class B shares and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges.
Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                   Russell
                                            S&P     1000(R)
             Share     Share     Share    500(R)    Growth
            Class A   Class B   Class C    Index     Index
            -------   -------   -------   ------   --------
3/31/2000     9425     10000     10000     10000     10000
3/31/2001     5496      5784      5787      7815      5728
3/30/2002     4832      5052      5050      7834      5614
3/28/2003     3231      3350      3354      5895      4111
3/31/2004     4352      4483      4481      7965      5434
3/31/2005     4392      4488      4492      8496      5498
3/31/2006     4757      4820      4823      9493      6220
3/31/2007     4777      4809      4812     10616      6659
3/30/2008     4693      4687      4691     10077      6609
3/31/2009     2855      2830      2829      6239      4343
3/31/2010     4189      4123      4122      9344      6504

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 23

                                                                                                                   TICKER SYMBOLS:
TACTICAL ALLOCATION FUND                                                                                           A Share: NAINX
                                                                                                                   B Share: NBINX
                                                                                                                   C Share: POICX

-    TACTICAL ALLOCATION FUND (THE "FUND")        these stocks. Thus, the Fund manager         downward price spiral, and
     is diversified and has a primary             generally avoided stocks within the          precipitate a rally that lasted
     investment objective of investing in         Financial sector. Another area that          throughout the year.
     a diversified group of securities            looked like the road to recovery
     that are selected for current yield          would be extended was Consumer          -    Sector allocation also proved
     consistent with the preservation of          Discretionary. The American consumer,        beneficial in the securitized
     capital. The Fund has a secondary            with massive debt, concern about job         products sector. The Fund reduced its
     investment objective to achieve              loss, and squeezed by both lower             exposure to agency mortgage-backed
     capital appreciation when it's               wages and at the pump, seemed ill            securities (which performed poorly),
     consistent with the Fund's primary           equipped to spend money on anything          and simultaneously increased its
     objective.                                   other than necessities. As a result,         weighting to commercial
                                                  the Fund manager deployed the                mortgage-backed securities. CMBS,
     For the fiscal year ended March 31,          portfolio into Consumer Staples, some        which had suffered dramatically in
     2010, the Fund's Class A shares at           Health Care, a variety of Industrial         late 2008, rebounded strongly
     NAV returned 32.29%, Class B shares          stocks, Technology (with a business          throughout the subsequent year,
     returned 31.34%, and Class C shares          bent), Energy and Materials. Areas           enhancing the contribution made by
     returned 31.41%. For the same period,        that were underweight versus the S&P         securitized bonds to the Fund's
     the Barclays Capital U.S. Aggregate          were Financials, Consumer                    performance.
     Bond Index, a broad-based fixed              Discretionary and Utilities.
     income index, returned 7.69%, the S&P                                                THE PRECEDING INFORMATION IS THE OPINION
     500(R) Index, a broad-based equity      -    Overall the Fund beat its peer group,   OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
     index, returned 49.77%; and the              but fell slightly short of the S&P      END OF THE PERIOD OF THE REPORT AS STATED
     Tactical Allocation Fund CompositE           500 Index, its benchmark over the       ON THE COVER. ANY SUCH OPINIONS ARE
     Index, the Fund's style-specific             full year. The more conservative        SUBJECT TO CHANGE AT ANY TIME BASED UPON
     benchmark, returned 27.40%.                  strategy worked for several months,     MARKET CONDITIONS AND SHOULD NOT BE RELIED
                                                  however, as the recovery took hold      ON AS INVESTMENT ADVICE.
     ALL PERFORMANCE FIGURES ASSUME               and many bank stocks, retail stocks,
     REINVESTMENT OF DISTRIBUTIONS AND            and leisure stocks began to recover.    INVESTING INTERNATIONALLY, ESPECIALLY IN
     EXCLUDE THE EFFECT OF SALES CHARGES.         On an absolute basis it was still a     EMERGING MARKETS, INVOLVES ADDITIONAL
     PERFORMANCE DATA QUOTED REPRESENTS           tremendous year for the Fund, and       RISKS SUCH AS CURRENCY, POLITICAL,
     PAST RESULTS. PAST PERFORMANCE IS NO         overall we are pleased with             ACCOUNTING ECONOMIC AND MARKET RISK. THE
     GUARANTEE OF FUTURE RESULTS AND              performance. The Fund tends to have a   FUND MAY INVEST IN HIGH-YIELD BONDS, WHICH
     CURRENT PERFORMANCE MAY BE HIGHER OR         lower price-to-earnings ratio than      MAY BE SUBJECT TO GREATER CREDIT AND
     LOWER THAN THE PERFORMANCE SHOWN.            the S&P 500 Index, which in the         MARKET RISKS. AS INTEREST RATES RISE,
     INVESTMENT RETURN AND PRINCIPAL VALUE        opinion of the manager, tends to mean   EXISTING BOND PRICES FALL AND CAN CAUSE
     WILL FLUCTUATE SO YOUR SHARES WHEN           a less risky portfolio.                 THE VALUE OF AN INVESTMENT IN A FUND TO
     REDEEMED, MAY BE WORTH MORE OR LESS                                                  DECLINE. CHANGES IN INTEREST RATES WILL
     THAN THEIR ORIGINAL COST. PLEASE        HOW DID THE FIXED INCOME MARKET PERFORM      AFFECT THE VALUE OF LONGER-TERM FIXED
     VISIT virtus.com FOR PERFORMANCE DATA   DURING THE FUND'S FISCAL YEAR?               INCOME SECURITIES MORE THAN SHORTER-TERM
     CURRENT TO THE MOST RECENT MONTH-END.                                                SECURITIES. INVESTING IN THE SECURITIES OF
                                             -    Beginning in March 2009, the bond       SMALL AND MID-SIZED COMPANIES INVOLVES
HOW DID THE EQUITY MARKET PERFORM DURING          market experienced an explosive         GREATER RISKS AND PRICE VOLATILITY THAN
THE FUND'S FISCAL YEAR?                           rally, particularly in the area of      INVESTING IN LARGER, MORE ESTABLISHED
                                                  corporate credit. The rally was         COMPANIES.
-    The broad market was incredibly              driven by the extraordinary measures
     strong for the year ended March 31,          initiated by the world's central        ---------------------------------------
     2010. The U.S. stock market made a           banks to control the 2008 financial                  ASSET ALLOCATION
     major bottom in early March of 2009,         crisis. During the period, the                       ----------------
     and enjoyed a powerful bull market           riskiest assets performed best.
     through the end of the fiscal year.          Distressed corporate bonds doubled in   The following table presents asset
     The combination of easy monetary             value while risk-free Treasuries        allocations within certain sectors as a
     policy and massive fiscal stimulus           actually fell in price. High-yield      percentage of total investments at March
     alleviated investor concerns about           corporate bonds produced a 56% total    31, 2010.
     corporate bankruptcies. Many U.S.            return over the period, while
     companies, in the meantime, had cut          commercial mortgage-backed securities   Common Stocks                       54%
     costs dramatically, repaired balance         returned 40%. Even high-grade             Energy                        11%
     sheets, and pushed hard to increase          corporate bonds performed strongly,       Information Technology        10
     worker productivity. This vigilance          producing a 25% total return.             Industrials                    7
     led to greater profitability and                                                       All other sectors in
     higher share prices in a variety of     -    The only bonds to exhibit a negative        common stock                26
     different stocks.                            return were U.S. Treasuries, as         Corporate Bonds                     21
                                                  interest rates rose by over 100 basis   Mortgage-Backed Securities          16
WHAT FACTORS AFFECTED THE FUND'S EQUITY           points. Government related bonds also   U.S. Government Securities           7
PORTFOLIO PERFORMANCE DURING ITS FISCAL           lagged, with agencies and agency        Other (includes short-term
YEAR?                                             mortgage-backed securities each           investments)                       2
                                                  producing a dismal 3%.                                                     ---
-    Given the strife the market had                                                      Total                              100%
     encountered in 2008 and early 2009,     WHAT FACTORS AFFECTED THE FUND'S FIXED                                          ===
     the Fund manager believed that the      INCOME PORTFOLIO PERFORMANCE DURING ITS      ---------------------------------------
     prudent strategy was to position the    FISCAL YEAR?
     Fund into stocks that offered the
     best relative value. They believed      -    The fixed income portfolio
     that the best play was to be found in        outperformed its benchmark by 11.06%
     companies with tangible assets and           over the fiscal year, benefiting
     earnings visibility. Two sectors that        substantially from its overweight to
     contained companies exhibiting those         corporate credit. Both
     qualities were Energy and Materials.         investment-grade and high-yield
     Also, there was still great                  corporate bonds contributed to
     uncertainty in the spring of 2009,           performance, with financials taking
     which persisted well into the fall,          the lead role. Throughout 2009, the
     whether or not banks would be able to        Federal Government made a concerted
     survive, and what the financial              effort to support the banking system,
     services industry would look like.           first by lowering interest rates and
     Furthermore, the massive government          later by injecting capital directly.
     involvement created a great deal of          In so doing, the Federal Government
     doubt as to what would be left for           was able to arrest the sector's
     shareholders of

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 24

TACTICAL ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1 year   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                                32.29%    3.10%       2.64%
CLASS A SHARES AT POP(3)                                                                                24.68     1.89        2.03
CLASS B SHARES AT NAV(2)                                                                                31.34     2.36        1.89
CLASS B SHARES WITH CDSC(4)                                                                             27.34     2.36        1.89
CLASS C SHARES AT NAV AND WITH CDSC(4)                                                                  31.41     2.34        1.87
S&P 500(R) INDEX                                                                                        49.77     1.92       -0.68
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                                               7.69     5.44        6.29
TACTICAL ALLOCATION FUND COMPOSITE INDEX                                                                27.40     4.00        3.11
------------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: 1.33%; B SHARES: 2.08%; C SHARES: 2.08%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE  APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC
     CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0%  THEREAFTER.  CDSC  CHARGES  FOR ALL
     REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH IN THE  PROSPECTUS FOR THE FUND EFFECTIVE  6/22/09 AND MAY DIFFER FROM THE EXPENSE
     RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  SEE THE FINANCIAL  HIGHLIGHTS FOR MORE CURRENT  EXPENSE
     RATIOS.

GROWTH OF $10,000 for periods ended 3/31
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class A, Class B and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                         Barclays
                                                       Capital U.S.
             Share     Share     Share    S&P 500(R)     Aggregate    Composite
            Class A   Class B   Class C     Index       Bond Index      Index
            -------   -------   -------   ----------   ------------   ---------
3/31/2000     9425     10000     10000       10000         10000        10000
3/31/2001     8931      9399      9404        7815         11253         9417
3/31/2002     9239      9645      9648        7834         11855         9721
3/31/2003     8402      8709      8708        5895         13241         8977
3/31/2004    10154     10459     10455        7965         13956        10737
3/31/2005    10497     10728     10722        8496         14117        11163
3/31/2006    11117     11271     11272        9493         14435        11942
3/31/2007    12158     12240     12233       10616         15387        13045
3/31/2008    12031     12010     12006       10077         16567        13216
3/31/2009     9244      9177      9158        6239         17084        10663
3/31/2010    12228     12053     12034        9344         18399        13585

          For information regarding the indexes and certain investment terms, see Key Investment Terms starting on page 2.


                                                                 25

                                                    VIRTUS GROWTH & INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--97.2%
                                           INDUSTRIALS--12.6%                         EXCHANGE TRADED FUNDS--2.2%
CONSUMER DISCRETIONARY--2.3%               Caterpillar, Inc.         49,000 $   3,080 PowerShares Deutsche
McDonald's Corp.          48,000 $   3,203 Continental Airlines,                         Bank Agriculture
                                 ---------    Inc. Class B(2)       150,000     3,295    Fund(2)               126,000 $   3,054
                                           DryShips, Inc.(2)        480,000     2,803 ------------------------------------------
CONSUMER STAPLES--13.4%                    Foster Wheeler AG(2)      98,000     2,660 TOTAL EXCHANGE TRADED FUNDS
Altria Group, Inc.       156,000     3,201 L-3 Communications                         (IDENTIFIED COST $3,132)             3,054
Bunge Ltd.                50,600     3,119    Holdings, Inc.         32,000     2,932 ------------------------------------------
Clorox Co. (The)          50,000     3,207 Union Pacific Corp.       42,000     3,079 TOTAL LONG-TERM
Costco Wholesale Corp.    48,000     2,866                                  --------- INVESTMENTS--99.4%
PepsiCo, Inc.             51,000     3,374                                     17,849 (IDENTIFIED COST
Philip Morris                                                               ---------    $103,788)                       140,285
   International, Inc.    61,000     3,182                                            ------------------------------------------
                                 --------- INFORMATION TECHNOLOGY--17.6%
                                    18,949 Cisco Systems, Inc.(2)   121,000     3,149 SHORT-TERM INVESTMENTS--0.7%
                                 --------- Corning, Inc.            159,000     3,213
                                           Hewlett-Packard Co.       59,000     3,136 MONEY MARKET MUTUAL FUNDS--0.7%
ENERGY--18.9%                              International Business                     BlackRock Liquidity Funds
Chesapeake Energy Corp.  115,000     2,719    Machines Corp.         23,000     2,950    TempFund Portfolio -
Chevron Corp.             39,000     2,957 Microsoft Corp.          103,000     3,015    Institutional Shares
ConocoPhillips            56,000     2,865 Nokia Oyj Sponsored ADR  207,000     3,217    (seven-day effective
Halliburton Co.           99,000     2,983 QUALCOMM, Inc.            74,400     3,124    yield 0.119%)       1,010,532     1,011
Massey Energy Co.         58,000     3,033 Research In Motion                         ------------------------------------------
Occidental Petroleum                          Ltd.(2)                41,000     3,032 TOTAL SHORT-TERM INVESTMENTS
   Corp.                  37,000     3,128                                  --------- (IDENTIFIED COST $1,011)             1,011
Petroleo Brasileiro                                                            24,836 ------------------------------------------
   SA ADR                 64,000     2,847                                  ---------
Valero Energy Corp.      158,000     3,113                                            TOTAL INVESTMENTS--100.1%
Williams Cos., Inc.                        MATERIALS--9.0%                            (IDENTIFIED COST
   (The)                 134,000     3,095 Alcoa, Inc.              217,000     3,090    $104,799)                       141,296(1)
                                 --------- Freeport-McMoRan                           Other assets and
                                    26,740    Copper & Gold, Inc.    42,000     3,509    liabilities,
                                 --------- Nucor Corp.               67,000     3,040    net--(0.1)%                        (196)
                                           Potash Corp. of                                                             ---------
FINANCIALS--4.3%                              Saskatchewan, Inc.     26,000     3,103 NET ASSETS--100.0%               $ 141,100
Goldman Sachs Group,                                                        ---------                                  =========
   Inc. (The)             16,000     2,730                                     12,742
Hudson City Bancorp,                                                        --------- ABBREVIATIONS:
   Inc.                  235,100     3,329
                                 --------- TELECOMMUNICATION SERVICES--4.3%           ADR     American Depositary Receipt
                                     6,059 AT&T, Inc.               115,000     2,972
                                 --------- Verizon Communications,                    COUNTRY WEIGHTINGS as of 3/31/10+
                                              Inc.                  100,000     3,102 ------------------------------------------
HEALTH CARE--12.8%                                                          --------- United States
Biogen Idec, Inc.(2)      53,000     3,040                                      6,074    (includes short-term
Gilead Sciences, Inc.(2)  62,000     2,820                                  ---------    investments)                       81%
Johnson & Johnson         46,000     2,999                                            Canada                                 5
Shire plc ADR             46,000     3,034 UTILITIES--2.0%                            Bermuda                                4
St. Jude Medical,                          Exelon Corp.              63,000     2,760 Brazil                                 2
   Inc.(2)                80,000     3,284 ------------------------------------------ Finland                                2
UnitedHealth Group, Inc.  87,000     2,842 TOTAL COMMON STOCKS                        Switzerland                            2
                                 --------- (IDENTIFIED COST                           United Kingdom                         2
                                    18,019   $100,656)                        137,231 Other                                  2
                                 --------- ------------------------------------------ ------------------------------------------
                                                                                      Total                                100%
                                                                                      ------------------------------------------

                                                                                      +    % of total investments as of March
                                                                                           31, 2010

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                              $137,231                $137,231
   Exchange-Traded Funds                         3,054                   3,054
   Short-Term Investments                        1,011                   1,011
                                              --------                --------
Total Investments                             $141,296                $141,296
                                              ========                ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 26

                                                      VIRTUS MID-CAP CORE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--100.5%                      INDUSTRIALS--24.1%                         SHORT-TERM INVESTMENTS--2.2%
                                           Copart, Inc.(2)              470 $      17
CONSUMER DISCRETIONARY--9.8%               Equifax, Inc.                905        32 MONEY MARKET MUTUAL FUNDS--2.2%
Choice Hotels                              Expeditors International                   BlackRock Liquidity
   International, Inc.       645 $      22   of Washington, Inc.        355        13    Funds
ITT Educational                            Graco, Inc.                  860        28    TempFund Portfolio -
   Services, Inc.(2)          95        11 Jacobs Engineering                            Institutional Shares
John Wiley & Sons, Inc.                       Group, Inc.(2)            535        24    (seven-day effective
Class A                      670        29 Robinson (C.H.)                               yield 0.119%)          14,102 $      14
                                 ---------    Worldwide, Inc.           210        12 ------------------------------------------
                                        62 Rockwell Collins, Inc.       420        26 TOTAL SHORT-TERM INVESTMENTS
                                 ---------                                  --------- (IDENTIFIED COST $14)                   14
                                                                                  152 ------------------------------------------
CONSUMER STAPLES--11.4%                                                     --------- TOTAL INVESTMENTS--102.7%
Brown-Forman Corp.                                                                    (IDENTIFIED COST $550)                 648(1)
   Class B                   325        19 INFORMATION
Church & Dwight Co., Inc.    280        19    TECHNOLOGY--16.3%                       Other assets and
McCormick & Co., Inc.        360        14 Adobe Systems, Inc.(2)       805        29    liabilities,
SYSCO Corp.                  675        20 Dolby Laboratories, Inc.                      net--(2.7)%                         (17)
                                 ---------    Class A(2)                450        26                                  ---------
                                        72 Intuit, Inc.(2)              875        30 NET ASSETS--100.0%               $     631
                                 --------- Microchip Technology,                                                       =========
                                              Inc.                      635        18
ENERGY--2.9%                                                                ---------
Dresser-Rand Group,                                                               103
   Inc.(2)                   580        18                                  ---------
                                 --------- MATERIALS--4.1%
                                           Sigma-Aldrich Corp.          480        26
FINANCIALS--15.1%                                                           ---------
Brown & Brown, Inc.        1,325        24 UTILITIES--4.1%
Federated Investors, Inc.                  EQT Corp.                    630        26
   Class B                   840        22 ------------------------------------------
Realty Income Corp.          935        29 TOTAL COMMON STOCKS
T. Rowe Price Group, Inc.    360        20 (IDENTIFIED COST $536)                 634
                                 --------- ------------------------------------------
                                        95 TOTAL LONG-TERM
                                 ---------  INVESTMENTS--100.5%
                                           (IDENTIFIED COST $536)                 634
HEALTH CARE--12.7%                         ------------------------------------------
Bard (C.R.), Inc.            350        30
DENTSPLY International,
   Inc.                      650        23
Waters Corp.(2)              405        27
                                 ---------
                                        80
                                 ---------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------

INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                                $634                    $634
   Short-Term Investments                         14                      14
                                                ----                    ----
Total Investments                               $648                    $648
                                                ====                    ====

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 27

                                                     VIRTUS MID-CAP GROWTH FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--99.1%
                                           HEALTH CARE--CONTINUED                     TELECOMMUNICATION SERVICES--CONTINUED
CONSUMER DISCRETIONARY--16.4%              Valeant Pharmaceuticals                    Telephone & Data
Advance Auto Parts, Inc.  19,100 $     801    International(2)       40,600 $   1,742    Systems, Inc.          17,300 $     585
Aeropostale, Inc.(2)      39,750     1,146 Waters Corp.(2)           13,800       932 tw telecom, Inc.(2)       54,800       995
Collective Brands,                         Watson Pharmaceuticals,                                                     ---------
   Inc.(2)                29,300       666    Inc.(2)                31,400     1,312                                      4,267
DeVry, Inc.                9,500       619                                  ---------                                  ---------
Expedia, Inc.             21,100       527                                     14,445
Gap, Inc. (The)           52,500     1,213                                  --------- UTILITIES--2.0%
Guess?, Inc.              20,500       963                                            Energen Corp.             17,500       814
H&R Block, Inc.           61,300     1,091 INDUSTRIALS--14.6%                         UGI Corp.                 36,900       980
Hanesbrands, Inc.(2)      36,900     1,027 Carlisle Cos., Inc.       47,100     1,795                                  ---------
John Wiley & Sons, Inc.                    Delta Air Lines, Inc.(2)  44,600       651                                      1,794
   Class A                16,400       710 Dover Corp.               32,600     1,524 ------------------------------------------
Liberty Global, Inc.                       Goodrich Corp.            20,000     1,410 TOTAL COMMON STOCKS
   Class A(2)             30,600       892 ITT Corp.                 15,800       847 (IDENTIFIED COST
Limited Brands, Inc.      44,200     1,088 Manpower, Inc.            30,500     1,742    $70,826)                         88,163
Panera Bread Co.                           Navistar International                     ------------------------------------------
   Class A(2)              9,900       757    Corp.(2)               17,800       796 TOTAL LONG-TERM INVESTMENTS--99.1%
Ross Stores, Inc.         30,100     1,609 Northrop Grumman Corp.    14,300       938 (IDENTIFIED COST
Scripps Networks                           Shaw Group, Inc.                              $70,826)                         88,163
   Interactive, Inc.                          (The)(2)               18,200       626 ------------------------------------------
   Class A                20,100       891 Thomas & Betts Corp.(2)   37,500     1,472
TJX Cos., Inc. (The)      14,460       615 Toro Co. (The)            23,800     1,170 SHORT-TERM INVESTMENTS--1.0%
                                 ---------                                  ---------
                                    14,615                                     12,971 MONEY MARKET MUTUAL FUNDS--1.0%
                                 ---------                                  --------- BlackRock Liquidity
                                                                                         Funds
CONSUMER STAPLES--3.0%                     INFORMATION TECHNOLOGY--26.8%                 TempFund Portfolio -
Coca-Cola Enterprises,                     ANSYS, Inc.(2)            26,300     1,135    Institutional Shares
   Inc.                   45,000     1,245 Arrow Electronics,                            (seven-day effective
Dean Foods Co.(2)         59,200       929    Inc.(2)                50,500     1,521    yield 0.119%)         876,168       876
Herbalife Ltd.            10,000       461 Avnet, Inc.(2)            60,100     1,803 ------------------------------------------
                                 --------- BMC Software, Inc.(2)     22,200       844 TOTAL SHORT-TERM
                                     2,635 Compuware Corp.(2)        60,000       504  INVESTMENTS
                                 --------- Cree, Inc.(2)             17,300     1,215 (IDENTIFIED COST $876)                 876
                                           Cypress Semiconductor                      ------------------------------------------
ENERGY--3.0%                                  Corp.(2)              127,400     1,465
Atwood Oceanics, Inc.(2)  18,700       647 F5 Networks, Inc.(2)      26,800     1,648 TOTAL INVESTMENTS--100.1%
EXCO Resources, Inc.      72,900     1,340 Global Payments, Inc.     39,400     1,795 (IDENTIFIED COST
Oceaneering                                Hewitt Associates, Inc.                       $71,702)                         89,039(1)
   International,                             Class A(2)             26,400     1,050 Other assets and
   Inc.(2)                10,500       667 Lender Processing                             liabilities,
                                 ---------    Services, Inc.         27,400     1,034    net--(0.1)%                         (94)
                                     2,654 Marvell Technology Group                                                    ---------
                                 ---------    Ltd.(2)                34,500       703 NET ASSETS--100.0%               $  88,945
                                           Micron Technology,                                                          =========
FINANCIALS--6.0%                              Inc.(2)                44,200       459
AmeriCredit Corp.(2)      45,900     1,091 NetApp, Inc.(2)           25,300       824 The following table provides a summary of
Aspen Insurance Holdings                   ON Semiconductor                           inputs used to value the Fund's net assets
   Ltd.                   24,100       695    Corp.(2)               68,000       544 as of March 31, 2010 (see Security
Digital Realty Trust,                      Red Hat, Inc.(2)          59,200     1,733 Valuation Note 2A in the Notes to
   Inc.                   20,500     1,111 Seagate Technology(2)     39,300       718 Financial Statements):
Genworth Financial, Inc.                   Symantec Corp.(2)        102,700     1,738
   Class A(2)             57,800     1,060 Teradata Corp.(2)         51,300     1,482                             Total
Reinsurance Group of                       Western Digital Corp.(2)  41,100     1,602                            Value at  Level 1 -
   America, Inc.          26,300     1,381                                  ---------                           March 31,    Quoted
                                 ---------                                     23,817                              2010      Prices
                                     5,338                                  ---------                           ---------  ---------
                                 ---------
                                           MATERIALS--6.3%                            INVESTMENT IN SECURITIES:
HEALTH CARE--16.2%                         Crown Holdings, Inc.(2)   71,600     1,930 Equity Securities:
AmerisourceBergen Corp.   12,500       362 Nalco Holding Co.         81,600     1,985    Common Stocks           $88,163    $88,163
Biogen Idec, Inc.(2)      12,500       717 Reliance Steel &                              Short-Term Investments      876        876
Community Health                              Aluminum Co.           16,400       808                            -------    -------
   Systems, Inc.(2)       22,100       816 Walter Energy, Inc.        9,800       904 Total Investments          $89,039    $89,039
Coventry Health Care,                                                       ---------                            =======    =======
   Inc.(2)                50,500     1,248                                      5,627
DaVita, Inc.(2)            6,900       437                                  --------- There are no Level 2 (significant
Forest Laboratories,                                                                  observable inputs) or Level 3 (significant
   Inc.(2)                15,400       483 TELECOMMUNICATION SERVICES--4.8%           unobservable inputs) priced securities.
Hologic, Inc.(2)          44,600       827 NII Holdings, Inc.(2)     35,400     1,475
Hospira, Inc.(2)          30,900     1,751 SBA Communications Corp.
Humana, Inc.(2)            7,490       350    Class A(2)             33,600     1,212
Kinetic Concepts,
   Inc.(2)                24,400     1,167
Mednax, Inc.(2)           12,600       733
Quest Diagnostics, Inc.   26,900     1,568

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 28

                                                 VIRTUS QUALITY LARGE-CAP VALUE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--98.9%                       HEALTH CARE--6.1%                          SHORT-TERM INVESTMENTS--1.1%
                                           Alcon, Inc.               10,000 $   1,616 MONEY MARKET MUTUAL
CONSUMER DISCRETIONARY--10.5%              Johnson & Johnson         20,400     1,330  FUNDS--1.1%
Genuine Parts Co.         55,800 $   2,357                                  --------- BlackRock Liquidity Funds
TJX Cos., Inc. (The)      33,500     1,425                                      2,946    TempFund Portfolio -
VF Corp.                  15,600     1,250                                  ---------    Institutional Shares
                                 ---------                                               (seven-day effective
                                     5,032 INDUSTRIALS--11.2%                            yield 0.119%)         504,400 $     504
                                 --------- 3M Co.                    23,100     1,930 ------------------------------------------
                                           Honeywell International,                   TOTAL SHORT-TERM INVESTMENTS
CONSUMER STAPLES--14.2%                       Inc.                   44,800     2,028 (IDENTIFIED COST $504)                 504
Clorox Co. (The)          21,600     1,386 Union Pacific Corp.       19,000     1,393 ------------------------------------------
Coca-Cola Co. (The)       25,200     1,386                                  ---------
Heinz (H.J.) Co.          29,300     1,336                                      5,351 TOTAL INVESTMENTS--100.0%
Kimberly-Clark Corp.      26,400     1,660                                  --------- (IDENTIFIED COST $42,513)           47,900(1)
SYSCO Corp.               35,700     1,053
                                 --------- INFORMATION TECHNOLOGY--13.1%              Other assets and
                                     6,821 Microchip Technology,                         liabilities,
                                 ---------    Inc.                   39,100     1,101    net--0.0%                           (20)
                                           Microsoft Corp.           54,000     1,581                                  ---------
ENERGY--13.9%                              Paychex, Inc.             45,900     1,409 NET ASSETS--100.0%               $  47,880
Apache Corp.              10,900     1,106 Western Union Co. (The)  127,600     2,164                                  =========
BP plc Sponsored ADR      35,400     2,020                                  ---------
Exxon Mobil Corp.         15,000     1,005                                      6,255 ABBREVIATIONS:
National Oilwell Varco,                                                     ---------
   Inc.                   26,600     1,080                                            ADR     American Depositary Receipt
Schlumberger Ltd.         22,500     1,428 MATERIALS--4.4%
                                 --------- Barrick Gold Corp.        23,700       909 COUNTRY WEIGHTINGS as of 3/31/10+
                                     6,639 Nucor Corp.               26,800     1,216 ------------------------------------------
                                 ---------                                  --------- United States
                                                                                2,125    (includes short-term
FINANCIALS--20.6%                                                           ---------    investments)                       91%
Bank of New York Mellon                                                               United Kingdom                         4
   Corp. (The)            58,700     1,813 TELECOMMUNICATION SERVICES--2.0%           Netherlands                            3
Franklin Resources, Inc.  13,900     1,541 AT&T, Inc.                36,400       940 Canada                                 2
JPMorgan Chase & Co.      49,700     2,224                                  --------- ------------------------------------------
PNC Financial Services                                                                Total                                100%
   Group, Inc.            39,100     2,334 UTILITIES--2.9%                            ------------------------------------------
Travelers Cos., Inc.                       AGL Resources, Inc.       36,100     1,395
   (The)                  36,700     1,980 ------------------------------------------ + % of total investments as of March
                                 --------- TOTAL COMMON STOCKS                          31, 2010
                                     9,892 (IDENTIFIED COST $42,009)           47,396
                                 --------- ------------------------------------------
                                           TOTAL LONG-TERM INVESTMENTS--98.9%
                                           (IDENTIFIED COST $42,009)           47,396
                                           ------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $47,396                $47,396
   Short-Term Investments                          504                    504
                                               -------                -------
Total Investments                              $47,900                $47,900
                                               =======                =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 29

                                                    VIRTUS QUALITY SMALL-CAP FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
                                           INDUSTRIALS--27.2%
COMMON STOCKS--91.2%                       ABM Industries, Inc.     243,900 $   5,171 SHORT-TERM INVESTMENTS--8.0%
                                           CLARCOR, Inc.             90,100     3,108
CONSUMER DISCRETIONARY--8.2%               Graco, Inc.               85,300     2,730 MONEY MARKET MUTUAL FUNDS--8.0%
Matthews International                     Landstar System, Inc.     91,100     3,824 BlackRock Liquidity
   Corp.                                   Lincoln Electric                              Funds TempFund
   Class A                92,900 $   3,298    Holdings, Inc.         77,900     4,232    Portfolio -
Tempur-Pedic                               McGrath RentCorp         162,100     3,928    Institutional
   International,                          Roper Industries, Inc.    61,800     3,574    Shares (seven-day
   Inc.(2)               158,000     4,765                                  ---------    effective
                                 ---------                                     26,567    yield 0.119%)       7,864,882 $   7,865
                                     8,063                                  --------- ------------------------------------------
                                 ---------                                            TOTAL SHORT-TERM INVESTMENTS
                                           INFORMATION TECHNOLOGY--8.5%               (IDENTIFIED COST $7,865)             7,865
CONSUMER STAPLES--3.5%                     Cass Information                           ------------------------------------------
WD-40 Co.                103,500     3,398    Systems, Inc.          66,317     2,066
                                 --------- Computer Services, Inc.   52,100     2,136 TOTAL INVESTMENTS--99.2%
                                           Syntel, Inc.             106,100     4,081 (IDENTIFIED COST $80,665)           97,069(1)
ENERGY--9.9%                                                                --------- Other assets and
CARBO Ceramics, Inc.      83,500     5,205                                      8,283    liabilities, net--0.8%              763
World Fuel Services Corp.168,000     4,476                                  ---------                                  ---------
                                 ---------                                            NET ASSETS--100.0%               $  97,832
                                     9,681 MATERIALS--2.6%                                                             =========
                                 --------- Balchem Corp.            105,150     2,592
                                           ------------------------------------------
FINANCIALS--20.1%                          TOTAL COMMON STOCKS
Ares Capital Corp.       377,066     5,596 (IDENTIFIED COST $72,800)           89,204
Entertainment Properties                   ------------------------------------------
   Trust                 125,900     5,178 TOTAL LONG-TERM INVESTMENTS--91.2%
Federated Investors,                       (IDENTIFIED COST $72,800)           89,204
   Inc.                                    ------------------------------------------
   Class B               181,200     4,780
RLI Corp.                 56,900     3,245
Suffolk Bancorp           27,000       829
                                 ---------
                                    19,628
                                 ---------

HEALTH CARE--11.2%
Landauer, Inc.            74,900     4,885
Owens & Minor, Inc.       97,100     4,505
Young Innovations, Inc.   56,900     1,602
                                 ---------
                                    10,992
                                 ---------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $89,204                $89,204
   Short-Term Investments                        7,865                  7,865
                                               -------                -------
Total Investments                              $97,069                $97,069
                                               =======                =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                 See Notes to Financial Statements


                                                                 30

                                                     VIRTUS SMALL-CAP CORE FUND
                                                      SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--93.2%                       INDUSTRIALS--24.9%                         SHORT-TERM INVESTMENTS--6.8%
                                           Advisory Board Co.
CONSUMER DISCRETIONARY--12.8%                 (The)(2)               35,025 $   1,103 MONEY MARKET MUTUAL FUNDS--6.8%
Pool Corp.               120,100 $   2,719 Exponent, Inc.(2)         35,500     1,013 BlackRock Liquidity Funds
Steiner Leisure Ltd.(2)   48,800     2,163 Forward Air Corp.         67,000     1,762    TempFund Portfolio -
Tempur-Pedic                               HEICO Corp. Class A       49,300     1,956    Institutional Shares
   International,                          Lincoln Electric                              (seven-day effective
   Inc.(2)                66,630     2,009    Holdings, Inc.         38,500     2,092    yield 0.119%)       3,637,677 $   3,638
                                 --------- RBC Bearings, Inc.(2)     65,600     2,091 ------------------------------------------
                                     6,891 Rollins, Inc.             36,900       800 TOTAL SHORT-TERM INVESTMENTS
                                 --------- Roper Industries, Inc.    43,900     2,539 (IDENTIFIED COST $3,638)             3,638
                                                                            --------- ------------------------------------------
ENERGY--4.5%                                                                   13,356
CARBO Ceramics, Inc.      39,000     2,431                                  ---------
                                 --------- INFORMATION TECHNOLOGY--22.5%              TOTAL INVESTMENTS--100.0%
FINANCIALS--12.5%                          ANSYS, Inc.(2)            59,250     2,556 (IDENTIFIED COST $40,952)           53,742(1)
Brown & Brown, Inc.      143,500     2,572 Blackbaud, Inc.          115,372     2,906 Other assets and
Cohen & Steers, Inc.      65,700     1,640 FactSet Research                              liabilities,
Federated Investors,                          Systems, Inc.          37,700     2,766    net--0.0%                             6
   Inc.                                    Jack Henry & Associates,                                                    ---------
   Class B                94,400     2,490    Inc.                  106,615     2,565 NET ASSETS--100.0%               $  53,748
                                 --------- ScanSource, Inc.(2)       45,509     1,310                                  =========
                                     6,702                                  ---------
                                 ---------                                     12,103
                                                                            ---------
HEALTH CARE--14.1%
Abaxis, Inc.(2)           77,400     2,104 MATERIALS--1.9%
Computer Programs &                        AptarGroup, Inc.          26,100     1,027
   Systems, Inc.          39,300     1,536 ------------------------------------------
Haemonetics Corp.(2)      31,400     1,795 TOTAL COMMON STOCKS
Techne Corp.              33,900     2,159 (IDENTIFIED COST $37,314)           50,104
                                 --------- ------------------------------------------
                                     7,594 TOTAL LONG-TERM INVESTMENTS--93.2%
                                 --------- (IDENTIFIED COST $37,314)           50,104
                                           ------------------------------------------



The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $50,104                $50,104
   Short-Term Investments                        3,638                  3,638
                                               -------                -------
Total Investments                              $53,742                $53,742
                                               =======                =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                 See Notes to Financial Statements


                                                                 31

                                                    VIRTUS SMALL-CAP GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--99.3%                       HEALTH CARE--CONTINUED                     INFORMATION TECHNOLOGY--CONTINUED
CONSUMER DISCRETIONARY--12.8%              SXC Health Solutions                       SuccessFactors, Inc.(2)   52,300 $     996
Chico's FAS, Inc.         62,500 $     901    Corp.(2)               16,500 $   1,110 Zebra Technologies Corp.
Children's Place Retail                    Thoratec Corp.(2)         31,200     1,044    Class A(2)             23,900       707
   Stores, Inc. (The)(2)  22,300       993 United Therapeutics                                                         ---------
Genesco, Inc.(2)          32,600     1,011    Corp.(2)               13,700       758                                     20,264
Guess?, Inc.              19,900       935 Vivus, Inc.(2)            61,000       532                                  ---------
Jack in the Box, Inc.(2)  43,600     1,027                                  ---------
LKQ Corp.(2)              43,883       891                                     14,084 MATERIALS--2.5%
Pep Boys - Manny Moe &                                                      --------- FMC Corp.                 15,300       926
   Jack (The)            120,700     1,213                                            Intrepid Potash, Inc.(2)  19,300       586
Tractor Supply Co.        15,500       900 INDUSTRIALS--13.8%                                                          ---------
                                 --------- Altra Holdings, Inc.(2)   49,200       676                                      1,512
                                     7,871 American Superconductor                                                     ---------
                                 ---------    Corp.(2)               30,101       870
                                           Astec Industries,                          TELECOMMUNICATION SERVICES--0.2%
CONSUMER STAPLES--1.6%                        Inc.(2)                21,000       608 Neutral Tandem, Inc.(2)    7,000       112
Herbalife Ltd.            21,500       991 Atlas Air Worldwide                        ------------------------------------------
                                 ---------    Holdings, Inc.(2)      12,300       653 TOTAL COMMON STOCKS
                                           Bucyrus International,                     (IDENTIFIED COST $48,382)           60,882
ENERGY--7.4%                                  Inc.                   14,400       950 ------------------------------------------
Brigham Exploration                        Graham Corp.              32,500       585 TOTAL LONG-TERM INVESTMENTS--99.3%
   Co.(2)                 60,200       960 Harsco Corp.              20,100       642 (IDENTIFIED COST $48,382)           60,882
Dril-Quip, Inc.(2)        15,000       913 II-VI, Inc.(2)            29,384       994 ------------------------------------------
Helix Energy Solutions                     Owens Corning, Inc.(2)    24,600       626
   Group, Inc.(2)         72,000       938 Timken Co. (The)          33,800     1,014 SHORT-TERM INVESTMENTS--1.0%
Rosetta Resources,                         Yingli Green Energy
   Inc.(2)                29,000       683    Holding Co. Ltd.                        MONEY MARKET MUTUAL FUNDS--1.0%
Swift Energy Co.(2)       33,700     1,036    ADR(2)                 67,600       861 BlackRock Liquidity Funds
                                 ---------                                  ---------    TempFund Portfolio -
                                     4,530                                      8,479    Institutional Shares
                                 ---------                                  ---------    (seven-day effective
                                                                                         yield 0.119%)          629,699      630
FINANCIALS--5.0%                           INFORMATION TECHNOLOGY--33.0%              ------------------------------------------
Knight Capital Group,                      Advanced Energy                            TOTAL SHORT-TERM INVESTMENTS
   Inc.                                       Industries, Inc.(2)    69,400     1,149 (IDENTIFIED COST $630)                 630
   Class A(2)             68,600     1,046 ArcSight, Inc.(2)         23,900       673 ------------------------------------------
Lazard Ltd. Class A       27,900       996 AsiaInfo Holdings,
MF Global Holdings                            Inc.(2)                33,500       887 TOTAL INVESTMENTS--100.3%
   Ltd.(2)               123,500       997 Atheros Communications,                    (IDENTIFIED COST $49,012)           61,512(1)
                                 ---------    Inc.(2)                24,600       952
                                     3,039 Cavium Networks, Inc.(2)  34,800       865 Other assets and
                                 --------- CommScope, Inc.(2)        22,200       622    liabilities,
                                           CommVault Systems,                            net--(0.3)%                        (177)
HEALTH CARE--23.0%                            Inc.(2)                38,300       818                                  ---------
Alexion Pharmaceuticals,                   Cybersource Corp.(2)      56,700     1,000 NET ASSETS--100.0%               $  61,335
   Inc.(2)                18,700     1,017 Dolby Laboratories, Inc.                                                    =========
BioMarin Pharmaceutical,                      Class A(2)             18,200     1,068
   Inc.(2)                39,400       921 Emulex Corp.(2)           43,000       571 ABBREVIATIONS:
Clinical Data, Inc.(2)    31,100       603 GSI Commerce, Inc.(2)     42,000     1,162
ev3, Inc.(2)              55,100       874 Isilon Systems, Inc.(2)  132,000     1,137 ADR     American Depositary Receipt
HMS Holdings Corp.(2)     23,000     1,173 MercadoLibre, Inc.(2)     20,100       969
Impax Laboratories,                        Netezza Corp.(2)          91,500     1,170 COUNTRY WEIGHTINGS as of 3/31/10+
   Inc.(2)                36,500       653 ON Semiconductor                           ------------------------------------------
Luminex Corp.(2)          71,800     1,208    Corp.(2)               88,000       704 United States
Myriad Genetics, Inc.(2)  38,400       923 Plantronics, Inc.         23,800       744    (includes short-term
Neogen Corp.(2)           48,072     1,206 PMC-Sierra, Inc.(2)       83,000       740    investments)                       94%
NuVasive, Inc.(2)         25,523     1,154 Rovi Corp.(2)             21,400       795 Bermuda                                2
Onyx Pharmaceuticals,                      Silicon Laboratories,                      Canada                                 2
   Inc.(2)                30,000       908    Inc.(2)                18,300       872 Argentina                              1
                                           SonicWALL, Inc.(2)       105,700       919 Cayman Islands                         1
                                           Sourcefire, Inc.(2)       32,400       744 ------------------------------------------
                                                                                      Total                               100%
                                                                                      ------------------------------------------

                                                                                      + % of total investments as of March 31,
                                                                                         2010

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                               $60,882                $60,882
Short-Term Investments                             630                    630
                                               -------                -------
Total Investments                              $61,512                $61,512
                                               =======                =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                 See Notes to Financial Statements


                                                                 32

                                                VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                                                         SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--93.4%                       INDUSTRIALS--12.9%                         SHORT-TERM INVESTMENTS--7.1%
                                           Copart, Inc.(2)            7,650 $     272
CONSUMER DISCRETIONARY--17.2%              Forward Air Corp.          8,100       213 MONEY MARKET MUTUAL FUNDS--7.1%
                                           HEICO Corp. Class A        4,400       175 BlackRock Liquidity Funds
Aaron Rents, Inc.          7,050 $     235 Omega Flex, Inc.           6,532        68    TempFund Portfolio -
Morningstar, Inc.(2)       4,800       231                                  ---------    Institutional Shares
Pool Corp.                 9,350       212                                        728    (seven-day effective
Strayer Education, Inc.    1,200       292                                  ---------    yield 0.119%)         402,834 $     403
                                 ---------                                            ------------------------------------------
                                       970 INFORMATION TECHNOLOGY--29.5%              TOTAL SHORT-TERM INVESTMENTS
                                 --------- ANSYS, Inc.(2)             7,350       317 (IDENTIFIED COST $403)                 403
                                           Blackbaud, Inc.           12,600       317 ------------------------------------------
CONSUMER STAPLES--3.7%                     FactSet Research
Hansen Natural Corp.(2)    4,750       206    Systems, Inc.           3,550       261 TOTAL INVESTMENTS--100.5%
                                 --------- FLIR Systems, Inc.(2)      9,950       281 (IDENTIFIED COST $4,372)             5,668(1)
                                           Hittite Microwave
FINANCIALS--8.0%                              Corp.(2)                7,150       314 Other assets and
Cohen & Steers, Inc.      12,300       307 Loopnet, Inc.(2)              96         1    liabilities,
World Acceptance                           ScanSource, Inc.(2)        5,970       172    net--(0.5)%                         (31)
   Corp.(2)                3,970       143                                  ---------                                  ---------
                                 ---------                                      1,663 NET ASSETS--100.0%               $   5,637
                                       450 ------------------------------------------                                  =========
                                 --------- TOTAL COMMON STOCKS
                                           (IDENTIFIED COST $3,969)             5,265
HEALTH CARE--22.1%                         ------------------------------------------
Abaxis, Inc.(2)           10,600       288 TOTAL LONG-TERM INVESTMENTS--93.4%
Meridian Bioscience,                       (IDENTIFIED COST $3,969)             5,265
   Inc.                    9,400       191 ------------------------------------------
National Research Corp.   11,400       289
Quality Systems, Inc.      3,350       206
Techne Corp.               4,300       274
                                 ---------
                                     1,248
                                 ---------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                           Total Value at            Level 1 -
                                           March 31, 2010          Quoted Prices
                                           --------------          -------------
INVESTMENT IN SECURITIES:

Equity Securities:
   Common Stocks                               $5,265                   $5,265
   Short-Term Investments                         403                      403
                                               ------                   ------
Total Investments                              $5,668                   $5,668
                                               ======                   ======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                 See Notes to Financial Statements


                                                                 33

                                                    VIRTUS STRATEGIC GROWTH FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--99.7%                       INDUSTRIALS--9.5%                          SHORT-TERM INVESTMENTS--0.5%
                                           ABB Ltd. Sponsored ADR   337,230 $   7,365
CONSUMER DISCRETIONARY--9.6%               Atlas Air Worldwide                        MONEY MARKET MUTUAL FUNDS--0.5%
Amazon.com, Inc.(2)       32,690 $   4,437    Holdings, Inc.(2)      87,100     4,621 BlackRock Liquidity Funds
American Eagle                             Illinois Tool Works,                          TempFund Portfolio -
   Outfitters, Inc.      248,385     4,600    Inc                   114,800     5,437    Institutional Shares
Chico's FAS, Inc.        324,200     4,675 Joy Global, Inc.          95,490     5,405    (seven-day effective
DreamWorks Animation                       Norfolk Southern Corp.   120,910     6,758    yield 0.119%)       2,349,288 $   2,349
   SKG, Inc. Class A(2)  105,630     4,161 Parker Hannifin Corp.     85,500     5,535 ------------------------------------------
Lowe's Cos., Inc.        288,100     6,984 United Technologies                        TOTAL SHORT-TERM INVESTMENTS
McDonald's Corp.         113,170     7,551    Corp.                  87,030     6,406 (IDENTIFIED COST $2,349)             2,349
Panera Bread Co. Class                                                      --------- ------------------------------------------
   A(2)                   55,500     4,245                                     41,527
Yum! Brands, Inc.        138,910     5,324                                  --------- TOTAL INVESTMENTS--100.2%
                                 ---------                                            (IDENTIFIED COST $354,635)         440,149(1)
                                    41,977 INFORMATION TECHNOLOGY--36.7%              Other assets and liabilities,
                                 --------- Adobe Systems, Inc.(2)   205,100     7,254    net--(0.2)%                        (748)
                                           Apple, Inc.(2)            71,160    16,718                                  ---------
CONSUMER STAPLES--13.0%                    Applied Materials, Inc.  383,600     5,171 NET ASSETS--100.0%               $ 439,401
Colgate-Palmolive Co.    105,010     8,953 Broadcom Corp. Class A   227,780     7,558                                  =========
CVS Caremark Corp.       224,260     8,199 Cisco Systems, Inc.(2)   465,050    12,105
General Mills, Inc.       89,360     6,326 CommScope, Inc.(2)       106,900     2,995 ABBREVIATIONS:
Herbalife Ltd.           201,575     9,297 Cree, Inc.(2)             42,000     2,949
Molson Coors Brewing Co.                   EMC Corp.(2)             413,120     7,453 ADR     American Depositary Receipt
   Class B               100,000     4,206 Emulex Corp.(2)          404,730     5,375
PepsiCo, Inc.            103,350     6,837 Google, Inc. Class A(2)   23,125    13,112 COUNTRY WEIGHTINGS as of 3/31/10+
Philip Morris                              Hewlett-Packard Co.      207,580    11,033 ------------------------------------------
   International, Inc.   126,830     6,615 International Business                     United States
Safeway, Inc.            264,800     6,583    Machines Corp.         72,120     9,249    (includes short-term investments)  88%
                                 --------- Juniper Networks,                          Switzerland                            4
                                    57,016    Inc.(2)                78,277     2,401 Bermuda                                3
                                 --------- Marvell Technology Group                   Canada                                 3
                                              Ltd.(2)               356,480     7,265 Cayman Islands                         2
ENERGY--6.7%                               McAfee, Inc.(2)          104,940     4,211 ------------------------------------------
Halliburton Co.          252,700     7,614 Microsoft Corp.          411,200    12,036 Total                                100%
Noble Corp.              101,200     4,232 Oracle Corp.             397,500    10,212 ------------------------------------------
Pioneer Natural                            QUALCOMM, Inc.           174,470     7,326
   Resources Co.         164,800     9,282 Research In Motion                         +    % of total investments as of March 31,
Transocean Ltd.(2)        93,913     8,112    Ltd.(2)                73,880     5,463      2010
                                 --------- Silicon Laboratories,
                                    29,240    Inc.(2)               126,800     6,045 The following table provides a summary of
                                 --------- Sybase, Inc.(2)          119,060     5,551 inputs used to value the Fund's net assets
                                                                            --------- as of March 31, 2010 (see Security
FINANCIALS--4.2%                                                              161,482 Valuation Note 2A in the Notes to Financial
BlackRock, Inc.           23,950     5,215                                  --------- Statements):
Goldman Sachs Group,
   Inc. (The)             44,390     7,574 MATERIALS--5.7%                                                        Total
Invesco Ltd.             267,200     5,855 Agrium, Inc.              85,900     6,067                            Value at Level 1 -
                                 --------- FMC Corp.                 49,210     2,979                           March 31,   Quoted
                                    18,644 Freeport-McMoRan                                                        2010     Prices
                                 ---------    Copper & Gold, Inc.    67,390     5,630                           --------- ---------
                                           Monsanto Co.              65,340     4,667 INVESTMENT IN SECURITIES:
HEALTH CARE--12.7%                         United States Steel                        Equity Securities:
Abbott Laboratories      129,370     6,815    Corp.                  89,900     5,710    Common Stocks           $437,800  $437,800
Allergan, Inc.           119,280     7,791                                  ---------    Short-Term Investments     2,349     2,349
Amgen, Inc.(2)           108,010     6,455                                     25,053                            --------  --------
Bristol-Myers Squibb Co. 298,060     7,958                                  --------- Total Investments          $440,149  $440,149
Celgene Corp.(2)         137,090     8,494                                                                       ========  ========
Genzyme Corp.(2)          76,240     3,952 TELECOMMUNICATION SERVICES--1.6%
Gilead Sciences, Inc.(2) 105,780     4,811 American Tower Corp.                       There are no Level 2 (significant
Mylan, Inc.(2)           232,500     5,280    Class A(2)            162,870     6,940 observable inputs) or Level 3 (significant
Myriad Genetics, Inc.(2) 181,500     4,365 ------------------------------------------ unobservable inputs) priced securities.
                                 --------- TOTAL COMMON STOCKS
                                    55,921 (IDENTIFIED COST $352,286)         437,800
                                 --------- ------------------------------------------
                                           TOTAL LONG-TERM INVESTMENTS--99.7%
                                           (IDENTIFIED COST $352,286)         437,800
                                           ------------------------------------------

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 34

                                                   VIRTUS TACTICAL ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2010

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE    VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
U.S. GOVERNMENT SECURITIES--6.8%           NON-AGENCY--3.5%                           CORPORATE BONDS--20.7%
U.S. Treasury Bond                         Banc of America
   3.500%, 2/15/39       $ 3,810 $   3,083    Commercial Mortgage,                    CONSUMER DISCRETIONARY--2.7%
U.S. Treasury Note                            Inc.                                    Affinion Group, Inc.
   1.000%, 12/31/11          240       241    05-1, A4                                   10.125%, 10/15/13     $   320 $     330
   2.625%, 6/30/14         1,925     1,953    5.039%, 11/10/42(3)   $   125 $     130 Avis Budget Car Rental
   3.250%, 12/31/16        2,315     2,318    04-6, A5                                   LLC/Avis Budget
   4.750%, 8/15/17         1,195     1,307    4.811%, 12/10/42          175       179    Finance, Inc.
   3.625%, 2/15/20         4,765     4,684 Bear Stearns Commercial                       7.625%, 5/15/14           275       274
------------------------------------------    Mortgage Securities                     Comcast Corp.
TOTAL U.S. GOVERNMENT SECURITIES              04-T16, A6                                 5.700%, 7/1/19            895       935
(IDENTIFIED COST $13,521)           13,586    4.750%, 2/13/46 (3)        95        97 COX Communications, Inc.
------------------------------------------ Commercial Mortgage                           144A 6.250%,
                                              Pass-Through                               6/1/18 (4)                300       319
MORTGAGE-BACKED SECURITIES--15.7%             Certificates                            Fortune Brands, Inc.
                                              05-C6, A4                                  3.000%, 6/1/12            405       406
AGENCY--12.2%                                 5.168%, 6/10/44           140       147 Hasbro, Inc.
FHLMC                                         07-C9, A4                                  6.300%, 9/15/17           275       294
   R010-AB                                    5.816%, 12/10/49(3)       160       160 Nebraska Book Co., Inc.
   5.500%, 12/15/19          175       183 Credit Suisse Mortgage                        10.000%, 12/1/11          500       519
   5.000%, 1/1/35          4,755     4,943    Capital Certificates                    Royal Caribbean Cruises
FHLMC REMICs                                  06-C1, A3                                  Ltd.
   JA-2777                                    5.549%, 2/15/39(3)         45        47    7.250%, 6/15/16           340       337
   4.500%, 11/15/17          157       163    06-C4, A3                               Scientific Games
   CH-2904                                    5.467%, 9/15/39           955       918    International, Inc.
   4.500%, 4/15/19           472       493    06-C5, A3                                  144A
FNMA                                          5.311%, 12/15/39          195       184    9.250%, 6/15/19 (4)       105       112
   4.500%, 12/1/18           510       530 Greenwich Capital                          Time Warner Cable, Inc.
   4.000%, 7/1/19            425       440    Commercial Funding                         3.500%, 2/1/15             65        65
   4.500%, 11/1/20           776       806    Corp. 07-GG9, A4                           5.850%, 5/1/17            160       171
   6.000%, 11/1/31           197       214    5.444%, 3/10/39           940       914    5.000%, 2/1/20            420       414
   5.500%, 7/1/34          1,429     1,514 Lehman Brothers - UBS                      UPC Germany GmbH 144A
   6.000%, 11/1/34         3,093     3,338    Commercial Mortgage                        8.125%, 12/1/17 (4)       505       523
   5.500%, 3/1/36          1,357     1,435    Trust 06-C7, A3                         Valassis Communications,
   6.000%, 9/1/36            251       268    5.347%, 11/15/38          875       878    Inc.
   5.500%, 11/1/36           951     1,004 Morgan Stanley Capital I                      8.250%, 3/1/15            245       253
   6.500%, 7/1/37          1,248     1,354    04-T15, A3                              Videotron Ltee
   6.000%, 9/1/37            380       404    5.030%, 6/13/41           220       228    6.375%, 12/15/15          225       228
   6.000%, 2/1/38            333       354    06-T23, A4                              WMG Holdings Corp.
   6.500%, 3/1/38          2,421     2,669    5.811%, 8/12/41(3)        470       497    9.500%, 12/15/14(3)       220       223
   5.500%, 4/1/38            190       200    07-T27, A4                                                               ---------
   5.500%, 6/1/38          1,014     1,070    5.649%, 6/11/42(3)        470       486                                      5,403
   6.000%, 11/1/38         1,076     1,144    05-IQ9, A3                                                               ---------
   6.000%, 3/1/39            464       494    4.540%, 7/15/56           270       271
FNMA REMICs 03-42, HC                      Wachovia Bank Commercial                   CONSUMER STAPLES--2.3%
   4.500%, 12/25/17          181       189    Mortgage Trust                          Alliance One
GNMA                                          05-C19, A5                                 International, Inc.
   6.500%, 11/15/23           88        95    4.661%, 5/15/44         1,400     1,439    144A 10.000%,
   6.500%, 11/15/23            8         8    07-C34, A3                                 7/15/16 (4)               310       325
   6.500%, 11/15/23          103       111    5.678%, 5/15/46           525       505 Altria Group, Inc.
   6.500%, 11/15/23           49        53                                  ---------    9.250%, 8/6/19            805       978
   6.500%, 12/15/23           87        94                                      7,080 Anheuser-Busch InBev
   6.500%, 12/15/23           82        89 ------------------------------------------    Worldwide, Inc.
   6.500%, 12/15/23          101       109 TOTAL MORTGAGE-BACKED SECURITIES              3.000%, 10/15/12          400       411
   6.500%, 3/15/24            68        73 (IDENTIFIED COST $30,306)           31,398 ASG Consolidated LLC/ASG
   6.500%, 4/15/24            41        45 ------------------------------------------    Finance, Inc.
   6.500%, 7/15/24           400       432                                               11.500%, 11/1/11(3)       325       328
                                 --------- ASSET-BACKED SECURITIES--0.1%              B&G Foods, Inc.
                                    24,318 Associates Manufactured                       7.625%, 1/15/18            50        51
                                 ---------    Housing Pass-Through                    Delhaize Group
                                              Certificate 97-2, A6                       6.500%, 6/15/17           465       514
                                              7.075%, 3/15/28 (3)       149       149 Kraft Foods, Inc.
                                           ------------------------------------------    5.625%, 11/1/11           465       494
                                           TOTAL ASSET-BACKED SECURITIES                 2.625%, 5/8/13            145       146
                                           (IDENTIFIED COST $149)                 149    6.125%, 2/1/18            245       268
                                           ------------------------------------------ Lorillard Tobacco Co.
                                                                                         8.125%, 6/23/19           440       485
                                                                                      Reynolds American, Inc.
                                                                                         7.300%, 7/15/15           550       606
                                                                                                                       ---------
                                                                                                                           4,606
                                                                                                                       ---------

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 35

                                                   VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           MARCH 31, 2010

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE    VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
ENERGY--1.9%                               FINANCIALS--CONTINUED                      INDUSTRIALS--0.8%
Aquilex Holdings LLC/                      ING Capital Funding                        Corrections Corp. of
   Aquilex Finance Corp.                      Trust III                                  America
   144A                                       8.439%, 12/31/49(3)   $   475 $     451    7.750%, 6/1/17        $   465 $     488
   11.125%, 12/15/16 (4) $    70 $      76 International Lease                        Hutchison Whampoa
Buckeye Partners LP                           Finance Corp.                              International Ltd.
   6.050%, 1/15/18            75        80    144A 8.625%,                               144A
Enterprise Products                              9/15/15(4)              45        46    5.750%, 9/11/19 (4)       185       192
   Operating LLC                              144A 8.750%,                            Pitney Bowes, Inc.
   7.625%, 2/15/12           150       165       3/15/17(4)             190       195    4.750%, 5/15/18           450       454
Harvest Operations Corp.                   JPMorgan Chase & Co.                       Travelport LLC
   7.875%, 10/15/11          410       418    5.125%, 9/15/14           380       401    9.875%, 9/1/14            435       457
Kinder Morgan Finance                         3.700%, 1/20/15           265       267                                  ---------
   Co. 5.700%, 1/5/16        930       916    Series 1,                                                                    1,591
Petroleos Mexicanos 144A                      7.900%, 12/31/49(3)       214       228                                  ---------
   4.875%, 3/15/15 (4)       245       252 Macquarie Group Ltd.
Petropower I Funding                          144A 7.300%,                            INFORMATION TECHNOLOGY--0.7%
   Trust 144A                                 8/1/14 (4)                910     1,016 Fiserv, Inc.
   7.360%, 2/15/14 (4)       757       746 Metropolitan Life Global                      6.125%, 11/20/12          455       495
Plains All American                           Funding I 144A                          Intuit, Inc.
   Pipeline LP/PAA                            2.875%, 9/17/12 (4)       540       549    5.750%, 3/15/17            80        85
   Finance Corp.                           Morgan Stanley                             Viasat, Inc. 144A
   4.250%, 9/1/12             90        93    6.000%, 4/28/15           435       466    8.875%, 9/15/16 (4)        45        46
Rowan Cos., Inc.                              6.625%, 4/1/18            440       469 Xerox Corp.
   7.875%, 8/1/19            160       183 Northern Trust Co. (The)                      4.250%, 2/15/15           300       302
Shell International                           6.500%, 8/15/18           250       280    6.750%, 2/1/17            385       425
   Finance BV                              PNC Funding Corp.                                                           ---------
   4.375%, 3/25/20           400       397    5.125%, 2/8/20            245       247                                      1,353
   5.500%, 3/25/40           400       392 Prudential Financial,                                                       ---------
                                 ---------    Inc.
                                     3,718    3.625%, 9/17/12           640       658 MATERIALS--0.7%
                                 --------- Rabobank Nederland NV                      Ball Corp.
                                              144A 11.000%,                              6.750%, 9/15/20           120       123
FINANCIALS--8.5%                              12/31/49 (3)(4)           400       515 Boise Paper Holdings
American Express Co.                       Regions Financial Corp.                       LLC/Boise Co-Issuer
   7.250%, 5/20/14           435       493    0.455%, 6/26/12(3)        865       791    Co. 144A
Bank of America Corp.                      Royal Bank of Scotland                        8.000%, 4/1/20 (4)         25        25
   5.750%, 8/15/16           435       446    Group plc                               Dow Chemical Co. (The)
   5.650%, 5/1/18            440       445    6.400%, 10/21/19          205       205    6.000%, 10/1/12           465       506
Bank of New York/Mellon                    Simon Property Group LP                       5.900%, 2/15/15           405       439
   Corp. (The)                                6.750%, 5/15/14           470       514 Holcim U.S. Finance
   4.950%, 11/1/12           370       401 SunTrust Banks, Inc.                          S.a.r.l. & Cie
Barclays Bank plc                             5.250%, 11/5/12           485       512    S.C.S. 144A
   Series 1,                               Teachers Insurance &                          6.000%, 12/30/19 (4)      195       202
   5.000%, 9/22/16           805       827    Annuity Association                     Huntsman International
Bear Stearns Cos., Inc.                       of America 144A                            LLC 144A
   LLC (The)                                  6.850%, 12/16/39 (4)      220       239    8.625%, 3/15/20 (4)        55        55
   7.250%, 2/1/18            330       381 UBS Preferred Funding                      Solutia, Inc.
Capital One Capital VI                        Trust I                                    7.875%, 3/15/20            75        76
   8.875%, 5/15/40           150       164    8.622%, 10/29/49(3)       265       262                                  ---------
Capital One Financial                      Wachovia Bank NA                                                                1,426
   Corp. 7.375%, 5/23/14     455       520    5.000%, 8/15/15           250       259                                  ---------
Citigroup, Inc.                            Wachovia Corp.
   5.000%, 9/15/14           340       340    4.875%, 2/15/14           435       451 TELECOMMUNICATION SERVICES--2.0%
   5.500%, 10/15/14          500       517 Westfield Capital Corp.                    Citizen Communications
   4.875%, 5/7/15            225       222    Ltd./Westfield                             Co.
Credit Suisse New York                        Finance Authority                          6.250%, 1/15/13           235       238
   5.000%, 5/15/13           330       355    144A                                    France Telecom SA
CVS Pass-Through Trust                        5.125%, 11/15/14 (4)      420       432    4.375%, 7/8/14            155       163
   144A 7.507%,                                                             --------- GCI, Inc. 144A
   1/10/32 (4)               150       167                                     16,888    8.625%, 11/15/19 (4)      170       174
Ford Motor Credit Co.                                                       --------- Global Crossing Ltd.
   LLC 7.500%, 8/1/12        260       269 HEALTH CARE--0.6%                             144A
General Electric Capital                   Boston Scientific Corp.                       12.000%, 9/15/15 (4)      235       262
   Corp.                                      6.000%, 1/15/20           200       189 NII Capital Corp. 144A
   2.800%, 1/8/13            615       622 Express Scripts, Inc.                         8.875%, 12/15/19 (4)      415       432
   5.500%, 1/8/20            515       525    5.250%, 6/15/12           465       496 Qwest Corp.
GMAC, Inc.                                 Novartis Capital Corp.                        6.500%, 6/1/17            190       198
   0.000%, 6/15/15           270       174    1.900%, 4/24/13            60        60 Sprint Capital Corp.
Icahn Enterprises                          Talecris Biotherapeutics                      8.375%, 3/15/12           730       763
   LP/Icahn Enterprises                       Holdings Corp. 144A                     Telecom Italia Capital
   Finance Corp. 144A                         7.750%, 11/15/16 (4)      280       283    SA
   8.000%, 1/15/18 (4)       585       567 Thermo Fisher                                 6.999%, 6/4/18            250       270
                                              Scientific, Inc.                           7.175%, 6/18/19           440       475
                                              144A 2.150%,                            Telefonica Emisiones SAU
                                                 12/28/12 (4)           195       194    5.877%, 7/15/19           320       343
                                                                            ---------
                                                                                1,222
                                                                            ---------

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 36

                                                   VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           MARCH 31, 2010

($ reported in thousands)

                          PAR
                         VALUE     VALUE                            SHARES    VALUE                            SHARES     VALUE
                       --------- ---------                        --------- ---------                        --------- ----------
TELECOMMUNICATION SERVICES--CONTINUED      HEALTH CARE--7.0%                          SHORT-TERM INVESTMENTS--1.6%
Virgin Media Finance                       Biogen Idec, Inc.(2)      38,000   $ 2,180
   plc                                     Gilead Sciences,                           MONEY MARKET MUTUAL FUNDS--1.6%
   8.375%, 10/15/19    $     180 $     186    Inc.(2)                50,000     2,274 BlackRock Liquidity
Windstream Corp.                           Johnson & Johnson         37,000     2,412    Funds
   7.000%, 3/15/19           530       497 Shire plc ADR             34,000     2,243    TempFund Portfolio
                                 --------- St. Jude Medical,                             - Institutional
                                     4,001    Inc.(2)                62,000     2,545    Shares (seven-day
                                 --------- UnitedHealth Group,                           effective yield
UTILITIES--0.5%                               Inc                    71,000     2,319    0.119%)             3,165,126 $   3,165
AmeriGas Partners LP                                                        --------- ------------------------------------------
   7.250%, 5/20/15           500       510                                     13,973 TOTAL SHORT-TERM INVESTMENTS
CMS Energy Corp.                                                            --------- (IDENTIFIED COST $3,165)             3,165
   6.250%, 2/1/20            350       348 INDUSTRIALS--7.2%                          ------------------------------------------
FirstEnergy Solutions                      Caterpillar, Inc.         40,000     2,514 TOTAL INVESTMENTS--99.9%
   Corp.                                   Continental Airlines,                      (IDENTIFIED COST $170,774)         199,163(1)
   6.050%, 8/15/21           180       180    Inc
                                 --------- Class B(2)               107,000     2,351 Other Assets and
                                     1,038 DryShips, Inc.(2)        383,000     2,237    Liabilities--0.1%                   254
------------------------------------------ Foster Wheeler AG(2)      89,000     2,415                                  ---------
TOTAL CORPORATE BONDS                      L-3 Communications                         NET ASSETS--100.0%               $ 199,417
(IDENTIFIED COST $39,591)           41,246    Holdings, Inc.         25,000     2,291                                  =========
------------------------------------------ Union Pacific Corp.       35,000     2,565
                                                                            --------- ABBREVIATIONS:
                          SHARES                                               14,373
                         -------                                            --------- ADR     American Depositary Receipt
PREFERRED STOCK--0.0%                      INFORMATION TECHNOLOGY--9.8%               FHLMC   Federal Home Loan Mortgage Corporation
                                           Cisco Systems, Inc.(2)    86,000     2,239         ("Freddie Mac")
FINANCIALS--0.0%                           Corning, Inc.            129,000     2,607 FNMA    Federal National Mortgage Association
GMAC, Inc. Series G                        Hewlett-Packard Co.       46,000     2,445         ("Fannie Mae")
   Pfd                                     International Business                     GNMA    Government National Mortgage
   7.00% 144A(4)              68        52    Machines Corp.         19,000     2,437         Association ("Ginnie Mae")
------------------------------------------ Microsoft Corp.           82,000     2,400 REMIC   Real Estate Mortgage Investment
TOTAL PREFERRED STOCK                      Nokia Oyj Sponsored                                Conduit
(IDENTIFIED COST $21)                   52    ADR                   167,000     2,595
------------------------------------------ QUALCOMM, Inc.            61,000     2,561 COUNTRY WEIGHTINGS as of 3/31/10+
COMMON STOCKS--53.8%                       Research In Motion                         ---------------------------------------------
                                              Ltd.(2)                31,000     2,293 United States
CONSUMER DISCRETIONARY--1.2%                                                ---------    (includes short-term investments)     86%
McDonald's Corp.          35,000     2,335                                     19,577 Canada                                    3
                                 ---------                                  --------- Bermuda                                   2
CONSUMER STAPLES--7.1%                     MATERIALS--4.8%                            United Kingdom                            2
Altria Group, Inc.       109,000     2,237 Alcoa, Inc.              173,000     2,463 Brazil                                    1
Bunge Ltd.                38,000     2,342 Freeport-McMoRan                           Finland                                   1
Clorox Co. (The)          38,000     2,437    Copper & Gold, Inc.    30,000     2,506 Switzerland                               1
Costco Wholesale Corp.    39,000     2,329 Nucor Corp.               49,000     2,224 Other                                     4
PepsiCo, Inc.             37,000     2,448 Potash Corp. of                            ---------------------------------------------
Philip Morris                                 Saskatchewan, Inc.     20,000     2,387 Total                                   100%
   International, Inc.    45,000     2,347                                  --------- ---------------------------------------------
                                 ---------                                      9,580 + % of total investments as of March 31, 2010
                                    14,140                                  ---------
                                 --------- TELECOMMUNICATION SERVICES--2.4%
ENERGY--10.7%                              AT&T, Inc.                92,000     2,377
Chesapeake Energy                          Verizon
   Corp.                  92,000     2,175    Communications,
Chevron Corp.             32,000     2,426    Inc.                   79,000     2,451
ConocoPhillips            46,000     2,354                                  ---------
Halliburton Co.           77,000     2,320                                      4,828
Massey Energy Co.         51,000     2,667                                  ---------
Occidental Petroleum                       UTILITIES--1.2%
   Corp                   29,000     2,452 Exelon Corp.              53,000     2,322
Petroleo Brasileiro SA                     ------------------------------------------
   ADR                    52,000     2,313 TOTAL COMMON STOCKS
Valero Energy Corp.      111,000     2,187 (IDENTIFIED COST $81,643)          107,240
Williams Cos., Inc.                        ------------------------------------------
   (The)                 103,000     2,379 EXCHANGE TRADED FUNDS--1.2%
                                 --------- PowerShares Deutsche
                                    21,273    Bank Agriculture
                                 ---------    Fund(2)                96,000     2,327
FINANCIALS--2.4%                           ------------------------------------------
Goldman Sachs Group,                       TOTAL EXCHANGE TRADED FUNDS
   Inc. (The)             14,000     2,389 (IDENTIFIED COST $2,378)             2,327
Hudson City Bancorp,                       ------------------------------------------
   Inc.                  173,000     2,450 TOTAL LONG-TERM INVESTMENTS--98.3%
                                 --------- (IDENTIFIED COST $167,609)         195,998
                                     4,839 ------------------------------------------
                                 ---------

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 37

                                                   VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           MARCH 31, 2010

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                                                         Level 2 -      Level 3 -
                                                                        Significant    Significant
                                       Total Value at     Level 1 -      Observable   Unobservable
                                       March 31, 2010   Quoted Prices      Inputs        Inputs
                                       --------------   -------------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities             $ 13,586         $     --       $13,586          $--
   Mortgage-Backed Securities               31,398               --        31,398           --
   Asset-Backed Securities                     149               --           149           --
   Corporate Debt                           41,246               --        41,246           --
Equity Securities:
   Preferred Stocks                             52               52            --           --
   Common Stocks                           107,240          107,240            --           --
   Exchange-Traded Funds                     2,327            2,327            --           --
   Short-Term Investments                    3,165            3,165            --           --
                                          --------         --------       -------          ---
Total Investments                         $199,163         $112,784       $86,379          $--
                                          ========         ========       =======          ===

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          Corporate
                                                             Debt
                                                          ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF MARCH 31, 2009 ..........................     $ 818
Accrued discounts/premiums ............................        --
Realized gain (loss)(1) ...............................        --
Change in unrealized appreciation (depreciation)(1) ...        90
Net purchases (sales) .................................      (162)
Transfers in and/or out of Level 3(2) .................      (746)
                                                            -----
BALANCE AS OF MARCH 31, 2010 ..........................     $  --
                                                            =====

(1)  Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2)  "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

              Footnote explanations are located under the Key Investment Terms and Footnote Legend starting on page 2.

                                                  See Notes to Financial Statements


                                                                 38

                         THIS PAGE INTENTIONALLY BLANK.

                                                         VIRTUS EQUITY TRUST
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                           MARCH 31, 2010

(Reported in thousands except shares and per share amounts)

                                                                ----------   --------    -----------  ----------     ----------
                                                                 GROWTH &     MID-CAP      MID-CAP      QUALITY        QUALITY
                                                                  INCOME       CORE        GROWTH      LARGE-CAP      SMALL-CAP
                                                                   FUND        FUND         FUND      VALUE FUND        FUND
                                                                ----------   --------    -----------  ----------     ----------
ASSETS
Investment in securities at value(1) ........................   $  141,296   $   648     $   89,039   $   47,900     $   97,069
Receivables
   Fund shares sold .........................................           11        --              4           --(2)         866
   Receivable from adviser ..................................           --         6             --           --             --
   Dividends and interest receivable ........................          169         1             86           96            179
Prepaid expenses ............................................           21         1             20           11             11
                                                                ----------   -------     ----------   ----------     ----------
      Total assets ..........................................      141,497       656         89,149       48,007         98,125
                                                                ----------   -------     ----------   ----------     ----------
LIABILITIES
Payables
   Fund shares repurchased ..................................          161        --             53           38            112
   Investment securities purchased ..........................           --        --             --           --             25
   Investment advisory fee ..................................           65        --             51           24             64
   Distribution and service fees ............................           50        --(2)          23           12             11
   Administration fee .......................................           10        --(2)           6            3              7
   Transfer agent fees and expenses .........................           59        --(2)          31           17             35
   Trustees' fee and expenses ...............................            2        --(2)           1            1              1
   Professional fee .........................................           25        25             25           25             25
   Other accrued expenses ...................................           25        --(2)          14            7             13
                                                                ----------   -------     ----------   ----------     ----------
      Total liabilities .....................................          397        25            204          127            293
                                                                ----------   -------     ----------   ----------     ----------
NET ASSETS ..................................................   $  141,100   $   631     $   88,945   $   47,880     $   97,832
                                                                ==========   =======     ==========   ==========     ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest .........   $  159,935   $   527     $  110,581   $   76,063     $   99,476
   Accumulated undistributed net investment income (loss) ...          363         1             --          317            380
   Accumulated undistributed net realized gain (loss) .......      (55,695)        5        (38,973)     (33,887)       (18,428)
   Net unrealized appreciation (depreciation) on
      investments ...........................................       36,497        98         17,337        5,387         16,404
                                                                ----------   -------     ----------   ----------     ----------
NET ASSETS ..................................................   $  141,100   $   631     $   88,945   $   47,880     $   97,832
                                                                ==========   =======     ==========   ==========     ==========

CLASS A
Net asset value (net assets/shares outstanding) per share ...   $    14.87   $ 12.57     $    14.03   $     9.18     $     9.98
Maximum offering price per share NAV/(1-5.75%) ..............   $    15.78   $ 13.34     $    14.89   $     9.74     $    10.59
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................    6,480,122    27,483      5,670,732    4,751,862      3,767,221
Net Assets ..................................................   $   96,335   $   345     $   79,547   $   43,612     $   37,605

CLASS B
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    14.24   $    --     $    12.22   $       --     $       --
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................      402,487        --        269,280           --             --
Net Assets ..................................................   $    5,733   $    --     $    3,291   $       --     $       --

CLASS C
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    14.23   $ 12.49     $    12.22   $     9.05     $     9.97
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................    2,091,447    10,087        390,636      433,553        341,628
Net Assets ..................................................   $   29,762   $   126     $    4,775   $    3,925     $    3,407

CLASS I
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    14.85   $ 12.59     $    14.12   $     9.18     $     9.99
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................      624,101    12,700         94,346       37,372      5,689,491
Net Assets ..................................................   $    9,270   $   160     $    1,332   $      343     $   56,820

(1)  Investment in securities at cost .......................   $  104,799   $   550     $   71,702   $   42,513     $   80,665
(2)  Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 40

                                                         VIRTUS EQUITY TRUST
                                          STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                                           MARCH 31, 2010

(Reported in thousands except shares and per share amounts)

                                                                ----------   ----------   -----------   -----------   -----------
                                                                 SMALL-CAP    SMALL-CAP    SMALL-CAP     STRATEGIC      TACTICAL
                                                                   CORE        GROWTH     SUSTAINABLE      GROWTH      ALLOCATION
                                                                   FUND         FUND      GROWTH FUND       FUND          FUND
                                                                ----------   ----------   -----------   -----------   -----------
ASSETS
Investment in securities at value(1) ........................   $   53,742   $   61,512   $  5,668      $   440,149   $   199,163
Receivables
   Investment securities sold ...............................           --           --         --               --           136
   Fund shares sold .........................................          179            1         --(2)             2            26
   Dividends and interest receivable ........................           17            5          2              352           966
   Tax reclaims .............................................           --           --         --                9            --
Prepaid expenses ............................................           16           13          8               27            19
                                                                ----------   ----------   --------      -----------   -----------
      Total assets ..........................................       53,954       61,531      5,678          440,539       200,310
                                                                ----------   ----------   --------      -----------   -----------
LIABILITIES
Payables
   Fund shares repurchased ..................................          115           63         11              448           458
   Investment securities purchased ..........................           --           --          1               --           131
   Investment advisory fee ..................................           38           35          1              259           119
   Distribution and service fees ............................            9           19          1              102            45
   Administration fee .......................................            3            4         --(2)            33            14
   Transfer agent fees and expenses .........................           13           39          2              154            42
   Trustees' fee and expenses ...............................            1            1         --(2)             5             3
   Professional fee .........................................           20           21         24               35            27
   Other accrued expenses ...................................            7           14          1              102            54
                                                                ----------   ----------   --------      -----------   -----------
      Total liabilities .....................................          206          196         41            1,138           893
                                                                ----------   ----------   --------      -----------   -----------
NET ASSETS ..................................................   $   53,748   $   61,335   $  5,637      $   439,401   $   199,417
                                                                ==========   ==========   ========      ===========   ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest .........   $   48,442   $   75,736   $  9,409      $   477,433   $   199,042
   Accumulated undistributed net investment income (loss) ...           --           --         --               --            57
   Accumulated undistributed net realized gain (loss) .......       (7,484)     (26,901)    (5,068)        (123,546)      (28,071)
   Net unrealized appreciation (depreciation) on
      investments ...........................................       12,790       12,500      1,296           85,514        28,389
                                                                ----------   ----------   --------      -----------   -----------
NET ASSETS ..................................................   $   53,748   $   61,335   $  5,637      $   439,401   $   199,417
                                                                ==========   ==========   ========      ===========   ===========

CLASS A
Net asset value (net assets/shares outstanding) per share ...   $    14.81   $    27.07   $   9.51      $      8.48   $      8.18
Maximum offering price per share NAV/(1-5.75%) ..............   $    15.71   $    28.72   $  10.09      $      9.00   $      8.68
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................    1,024,422    1,900,181    124,068       49,570,154    23,947,785
Net Assets ..................................................   $   15,167   $   51,433   $  1,180      $   420,181   $   195,988

CLASS B
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    13.78   $    24.42   $     --      $      7.46   $      8.26
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................       56,745      158,305         --        1,081,577       237,344
Net Assets ..................................................   $      782   $    3,866   $     --      $     8,067   $     1,961

CLASS C
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    13.79   $    24.41   $   9.24      $      7.46   $      8.33
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................      434,312      247,306     38,819          984,986       176,205
Net Assets ..................................................   $    5,989   $    6,036   $    359      $     7,351   $     1,468

CLASS I
Net asset value (net assets/shares outstanding) and offering
   price per share ..........................................   $    15.17   $       --   $   9.52      $      8.56   $        --
Shares of beneficial interest outstanding, no par value,
   unlimited authorization ..................................    2,097,242           --    430,678          444,270            --
Net Assets ..................................................   $   31,810   $       --   $  4,098      $     3,802   $        --

(1) Investment in securities at cost ........................   $   40,952   $   49,012   $  4,372      $   354,635   $   170,774
(2) Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 41

                                                         VIRTUS EQUITY TRUST
                                                      STATEMENTS OF OPERATIONS
                                                      YEAR ENDED MARCH 31, 2010

(Reported in thousands)

                                                                --------        -------      -------      ----------      ---------
                                                                GROWTH &        MID-CAP      MID-CAP        QUALITY        QUALITY
                                                                 INCOME          CORE         GROWTH      LARGE-CAP       SMALL-CAP
                                                                  FUND          FUND(2)        FUND       VALUE FUND        FUND
                                                                --------        -------      -------      ----------      ---------
INVESTMENT INCOME
   Dividends ................................................   $ 2,992         $  6         $   754       $ 1,260         $ 2,373
   Interest .................................................        10           --              --            --              --
   Foreign taxes withheld ...................................       (32)          --              (7)           (1)             --
                                                                -------         ----         -------       -------         -------
      Total investment income ...............................     2,970            6             747         1,259           2,373
                                                                -------         ----         -------       -------         -------
EXPENSES
   Investment advisory fees .................................     1,081            3             636           367             732
   Service fees, Class A ....................................       249           --(1)          177           113              78
   Distribution and service fees, Class B ...................        63           --              37            --              --
   Distribution and service fees, Class C ...................       284            1              41            35              26
   Administration fees ......................................       122           --(1)           67            41              69
   Transfer agent fee and expenses ..........................       372           --(1)          227           110             290
   Custodian fees ...........................................        12            1               8             9               6
   Printing fees and expenses ...............................        48            5              22            12              22
   Professional fees ........................................        33           32              31            31              31
   Registration fees ........................................        46           33              52            38              39
   Trustees' fee and expenses ...............................        66           --(1)            7             5               7
   Miscellaneous expenses ...................................        27            3              14            11              13
                                                                -------         ----         -------       -------         -------
      Total expenses ........................................     2,403           78           1,319           772           1,313
   Less expenses reimbursed by investment adviser ...........      (531)(3)      (73)           (110)          (85)           (152)
                                                                -------         ----         -------       -------         -------
      Net expenses ..........................................     1,872            5           1,209           687           1,161
                                                                -------         ----         -------       -------         -------
   NET INVESTMENT INCOME (LOSS) .............................     1,098            1            (462)          572           1,212
                                                                -------         ----         -------       -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..................    20,068            9          (3,876)        7,096          (3,838)
   Net change in unrealized appreciation (depreciation) on
      investments ...........................................    35,408           98          39,199        11,369          38,907
                                                                -------         ----         -------       -------         -------
NET GAIN (LOSS) ON INVESTMENTS ..............................    55,476          107          35,323        18,465          35,069
                                                                -------         ----         -------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...............................................   $56,574         $108         $34,861       $19,037         $36,281
                                                                =======         ====         =======       =======         =======

(1)  Amount is less than $500 (not reported in thousands).

(2)  From inception, June 22, 2009.

(3)  See Note 3 in the Notes to Financial Statements.

                                                  See Notes to Financial Statements


                                                                 42


                                                         VIRTUS EQUITY TRUST
                                                STATEMENTS OF OPERATIONS (CONTINUED)
                                                      YEAR ENDED MARCH 31, 2010

(Reported in thousands)

                                                                ---------     ---------     -----------     ---------     ----------
                                                                SMALL-CAP     SMALL-CAP      SMALL-CAP      STRATEGIC      TACTICAL
                                                                   CORE         GROWTH      SUSTAINABLE       GROWTH      ALLOCATION
                                                                   FUND          FUND       GROWTH FUND        FUND          FUND
                                                                ---------     ---------     -----------     ---------     ----------
INVESTMENT INCOME
   Dividends ................................................    $   570       $   145        $   68         $ 2,103       $ 2,015
   Interest .................................................         --            --            --              87         4,580
   Foreign taxes withheld ...................................         --            --            --              (2)          (21)
                                                                 -------       -------        ------         -------       -------
      Total investment income ...............................        570           145            68           2,188         6,574
                                                                 -------       -------        ------         -------       -------
EXPENSES
   Investment advisory fees .................................        371           566            67           1,337         1,346
   Service fees, Class A ....................................         33           119             5             443           472
   Distribution and service fees, Class B ...................          8            41            --              47            22
   Distribution and service fees, Class C ...................         45            56             3              56            12
   Administration fees ......................................         37            48             6             164           163
   Transfer agent fee and expenses ..........................         77           270            13             568           309
   Custodian fees ...........................................          3             5             3              15            26
   Printing fees and expenses ...............................         12            16             2              89           104
   Professional fees ........................................         24            26            29              40            43
   Registration fees ........................................         62            33            32              46            39
   Trustees' fee and expenses ...............................          4             5             1              16            17
   Miscellaneous expenses ...................................          8            11             3              28            32
                                                                 -------       -------        ------         -------       -------
      Total expenses ........................................        684         1,196           164           2,849         2,585
Less expenses reimbursed by investment adviser ..............         --          (165)          (51)             --            --
                                                                 -------       -------        ------         -------       -------
      Net expenses ..........................................        684         1,031           113           2,849         2,585
                                                                 -------       -------        ------         -------       -------
   NET INVESTMENT INCOME (LOSS) .............................       (114)         (886)          (45)           (661)        3,989
                                                                 -------       -------        ------         -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..................      1,134         4,894           130          26,640         6,087
   Net realized gain (loss) on foreign currency
      transactions ..........................................         --            --            --              --             1
   Net change in unrealized appreciation (depreciation) on
      investments ...........................................     17,590        21,877         3,535          52,022        42,225
   Net change in unrealized appreciation (depreciation) on
      foreign currency translation ..........................         --            --            --              --            --
                                                                 -------       -------        ------         -------       -------
NET GAIN (LOSS) ON INVESTMENTS ..............................     18,724        26,771         3,665          78,662        48,313
                                                                 -------       -------        ------         -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...............................................    $18,610       $25,885        $3,620         $78,001       $52,302
                                                                 =======       =======        ======         =======       =======

                                                  See Notes to Financial Statements


                                                                 43

                                                          VIRTUS EQUITY TRUST
                                                  STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                -------------------------------   -----------------
                                                                                      GROWTH & INCOME FUND        MID-CAP CORE FUND
                                                                                -------------------------------   -----------------
                                                                                                                   FROM INCEPTION,
                                                                                  YEAR ENDED       YEAR ENDED     JUNE 22, 2009 TO
                                                                                MARCH 31, 2010   MARCH 31, 2009     MARCH 31, 2010
                                                                                --------------   --------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ................................................      $  1,098       $   1,973            $  1
Net realized gain (loss) ....................................................        20,068         (47,791)              9
Net change in unrealized appreciation (depreciation) ........................        35,408         (38,963)             98
                                                                                   --------       ---------            ----
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................        56,574         (84,781)            108
                                                                                   --------       ---------            ----

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ...........................................        (1,404)         (1,487)             --
   Net investment income, Class B ...........................................           (48)             --              --
   Net investment income, Class C ...........................................          (210)            (11)             --
   Net investment income, Class I ...........................................          (179)           (256)             --
   Net realized short-term gains, Class A ...................................            --              --              (2)
   Net realized short-term gains, Class C ...................................            --              --              (1)
   Net realized short-term gains, Class I ...................................            --              --              (1)
   Net realized long-term gains, Class A ....................................            --              --              --(1)
   Net realized long-term gains, Class C ....................................            --              --              --(1)
   Net realized long-term gains, Class I ....................................            --              --              --(1)
                                                                                   --------       ---------            ----
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................        (1,841)         (1,754)             (4)
                                                                                   --------       ---------            ----

FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A ....................       (28,903)        (20,764)            295
   Change in net assets from share transactions, Class B ....................        (2,880)         (5,673)             --
   Change in net assets from share transactions, Class C ....................        (4,100)         (6,538)            101
   Change in net assets from share transactions, Class I ....................        (4,658)         (5,827)            131
                                                                                   --------       ---------            ----
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................       (40,541)        (38,802)            527
                                                                                   --------       ---------            ----
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) .................................................            --              --              --
                                                                                   --------       ---------            ----
NET INCREASE (DECREASE) IN NET ASSETS .......................................        14,192        (125,337)            631

NET ASSETS
Beginning of period .........................................................       126,908         252,245              --
                                                                                   --------       ---------            ----
END OF PERIOD ...............................................................      $141,100       $ 126,908            $631
                                                                                   ========       =========            ====
Accumulated undistributed net investment income (loss) at end of period .....      $    363       $   1,126            $  1

(1)  Amount is less than $500 (not reported in thousands).

(2)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 44

-------------------------------------         -------------------------------------         -------------------------------------
         MID-CAP GROWTH FUND                       QUALITY LARGE-CAP VALUE FUND                     QUALITY SMALL-CAP FUND
-------------------------------------         -------------------------------------         -------------------------------------

  YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED
MARCH 31, 2010         MARCH 31, 2009         MARCH 31, 2010         MARCH 31, 2009         MARCH 31, 2010         MARCH 31, 2009
--------------         --------------         --------------         --------------         --------------         --------------


   $   (462)             $    (436)              $    572               $    789               $  1,212              $  1,261
     (3,876)               (31,213)                 7,096                (33,560)                (3,838)              (14,590)
     39,199                (11,982)                11,369                     37                 38,907               (13,410)
   --------              ---------               --------               --------               --------              --------
     34,861                (43,631)                19,037                (32,734)                36,281               (26,739)
   --------              ---------               --------               --------               --------              --------


         --                     --                   (669)                  (390)                  (403)                 (195)
         --                     --                     --                     --                     --                    --
         --                     --                    (24)                    (4)                   (15)                  (16)
         --                     --                     (2)                    (1)                  (721)               (1,035)
         --                     --                     --                     --                     --                    --(1)
         --                     --                     --                     --                     --                    --(1)
         --                     --                     --                     --                     --                    (1)
         --                     --                     --                     --                     --                    --(1)
         --                     --                     --                     --                     --                    --(1)
         --                     --                     --                     --                     --                   (2)
   --------              ---------               --------               --------               --------              --------
         --                     --                   (695)                  (395)                (1,139)               (1,249)
   --------              ---------               --------               --------               --------              --------


     (5,693)                (8,349)               (17,729)               (15,485)                   540                16,434
     (2,252)                (3,449)                    --                     --                     --                    --
        597                 (1,274)                  (312)                (3,575)                   906                   175
        105                   (112)                   241                    101                  2,957                 8,419
   --------              ---------               --------               --------               --------              --------
     (7,243)               (13,184)               (17,800)               (18,959)                 4,403                25,028
   --------              ---------               --------               --------               --------              --------

         25                     --                     --                     --                     --                    --
   --------              ---------               --------               --------               --------              --------
     27,643                (56,815)                   542                (52,088)                39,545                (2,960)


     61,302                118,117                 47,338                 99,426                 58,287                61,247
   --------              ---------               --------               --------               --------              --------
   $ 88,945              $  61,302               $ 47,880               $ 47,338               $ 97,832              $ 58,287
   ========              =========               ========               ========               ========              ========
   $     --              $      --               $    317               $    367               $    380              $    307

                                                  See Notes to Financial Statements


                                                                 45

                                                         VIRTUS EQUITY TRUST
                                           STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                   -------------------------------   -------------------------------
                                                                         SMALL-CAP CORE FUND              SMALL-CAP GROWTH FUND
                                                                   -------------------------------   -------------------------------
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                   MARCH 31, 2010   MARCH 31, 2009   MARCH 31, 2010   MARCH 31, 2009
                                                                   --------------   --------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...................................       $  (114)       $      9          $   (886)        $ (1,253)
Net realized gain (loss) .......................................         1,134          (8,618)            4,894          (22,925)
Net change in unrealized appreciation (depreciation) ...........        17,590          (6,704)           21,877          (18,152)
                                                                       -------        --------          --------         --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....        18,610         (15,313)           25,885          (42,330)
                                                                       -------        --------          --------         --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ..............................            --              (3)               --               --
   Net investment income, Class B ..............................            --              --(1)             --               --
   Net investment income, Class C ..............................            --              (1)               --               --
   Net investment income, Class I ..............................            --              (4)               --               --
   Net realized long-term gains, Class A .......................            --          (1,906)               --               --
   Net realized long-term gains, Class B .......................            --            (151)               --               --
   Net realized long-term gains, Class C .......................            --            (654)               --               --
   Net realized long-term gains, Class I .......................            --          (3,052)               --               --
                                                                       -------        --------          --------         --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......            --          (5,771)               --               --
                                                                       -------        --------          --------         --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A .......          (935)         (3,203)           (9,546)          (8,702)
   Change in net assets from share transactions, Class B .......          (310)           (416)           (2,194)          (5,033)
   Change in net assets from share transactions, Class C .......         1,110          (1,475)           (1,000)          (2,607)
   Change in net assets from share transactions, Class I .......         3,300          (2,905)               --               --
                                                                       -------        --------          --------         --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......         3,165          (7,999)          (12,740)         (16,342)
                                                                       -------        --------          --------         --------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) ....................................             5              --               113               --
                                                                       -------        --------          --------         --------
NET INCREASE (DECREASE) IN NET ASSETS ..........................        21,780         (29,083)           13,258          (58,672)

NET ASSETS
Beginning of period ............................................        31,968          61,051            48,077          106,749
                                                                       -------        --------          --------         --------
END OF PERIOD ..................................................       $53,748        $ 31,968          $ 61,335         $ 48,077
                                                                       =======        ========          ========         ========
Accumulated undistributed net investment income (loss)
   at end of period ............................................       $    --        $     --          $     --         $     --

(1)  Amount is less than $500 (not reported in thousands).

(2)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 46

-------------------------------------         -------------------------------------         -------------------------------------
  SMALL-CAP SUSTAINABLE GROWTH FUND                   STRATEGIC GROWTH FUND                        TACTICAL ALLOCATION FUND
-------------------------------------         -------------------------------------         -------------------------------------
  YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED
MARCH 31, 2010         MARCH 31, 2009         MARCH 31, 2010         MARCH 31, 2009         MARCH 31, 2010         MARCH 31, 2009
--------------         --------------         --------------         --------------         --------------         --------------


   $   (45)               $   (100)             $    (661)             $    (536)             $   3,989              $   6,738
       130                  (4,886)                26,640                (31,280)                 6,088                (31,810)
     3,535                  (1,033)                52,022                (23,340)                42,225                (30,053)
   -------                --------              ---------              ---------              ---------              ---------
     3,620                  (6,019)                78,001                (55,156)                52,302                (55,125)
   -------                --------              ---------              ---------              ---------              ---------

        --                      --                     --                     --                 (4,428)                (6,951)
        --                      --                     --                     --                    (36)                   (82)
        --                      --                     --                     --                    (18)                   (25)
   -------                --------              ---------              ---------              ---------              ---------
        --                      --                     --                     --                     --                 (1,597)
        --                      --                     --                     --                     --                    (28)
        --                      --                     --                     --                     --                     (7)
        --                      --                     --                     --                     --                     --
   -------                --------              ---------              ---------              ---------              ---------
        --                      --                     --                     --                 (4,482)                (8,690)
   -------                --------              ---------              ---------              ---------              ---------

    (2,058)                 (4,089)               276,167                (12,402)               (14,568)               (24,315)
        --                      --                  3,893                 (1,860)                  (842)                (1,659)
        87                      79                  3,726                   (625)                   401                   (770)
    (4,372)                  3,756                   (654)                  (364)                    --                     --
   -------                --------              ---------              ---------              ---------              ---------
    (6,343)                   (254)               283,132                (15,251)               (15,009)               (26,744)
   -------                --------              ---------              ---------              ---------              ---------

        --                      --                     --                     --                      3                     --
   -------                --------              ---------              ---------              ---------              ---------
    (2,723)                 (6,273)               361,133                (70,407)                32,814                (90,559)


     8,360                  14,633                 78,268                148,675                166,603                257,162
   -------                --------              ---------              ---------              ---------              ---------
   $ 5,637                $  8,360              $ 439,401              $  78,268              $ 199,417              $ 166,603
   -------                --------              ---------              ---------              ---------              ---------

   $    --                $     --              $      --              $      --              $      57              $     486

                                                  See Notes to Financial Statements


                                                                 47

                                                         VIRTUS EQUITY TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  NET
                                 ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                 VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                               BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                               OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
4/1/09 to 3/31/10                $10.15      0.12           4.78          4.90       (0.18)             --          (0.18)
4/1/08 to 3/31/09                 16.47      0.17          (6.33)        (6.16)      (0.16)             --          (0.16)
9/1/07 to 3/31/08                 18.08      0.08          (1.65)        (1.57)      (0.04)             --          (0.04)
9/1/06 to 8/31/07                 15.96      0.10           2.20          2.30       (0.18)             --          (0.18)
9/1/05 to 8/31/06                 14.74      0.13           1.19          1.32       (0.10)             --          (0.10)
9/1/04 to 8/31/05                 13.15      0.12           1.57          1.69       (0.10)             --          (0.10)
CLASS B
4/1/09 to 3/31/10                $ 9.73      0.02           4.58          4.60       (0.09)             --          (0.09)
4/1/08 to 3/31/09                 15.71      0.05          (6.03)        (5.98)         --              --             --
9/1/07 to 3/31/08                 17.31        --(5)       (1.58)        (1.58)      (0.02)             --          (0.02)
9/1/06 to 8/31/07                 15.26     (0.02)          2.10          2.08       (0.03)             --          (0.03)
9/1/05 to 8/31/06                 14.13      0.01           1.14          1.15       (0.02)             --          (0.02)
9/1/04 to 8/31/05                 12.61      0.01           1.51          1.52          --              --             --
CLASS C
4/1/09 to 3/31/10                $ 9.72      0.02           4.58          4.60       (0.09)             --          (0.09)
4/1/08 to 3/31/09                 15.72      0.06          (6.06)        (6.00)         --(5)           --             --
9/1/07 to 3/31/08                 17.31        --(5)       (1.57)        (1.57)      (0.02)             --          (0.02)
9/1/06 to 8/31/07                 15.26     (0.03)          2.11          2.08       (0.03)             --          (0.03)
9/1/05 to 8/31/06                 14.13      0.01           1.14          1.15       (0.02)             --          (0.02)
9/1/04 to 8/31/05                 12.62      0.01           1.50          1.51          --              --             --
CLASS I
4/1/09 to 3/31/10                $10.14      0.15           4.77          4.92       (0.21)             --          (0.21)
4/1/08 to 3/31/09                 16.49      0.20          (6.33)        (6.13)      (0.22)             --          (0.22)
11/13/07(7) to 3/31/08            18.33      0.06          (1.90)        (1.84)         --              --             --
-----------------
MID-CAP CORE FUND
-----------------
CLASS A
6/22/09(7) to 3/31/10            $10.00      0.05           2.62          2.67          --           (0.10)         (0.10)
CLASS C
6/22/09(7) to 3/31/10            $10.00     (0.02)          2.61          2.59          --           (0.10)         (0.10)
CLASS I
6/22/09(7) to 3/31/10            $10.00      0.07           2.62          2.69          --           (0.10)         (0.10)
-------------------
MID-CAP GROWTH FUND
-------------------
CLASS A
4/1/09 to 3/31/10                $ 8.83     (0.06)          5.26          5.20          --             --              --
4/1/08 to 3/31/09                 14.78     (0.05)         (5.90)        (5.95)         --             --              --
11/1/07 to 3/31/08                17.98     (0.05)         (3.15)        (3.20)         --             --              --
11/1/06 to 10/31/07               16.33     (0.10)          1.75          1.65          --             --              --
11/1/05 to 10/31/06               15.42     (0.08)          0.99          0.91          --             --              --
11/1/04 to 10/31/05               13.40     (0.16)          2.18          2.02          --             --              --

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 48

                                                                      RATIO OF GROSS
                                                                        EXPENSES TO
                NET                       NET                             AVERAGE          RATIO OF NET
               ASSET                    ASSETS,      RATIO OF NET      NET ASSETS           INVESTMENT
  CHANGE IN   VALUE,                    END OF        EXPENSES TO     (BEFORE WAIVERS      INCOME (LOSS)   PORTFOLIO
  NET ASSET   END OF      TOTAL         PERIOD        AVERAGE NET           AND           TO AVERAGE NET   TURNOVER
    VALUE     PERIOD    RETURN(1)   (IN THOUSANDS)    ASSETS(11)    REIMBURSEMENTS)(11)       ASSETS         RATE
------------------------------------------------------------------------------------------------------------------------------------




     4.72     $14.87    48.67%         $ 96,335        1.13%(10)          1.34%               0.93%          34%
    (6.32)     10.15   (37.65)           87,198        1.42               1.60                1.19          112
    (1.61)     16.47    (8.69)(4)       166,600        1.37(3)            1.51(3)             0.73(3)        53(4)
     2.12      18.08    14.43           188,479        1.28               1.42                0.60           37
     1.22      15.96     9.02           168,209        1.25               1.39                0.86           33
     1.59      14.74    12.85           178,557        1.25               1.40                0.84           41

     4.51     $14.24    47.49%         $  5,733        1.89%(10)          2.10%               0.17%          34%
    (5.98)      9.73   (38.06)            6,177        2.17               2.35                0.40          112
    (1.60)     15.71    (9.14)(4)        16,658        2.11(3)            2.24(3)            (0.03)(3)       53(4)
     2.05      17.31    13.64            24,731        2.03               2.17               (0.14)          37
     1.13      15.26     8.18            41,863        2.00               2.14                0.09           33
     1.52      14.13    12.05            58,869        2.00               2.15                0.10           41

     4.51     $14.23    47.60%         $ 29,762        1.89%(10)          2.11%               0.16%          34%
    (6.00)      9.72   (38.15)           23,470        2.17               2.35                0.43          112
    (1.59)     15.72    (9.08)(4)        46,292        2.12(3)            2.26(3)            (0.02)(3)       53(4)
     2.05      17.31    13.64            53,854        2.03               2.17               (0.15)          37
     1.13      15.26     8.18            57,345        2.00               2.14                0.10           33
     1.51      14.13    12.05            68,432        2.00               2.15                0.10           41

     4.71     $14.85    49.00%         $  9,270        0.91%(10)          1.13%               1.16%          34%
    (6.35)     10.14   (37.51)           10,063        1.17               1.35                1.40          112
    (1.84)     16.49   (10.04)(4)        22,695        1.19(3)            1.34(3)             0.88(3)        53(4)




     2.57     $12.57    26.79%(4)      $    345        1.35%(3)          20.83%(3)            0.53%(3)       16%(4)

     2.49     $12.49    25.99%(4)      $    126        2.10%(3)          23.95%(3)           (0.25)%(3)      16%(4)

     2.59     $12.59    26.99%(4)      $    160        1.10%(3)          22.33%(3)            0.77%(3)       16%(4)




     5.20     $14.03    58.89%         $ 79,547        1.45%              1.59%              (0.51)%        104%
    (5.95)      8.83   (40.26)           54,233        1.45               1.60               (0.38)          93
    (3.20)     14.78   (17.80)(4)       100,416        1.66(3)            1.76(3)            (0.68)(3)       27(4)
     1.65      17.98    10.10           130,028        1.55               1.55               (0.60)          77
     0.91      16.33     5.90           127,160        1.52               1.52               (0.50)         124
     2.02      15.42    15.07           142,651        1.53               1.53               (1.06)          46

                                                  See Notes to Financial Statements


                                                                 49

                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET
                                    ASSET        NET            NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                    VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                                  BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                  OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------
MID-CAP GROWTH FUND (CONTINUED)
-------------------------------
CLASS B
4/1/09 to 3/31/10                   $ 7.75     (0.13)           4.60         4.47          --              --              --
4/1/08 to 3/31/09                    13.09     (0.13)          (5.21)       (5.34)         --              --              --
11/1/07 to 3/31/08                   15.97     (0.08)          (2.80)       (2.88)         --              --              --
11/1/06 to 10/31/07                  14.61     (0.24)           1.60         1.36          --              --              --
11/1/05 to 10/31/06                  13.91     (0.18)           0.88         0.70          --              --              --
11/1/04 to 10/31/05                  12.18     (0.25)           1.98         1.73          --              --              --
CLASS C
4/1/09 to 3/31/10                   $ 7.75     (0.14)           4.61         4.47          --              --              --
4/1/08 to 3/31/09                    13.07     (0.13)          (5.19)       (5.32)         --              --              --
11/1/07 to 3/31/08                   15.96     (0.08)          (2.81)       (2.89)         --              --              --
11/1/06 to 10/31/07                  14.60     (0.41)           1.77         1.36          --              --              --
11/1/05 to 10/31/06                  13.89     (0.19)           0.90         0.71          --              --              --
11/1/04 to 10/31/05                  12.16     (0.25)           1.98         1.73          --              --              --
CLASS I
4/1/09 to 3/31/10                   $ 8.87     (0.03)           5.28         5.25          --              --              --
4/1/08 to 3/31/09                    14.80     (0.02)          (5.91)       (5.93)         --              --              --
11/1/07 to 3/31/08                   17.99     (0.03)          (3.16)       (3.19)         --              --              --
9/13/07(7) to 10/31/07               17.25     (0.09)           0.83         0.74          --              --              --
----------------------------
QUALITY LARGE-CAP VALUE FUND
----------------------------
CLASS A
4/1/09 to 3/31/10                   $ 6.32      0.10            2.87         2.97       (0.11)             --           (0.11)
4/1/08 to 3/31/09                    10.51      0.10           (4.24)       (4.14)      (0.05)             --           (0.05)
7/1/07 to 3/31/08                    13.67      0.04           (2.87)       (2.83)      (0.07)          (0.26)          (0.33)
7/1/06 to 6/30/07                    11.20      0.06            2.86         2.92       (0.05)          (0.40)          (0.45)
7/29/05(7) to 6/30/06                10.00      0.07            1.17         1.24       (0.04)             --           (0.04)
CLASS C
4/1/09 to 3/31/10                   $ 6.24      0.04            2.82         2.86       (0.05)             --           (0.05)
4/1/08 to 3/31/09                    10.40      0.03           (4.18)       (4.15)      (0.01)             --           (0.01)
7/1/07 to 3/31/08                    13.60     (0.03)          (2.85)       (2.88)      (0.06)          (0.26)          (0.32)
7/1/06 to 6/30/07                    11.18     (0.03)           2.85         2.82          --(5)        (0.40)          (0.40)
7/29/05(7) to 6/30/06                10.00        --(5)         1.19         1.19       (0.01)             --           (0.01)
CLASS I
4/1/09 to 3/31/10                   $ 6.32      0.14            2.85         2.99       (0.13)             --           (0.13)
6/6/08(7) to 3/31/09                 11.04      0.11           (4.76)       (4.65)      (0.07)             --           (0.07)
----------------------
QUALITY SMALL-CAP FUND
----------------------
CLASS A
4/1/09 to 3/31/10                   $ 6.29      0.12            3.68         3.80       (0.11)             --           (0.11)
4/1/08 to 3/31/09                     9.66      0.14           (3.37)       (3.23)      (0.14)             --(5)        (0.14)
9/1/07 to 3/31/08                    11.74      0.11           (2.08)       (1.97)      (0.08)          (0.03)          (0.11)
9/1/06 to 8/31/07                    10.05      0.25            1.51         1.76       (0.05)          (0.02)          (0.07)
6/28/06(7) to 8/31/06                10.00      0.03            0.02         0.05          --              --              --

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 50

                                                                       RATIO OF GROSS
                                                                         EXPENSES TO
                 NET                        NET                            AVERAGE          RATIO OF NET
                ASSET                     ASSETS,     RATIO OF NET       NET ASSETS          INVESTMENT
   CHANGE IN   VALUE,                    END OF        EXPENSES TO     (BEFORE WAIVERS     INCOME (LOSS)    PORTFOLIO
   NET ASSET   END OF      TOTAL         PERIOD        AVERAGE NET           AND           TO AVERAGE NET   TURNOVER
     VALUE     PERIOD    RETURN(1)   (IN THOUSANDS)    ASSETS(11)    REIMBURSEMENTS)(11)      ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------




      4.47     $12.22    57.68%          $ 3,291       2.20%               2.34%              (1.24)%         104%
     (5.34)      7.75   (40.79)            3,795       2.20                2.34               (1.17)           93
     (2.88)     13.09   (18.03)(4)        10,600       2.40(3)             2.50(3)            (1.42)(3)        27(4)
      1.36      15.97     9.31            15,407       2.29                2.29               (1.53)           77
      0.70      14.61     5.03            10,102       2.27                2.27               (1.24)          124
      1.73      13.91    14.20            12,776       2.28                2.28               (1.81)           46

      4.47     $12.22    57.68%          $ 4,775       2.20%               2.34%              (1.29)%         104%
     (5.32)      7.75   (40.70)            2,509       2.20                2.35               (1.16)           93
     (2.89)     13.07   (18.11)(4)         5,629       2.41(3)             2.51(3)            (1.43)(3)        27(4)
      1.36      15.96     9.32             6,853       2.20                2.20               (2.60)           77
      0.71      14.60     5.11               530       2.27                2.27               (1.29)          124
      1.73      13.89    14.23               418       2.28                2.28               (1.81)           46

      5.25     $14.12    59.19%          $ 1,332       1.20%               1.34%              (0.28)%         104%
     (5.93)      8.87   (40.07)              765       1.20                1.35               (0.13)           93
     (3.19)     14.80   (17.73)(4)         1,472       1.40(3)             1.50(3)            (0.41)(3)        27(4)
      0.74      17.99     4.29(4)          2,086       1.09(3)             1.09(3)            (3.85)(3)        77(4)




      2.86     $ 9.18    47.40%          $43,612       1.35%               1.52%               1.22%          165%
     (4.19)      6.32   (39.44)           44,283       1.35                1.46                1.16           140
     (3.16)     10.51   (21.06)(4)        90,476       1.52(3)             1.55(3)             0.45(3)        103(4)
      2.47      13.67    26.71            50,788       1.41                1.60                0.46           101
      1.20      11.20    12.41(4)          3,292       1.40(3)(6)          7.45(3)             0.72(3)        136(4)

      2.81     $ 9.05    46.15%          $ 3,925       2.10%               2.28%               0.48%          165%
     (4.16)      6.24   (39.93)            2,997       2.10                2.20                0.33           140
     (3.20)     10.40   (21.54)(4)         8,950       2.27(3)             2.31(3)            (0.33)(3)       103(4)
      2.42      13.60    25.77             1,128       2.16                2.58               (0.22)          101
      1.18      11.18    11.85(4)            183       2.15(3)(6)          8.19(3)            (0.05)(3)       136(4)

      2.86     $ 9.18    47.74%          $   343       1.10%               1.29%               1.67%          165%
     (4.72)      6.32   (42.22)(4)            58       1.10(3)             1.25(3)             1.68(3)        140(4)




      3.69     $ 9.98    60.78%          $37,605       1.55%               1.74%               1.37%           14%
     (3.37)      6.29   (33.77)           23,355       1.45(9)             1.84                1.81            15
     (2.08)      9.66   (16.92)(4)        12,422       1.47(3)             1.63(3)             1.68(3)          0(4)
      1.69      11.74    17.51             8,506       1.40                2.19                2.14            17
      0.05      10.05     0.50(4)            101       1.40(3)            26.39(3)             1.82(3)          7(4)

                                                  See Notes to Financial Statements


                                                                 51

                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                        NET
                                       ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                       VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                     BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                     OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------
QUALITY SMALL-CAP FUND (CONTINUED)
----------------------------------
CLASS C
4/1/09 to 3/31/10                      $ 6.28      0.05           3.69          3.74       (0.05)            --            (0.05)
4/1/08 to 3/31/09                        9.65      0.07          (3.37)        (3.30)      (0.07)            --(5)         (0.07)
9/1/07 to 3/31/08                       11.68      0.06          (2.06)        (2.00)         --          (0.03)           (0.03)
9/1/06 to 8/31/07                       10.04      0.10           1.57          1.67       (0.01)         (0.02)           (0.03)
6/28/06(7) to 8/31/06                   10.00      0.02           0.02          0.04          --             --               --

CLASS I
4/1/09 to 3/31/10                      $ 6.29      0.14           3.69          3.83       (0.13)            --            (0.13)
4/1/08 to 3/31/09                        9.67      0.16          (3.38)        (3.22)      (0.16)            --(5)         (0.16)
9/1/07 to 3/31/08                       11.76      0.13          (2.08)        (1.95)      (0.11)         (0.03)           (0.14)
9/1/06 to 8/31/07                       10.06      0.21           1.57          1.78       (0.06)         (0.02)           (0.08)
6/28/06(7) to 8/31/06                   10.00      0.07          (0.01)         0.06          --             --               --

-------------------
SMALL-CAP CORE FUND
-------------------
CLASS A
4/1/09 to 3/31/10                      $ 9.36     (0.04)          5.49          5.45          --             --               --
4/1/08 to 3/31/09                       14.76        --(5)       (3.89)        (3.89)         --(5)       (1.51)           (1.51)
1/01/08 to 3/31/08                      17.31     (0.02)         (2.53)        (2.55)         --             --               --
1/1/07 to 12/31/07                      19.46     (0.12)          0.10         (0.02)         --          (2.13)           (2.13)
1/1/06 to 12/31/06                      21.15     (0.12)          2.52          2.40          --          (4.09)           (4.09)
1/1/05 to 12/31/05                      20.59     (0.09)          0.65          0.56          --             --               --

CLASS B
4/1/09 to 3/31/10                      $ 8.77     (0.12)          5.13          5.01          --             --               --
4/1/08 to 3/31/09                       14.03     (0.09)         (3.66)        (3.75)         --(5)       (1.51)           (1.51)
1/1/08 to 3/31/08                       16.48     (0.05)         (2.40)        (2.45)         --             --               --
1/1/07 to 12/31/07                      18.76     (0.26)          0.11         (0.15)         --          (2.13)           (2.13)
1/1/06 to 12/31/06                      20.67     (0.28)          2.46          2.18          --          (4.09)           (4.09)
1/1/05 to 12/31/05                      20.27     (0.23)          0.63          0.40          --             --               --

CLASS C
4/1/09 to 3/31/10                      $ 8.78     (0.13)          5.14          5.01          --             --               --
4/1/08 to 3/31/09                       14.05     (0.09)         (3.67)        (3.76)         --(5)       (1.51)           (1.51)
1/1/08 to 3/31/08                       16.50     (0.05)         (2.40)        (2.45)         --             --               --
1/1/07 to 12/31/07                      18.79     (0.26)          0.10         (0.16)         --          (2.13)           (2.13)
1/1/06 to 12/31/06                      20.69     (0.28)          2.47          2.19          --          (4.09)           (4.09)
1/1/05 to 12/31/05                      20.30     (0.23)          0.62          0.39          --             --               --

CLASS I
4/1/09 to 3/31/10                      $ 9.56     (0.01)          5.62          5.61          --             --               --
4/1/08 to 3/31/09                       15.02      0.03          (3.98)        (3.95)         --(5)       (1.51)           (1.51)
1/1/08 to 3/31/08                       17.60     (0.01)         (2.57)        (2.58)         --             --               --
1/1/07 to 12/31/07                      19.70     (0.08)          0.11          0.03          --          (2.13)           (2.13)
1/1/06 to 12/31/06                      21.31     (0.07)          2.55          2.48          --          (4.09)           (4.09)
1/1/05 to 12/31/05                      20.70     (0.04)          0.65          0.61          --             --               --

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 52

                                                                              RATIO OF GROSS
                                                                               EXPENSES TO
                NET                          NET                                 AVERAGE            RATIO OF NET
               ASSET                       ASSETS,        RATIO OF NET          NET ASSETS           INVESTMENT
CHANGE IN     VALUE,                       END OF          EXPENSES TO       (BEFORE WAIVERS        INCOME (LOSS)     PORTFOLIO
NET ASSET     END OF       TOTAL           PERIOD          AVERAGE NET             AND             TO AVERAGE NET      TURNOVER
  VALUE       PERIOD     RETURN(1)     (IN THOUSANDS)      ASSETS(11)      REIMBURSEMENTS)(11)         ASSETS            RATE
---------     ------     ---------     --------------     ------------     -------------------     --------------     ---------



   3.69       $ 9.97      59.74%           $ 3,407           2.30%                2.48%                0.64%            14%
  (3.37)        6.28     (34.30)             1,436           2.19(8)              2.55                 0.89             15
  (2.03)        9.65     (17.25)(4)          2,108           2.22(3)              2.38(3)              0.92(3)           0(4)
   1.64        11.68      16.61              1,354           2.16                 3.45                 0.89             17
   0.04        10.04       0.40(4)             138           2.15(3)             25.96(3)              1.38(3)           7(4)


   3.70       $ 9.99      61.32%           $56,820           1.30%                1.48%                1.61%            14%
  (3.38)        6.29     (33.66)            33,496           1.19(8)              1.55                 1.95             15
  (2.09)        9.67     (16.75)(4)         46,717           1.25(3)              1.42(3)              2.07(3)           0(4)
   1.70        11.76      17.74             10,691           1.15                 2.54                 1.82             17
   0.06        10.06       0.60(4)           1,070           1.15(3)             21.32(3)              3.85(3)           7(4)




   5.45       $14.81      58.23%           $15,167           1.62%                1.62%               (0.32)%           23%
  (5.40)        9.36     (29.71)            10,339           1.59                 1.59                (0.01)            95
  (2.55)       14.76     (14.73)(4)         20,204           1.66(3)              1.66(3)             (0.60)(3)          8(4)
  (2.15)       17.31      (0.32)            25,534           1.45                 1.45                (0.63)            18
  (1.69)       19.46      11.70             33,383           1.47                 1.47                (0.55)            26
   0.56        21.15       2.72             38,170           1.42                 1.42                (0.45)            22


   5.01       $13.78      57.13%           $   782           2.37%                2.37%               (1.07)%           23%
  (5.26)        8.77     (30.30)               720           2.34                 2.34                (0.78)            95
  (2.45)       14.03     (14.87)(4)          1,623           2.41(3)              2.41(3)             (1.35)(3)          8(4)
  (2.28)       16.48      (1.04)             2,136           2.20                 2.20                (1.39)            18
  (1.91)       18.76      10.88              3,024           2.22                 2.22                (1.30)            26
   0.40        20.67       1.97              3,960           2.19                 2.19                (1.19)            22


   5.01       $13.79      57.06%           $ 5,989           2.37%                2.37%               (1.06)%           23%
  (5.27)        8.78     (30.33)             3,028           2.34                 2.34                (0.79)            95
  (2.45)       14.05     (14.85)(4)          6,569           2.41(3)              2.41(3)             (1.35)(3)          8(4)
  (2.29)       16.50      (1.09)             8,590           2.20                 2.20                (1.38)            18
  (1.90)       18.79      10.93             11,646           2.22                 2.22                (1.30)            26
   0.39        20.69       1.92             14,102           2.19                 2.19                (1.19)            22


   5.61       $15.17      58.68%           $31,810           1.37%                1.37%               (0.06)%           23%
  (5.46)        9.56     (29.59)            17,881           1.34                 1.34                 0.22             95
  (2.58)       15.02     (14.66)(4)         32,655           1.41(3)              1.41(3)             (0.36)(3)          8(4)
  (2.10)       17.60      (0.11)            42,525           1.20                 1.20                (0.38)            18
  (1.61)       19.70      12.05             64,361           1.22                 1.22                (0.30)            26
   0.61        21.31       2.95             78,290           1.17                 1.17                (0.18)            22

                                                  See Notes to Financial Statements


                                                                 53

                                                        VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                        NET
                                       ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                       VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                     BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                     OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
4/1/09 to 3/31/10                     $17.03      (0.32)       10.36         10.04            --           --            --
4/1/08 to 3/31/09                      30.28      (0.35)      (12.90)       (13.25)           --           --            --
1/1/08 to 3/31/08                      37.26      (0.12)       (6.86)        (6.98)           --           --            --
1/1/07 to 12/31/07                     34.30      (0.41)        3.37          2.96            --           --            --
1/1/06 to 12/31/06                     32.53      (0.39)        2.16          1.77            --           --            --
1/1/05 to 12/31/05                     29.65      (0.35)        3.23          2.88            --           --            --

CLASS B
4/1/09 to 3/31/10                     $15.48      (0.43)        9.37          8.94            --           --            --
4/1/08 to 3/31/09                      27.73      (0.51)      (11.74)       (12.25)           --           --            --
1/1/08 to 3/31/08                      34.19      (0.16)       (6.30)        (6.46)           --           --            --
1/1/07 to 12/31/07                     31.71      (0.64)        3.12          2.48            --           --            --
1/1/06 to 12/31/06                     30.30      (0.59)        2.00          1.41            --           --            --
1/1/05 to 12/31/05                     27.82      (0.54)        3.02          2.48            --           --            --

CLASS C
4/1/09 to 3/31/10                     $15.47      (0.44)        9.38          8.94            --           --            --
4/1/08 to 3/31/09                      27.72      (0.50)      (11.75)       (12.25)           --           --            --
1/1/08 to 3/31/08                      34.18      (0.16)       (6.30)        (6.46)           --           --            --
1/1/07 to 12/31/07                     31.70      (0.64)        3.12          2.48            --           --            --
1/1/06 to 12/31/06                     30.29      (0.59)        2.00          1.41            --           --            --
1/1/05 to 12/31/05                     27.81      (0.54)        3.02          2.48            --           --            --

---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS A
4/1/09 to 3/31/10                     $ 6.20      (0.06)        3.37          3.31            --           --            --
4/1/08 to 3/31/09                       9.15      (0.08)       (2.87)        (2.95)           --           --            --
9/1/07 to 3/31/08                      10.34      (0.07)       (1.12)        (1.19)           --           --            --
9/1/06 to 8/31/07                       9.79      (0.10)        0.65          0.55            --           --            --
6/28/06(7) to 8/31/06                  10.00      (0.01)       (0.20)        (0.21)           --           --            --

CLASS C
4/1/09 to 3/31/10                     $ 6.06      (0.11)        3.29          3.18            --           --            --
4/1/08 to 3/31/09                       9.03      (0.12)       (2.85)        (2.97)           --           --            --
9/1/07 to 3/31/08                      10.25      (0.11)       (1.11)        (1.22)           --           --            --
9/1/06 to 8/31/07                       9.77      (0.18)        0.66          0.48            --           --            --
6/28/06(7) to 8/31/06                  10.00      (0.03)       (0.20)        (0.23)           --           --            --

CLASS I
4/1/09 to 3/31/10                     $ 6.18      (0.04)        3.38          3.34            --           --            --
4/1/08 to 3/31/09                       9.19      (0.04)       (2.97)        (3.01)           --           --            --
9/1/07 to 3/31/08                      10.37      (0.05)       (1.13)        (1.18)           --           --            --
9/1/06 to 8/31/07                       9.79      (0.08)        0.66          0.58            --           --            --
6/28/06(7) to 8/31/06                  10.00      (0.01)       (0.20)        (0.21)           --           --            --

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 54

                                                                              RATIO OF GROSS
                                                                               EXPENSES TO
                NET                          NET                                 AVERAGE            RATIO OF NET
               ASSET                       ASSETS,        RATIO OF NET          NET ASSETS           INVESTMENT
CHANGE IN     VALUE,                       END OF          EXPENSES TO       (BEFORE WAIVERS        INCOME (LOSS)     PORTFOLIO
NET ASSET     END OF       TOTAL           PERIOD          AVERAGE NET             AND             TO AVERAGE NET      TURNOVER
  VALUE       PERIOD     RETURN(1)     (IN THOUSANDS)      ASSETS(11)      REIMBURSEMENTS)(11)         ASSETS            RATE
--------------------------------------------------------------------------------------------------------------------------------



  10.04       $27.07      58.95%          $ 51,433           1.67%               1.96%                (1.42)%           112%
 (13.25)       17.03     (43.76)            39,353           1.84(8)             1.93                 (1.42)            158
  (6.98)       30.28     (18.73)(4)         81,622           1.86(3)             1.86(3)              (1.44)(3)          14(4)
   2.96        37.26       8.63            104,135           1.67                1.72                 (1.12)             35
   1.77        34.30       5.41            120,953           1.60                1.68                 (1.16)             22
   2.88        32.53       9.75            168,527           1.58                1.69                 (1.18)             38


   8.94       $24.42      57.75%          $  3,866           2.42%               2.71%                (2.16)%           112%
 (12.25)       15.48     (44.18)             4,162           2.59(8)             2.66                 (2.17)            158
  (6.46)       27.73     (18.89)(4)         13,662           2.61(3)             2.61(3)              (2.20)(3)          14(4)
   2.48        34.19       7.82             19,320           2.42                2.47                 (1.87)             35
   1.41        31.71       4.62             27,138           2.35                2.44                 (1.91)             22
   2.48        30.30       8.95             41,105           2.34                2.44                 (1.93)             38


   8.94       $24.41      57.79%          $  6,036           2.42%               2.71%                (2.17)%           112%
 (12.25)       15.47     (44.19)             4,562           2.59(8)             2.67                 (2.17)            158
  (6.46)       27.72     (18.90)(4)         11,465           2.61(3)             2.61(3)              (2.19)(3)          14(4)
   2.48        34.18       7.82             15,352           2.42                2.47                 (1.87)             35
   1.41        31.70       4.66             18,426           2.36                2.43                 (1.91)             22
   2.48        30.29       8.92             23,653           2.34                2.44                 (1.93)             38




   3.31       $ 9.51      53.39%          $  1,180           1.65%               2.27%                (0.77)%            26%
  (2.95)        6.20     (32.24)             2,185           1.44(8)             1.97                 (0.87)             64
  (1.19)        9.15     (11.51)(4)          8,481           1.54(3)             1.84(3)              (1.12)(3)          12(4)
   0.55        10.34       5.62             10,222           1.40                2.16                 (0.96)             26
  (0.21)        9.79      (2.10)(4)            100           1.40(3)            28.32(3)              (0.87)(3)           4(4)


   3.18       $ 9.24      52.48%          $    359           2.40%               3.18%                (1.34)%            26%
  (2.97)        6.06     (32.89)               165           2.22(8)             2.72                 (1.57)             64
  (1.22)        9.03     (11.90)(4)            181           2.29(3)             2.60(3)              (1.86)(3)          12(4)
   0.48        10.25       4.81                174           2.15                4.31                 (1.78)             26
  (0.23)        9.77      (2.20)(4)             98           2.15(3)            29.09(3)              (1.61)(3)           4(4)


   3.34       $ 9.52      54.05%          $  4,098           1.40%               2.10%                (0.49)%            26%
  (3.01)        6.18     (32.75)             6,010           1.23(8)             1.72                 (0.55)             64
  (1.18)        9.19     (11.38)(4)          5,971           1.30(3)             1.60(3)              (0.88)(3)          12(4)
   0.58        10.37       5.92              6,231           1.16                2.94                 (0.77)             26
  (0.21)        9.79      (2.10)(4)            898           1.15(3)            23.99(3)              (0.61)(3)           4(4)

                                                  See Notes to Financial Statements


                                                                 55


                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------
STRATEGIC GROWTH FUND
------------------------
CLASS A
4/1/09 to 3/31/10            $ 5.78      (0.02)         2.72          2.70             --           --            --
4/1/08 to 3/31/09              9.50      (0.03)        (3.69)        (3.72)            --           --            --
5/1/07 to 3/31/08              9.99      (0.05)        (0.44)        (0.49)            --           --            --
5/1/06 to 4/30/07              9.78      (0.06)         0.27          0.21             --           --            --
5/1/05 to 4/30/06              8.59      (0.06)         1.25          1.19             --           --            --
5/1/04 to 4/30/05              8.64      (0.06)         0.01         (0.05)            --           --            --
CLASS B
4/1/09 to 3/31/10            $ 5.12      (0.07)         2.41          2.34             --           --            --
4/1/08 to 3/31/09              8.48      (0.08)        (3.28)        (3.36)            --           --            --
5/1/07 to 3/31/08              8.98      (0.11)        (0.39)        (0.50)            --           --            --
5/1/06 to 4/30/07              8.86      (0.12)         0.24          0.12             --           --            --
5/1/05 to 4/30/06              7.84      (0.12)         1.14          1.02             --           --            --
5/1/04 to 4/30/05              7.94      (0.11)         0.01         (0.10)            --           --            --
CLASS C
4/1/09 to 3/31/10            $ 5.12      (0.07)         2.41          2.34             --           --            --
4/1/08 to 3/31/09              8.49      (0.08)        (3.29)        (3.37)            --           --            --
5/1/07 to 3/31/08              8.99      (0.11)        (0.39)        (0.50)            --           --            --
5/1/06 to 4/30/07              8.87      (0.11)         0.23          0.12             --           --            --
5/1/05 to 4/30/06              7.85      (0.12)         1.14          1.02             --           --            --
5/1/04 to 4/30/05              7.95      (0.11)         0.01         (0.10)            --           --            --
CLASS I
4/1/09 to 3/31/10            $ 5.82      (0.01)         2.75          2.74             --           --            --
4/1/08 to 3/31/09              9.54      (0.01)        (3.71)        (3.72)            --           --            --
5/1/07 to 3/31/08             10.01      (0.03)        (0.44)        (0.47)            --           --            --
9/29/06(7) to 4/30/07          9.26      (0.01)         0.76          0.75             --           --            --
------------------------
TACTICAL ALLOCATION FUND
------------------------
CLASS A
4/1/09 to 3/31/10            $ 6.33       0.16          1.87          2.03          (0.18)          --         (0.18)
4/1/08 to 3/31/09              8.59       0.24         (2.18)        (1.94)         (0.26)       (0.06)        (0.32)
5/1/07 to 3/31/08              9.71       0.22         (0.48)        (0.26)         (0.23)       (0.63)        (0.86)
5/1/06 to 4/30/07              9.18       0.23          0.75          0.98          (0.24)       (0.21)        (0.45)
5/1/05 to 4/30/06              8.90       0.22          0.44          0.66          (0.24)       (0.14)        (0.38)
5/1/04 to 4/30/05              8.66       0.22          0.26          0.48          (0.24)          --         (0.24)
CLASS B
4/1/09 to 3/31/10            $ 6.39       0.10          1.89          1.99          (0.12)          --         (0.12)
4/1/08 to 3/31/09              8.65       0.18         (2.18)        (2.00)         (0.20)       (0.06)        (0.26)
5/1/07 to 3/31/08              9.77       0.15         (0.48)        (0.33)         (0.16)       (0.63)        (0.79)
5/1/06 to 4/30/07              9.23       0.16          0.76          0.92          (0.17)       (0.21)        (0.38)
5/1/05 to 4/30/06              8.95       0.15          0.44          0.59          (0.17)       (0.14)        (0.31)
5/1/04 to 4/30/05              8.71       0.15          0.26          0.41          (0.17)          --         (0.17)

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 56

                                                                    RATIO OF GROSS
                                                                     EXPENSES TO
              NET                      NET                             AVERAGE          RATIO OF NET
             ASSET                   ASSETS,      RATIO OF NET        NET ASSETS         INVESTMENT
CHANGE IN   VALUE,                   END OF        EXPENSES TO     (BEFORE WAIVERS      INCOME (LOSS)   PORTFOLIO
NET ASSET   END OF     TOTAL         PERIOD        AVERAGE NET           AND           TO AVERAGE NET    TURNOVER
  VALUE     PERIOD   RETURN(1)   (IN THOUSANDS)    ASSETS(11)    REIMBURSEMENTS)(11)       ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------




   2.70     $ 8.48     46.71%       $420,181          1.46%              1.46%             (0.31)%          52%
  (3.72)      5.78    (39.16)         71,082          1.53               1.53              (0.43)           91
  (0.49)      9.50     (4.90)(4)     133,119          1.44(3)            1.44(3)           (0.53)(3)        75(4)
   0.21       9.99      2.15         161,396          1.61               1.61              (0.61)           81
   1.19       9.78     13.85         106,693          1.62               1.62              (0.66)           63
  (0.05)      8.59     (0.58)        128,426          1.56               1.56              (0.67)          107

   2.34     $ 7.46     45.70%       $  8,067          2.21%              2.21%             (1.07)%          52%
  (3.36)      5.12    (39.62)          2,374          2.27               2.27              (1.18)           91
  (0.50)      8.48     (5.57)(4)       6,242          2.19(3)            2.19(3)           (1.27)(3)        75(4)
   0.12       8.98      1.35           9,932          2.36               2.36              (1.36)           81
   1.02       8.86     13.01           7,885          2.37               2.37              (1.41)           63
  (0.10)      7.84     (1.26)         11,006          2.32               2.32              (1.40)          107

   2.34     $ 7.46     45.70%       $  7,351          2.21%              2.21%             (1.08)%          52%
  (3.37)      5.12    (39.69)          1,685          2.28               2.28              (1.18)           91
  (0.50)      8.49     (5.56)(4)       3,625          2.19(3)            2.19(3)           (1.27)(3)        75(4)
   0.12       8.99      1.35           4,843          2.32               2.32              (1.30)           81
   1.02       8.87     12.99           1,490          2.37               2.37              (1.42)           63
  (0.10)      7.85     (1.26)          2,371          2.31               2.31              (1.42)          107

   2.74     $ 8.56     47.08%       $  3,802          1.22%              1.22%             (0.07)%          52%
  (3.72)      5.82    (38.99)          3,127          1.28               1.28              (0.18)           91
  (0.47)      9.54     (4.70)(4)       5,689          1.19(3)            1.19(3)           (0.27)(3)        75(4)
   0.75      10.01      8.10(4)        7,208          1.27(3)            1.27(3)           (0.24)(3)        81(4)




   1.85     $ 8.18     32.29%       $195,988          1.33%              1.33%              2.09%          139%
  (2.26)      6.33    (23.17)        163,586          1.33               1.33               3.19            86
  (1.12)      8.59     (3.08)(4)     250,502          1.32(3)            1.32(3)            2.52(3)         44(4)
   0.53       9.71     10.93         296,354          1.34               1.34               2.47            46
   0.28       9.18      7.33         318,318          1.28               1.28               2.38            72
   0.24       8.90      5.53         350,609          1.28               1.28               2.46            59

   1.87     $ 8.26     31.34%       $  1,961          2.08%              2.08%              1.35%          139%
  (2.26)      6.39    (23.59)          2,217          2.08               2.08               2.38            86
  (1.12)      8.65     (3.79)(4)       4,820          2.06(3)            2.06(3)            1.76(3)         44(4)
   0.54       9.77     10.04           7,059          2.08               2.08               1.73            46
   0.28       9.23      6.58          10,997          2.03               2.03               1.62            72
   0.24       8.95      4.69          16,145          2.03               2.03               1.71            59

                                                  See Notes to Financial Statements


                                                                 57

                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------
TACTICAL ALLOCATION FUND (CONTINUED)
------------------------------------
CLASS C
4/1/09 to 3/31/10                  $6.44        0.10          1.91          2.01        (0.12)           --            (0.12)
4/1/08 to 3/31/09                   8.73        0.18         (2.21)        (2.03)       (0.20)        (0.06)           (0.26)
5/1/07 to 3/31/08                   9.86        0.16         (0.50)        (0.34)       (0.16)        (0.63)           (0.79)
5/1/06 to 4/30/07                   9.31        0.16          0.77          0.93        (0.17)        (0.21)           (0.38)
5/1/05 to 4/30/06                   9.02        0.15          0.45          0.60        (0.17)        (0.14)           (0.31)
5/1/04 to 4/30/05                   8.78        0.15          0.26          0.41        (0.17)           --            (0.17)






FOOTNOTE LEGEND:

(1)  Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6)  For the Quality Large-Cap Value Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.

(7)  Inception date.

(8)  Represents a blended Ratio, for more information regarding this see Note 3 in the Notes to Financial Statements.

(9)  Unaudited.

(10) Includes extraordinary expenses. See Note 3 in the Notes to Financial Statements.

(11) For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

                                                  See Notes to Financial Statements


                                                                 58

                                                                    RATIO OF GROSS
                                                                     EXPENSES TO
              NET                      NET                             AVERAGE          RATIO OF NET
             ASSET                   ASSETS,      RATIO OF NET        NET ASSETS         INVESTMENT
CHANGE IN   VALUE,                   END OF        EXPENSES TO     (BEFORE WAIVERS      INCOME (LOSS)   PORTFOLIO
NET ASSET   END OF     TOTAL         PERIOD        AVERAGE NET           AND           TO AVERAGE NET    TURNOVER
  VALUE     PERIOD   RETURN(1)   (IN THOUSANDS)    ASSETS(11)    REIMBURSEMENTS)(11)       ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------




   1.89      $8.33     31.41%        $1,468           2.08%              2.08%              1.32%          139%
  (2.29)      6.44    (23.72)           800           2.08               2.08               2.38            86
  (1.13)      8.73     (3.85)(4)      1,840           2.07(3)            2.07(3)            1.78(3)         44(4)
   0.55       9.86     10.06          1,652           2.09               2.09               1.72            46
   0.29       9.31      6.64          1,888           2.03               2.03               1.63            72
   0.24       9.02      4.65          1,988           2.03               2.03               1.71            59

                                                  See Notes to Financial Statements


                                                                 59

                                                         VIRTUS EQUITY TRUST
                                                   NOTES TO FINANCIAL STATEMENTS
                                                           MARCH 31, 2010

1.   ORGANIZATION

     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 12 funds are offered for sale (each a "Fund"), of which ten are reported in this annual report.
     Each Fund's investment objective is outlined on the respective Fund's summary page.

     All the Funds offer Class A and Class C shares. All Funds with the exception of the Small-Cap Growth Fund and Tactical
     Allocation Fund also offer Class I shares. Effective December 1, 2009, Class B shares were no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding
     Qualifying Transactions refer to the prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which the CDSC applies for the funds was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITIES VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the
          NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 - quoted prices in active markets for identical securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value each Fund's net assets by each major security type is located at the end of each
          Fund's Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


                                                                 60

                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each
          Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:

          Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The
          Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
          The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March
          31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each
          Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   LOAN AGREEMENTS:

          Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

          The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

          At March 31, 2010 the Funds did not have any open loan agreements.

     H.   SECURITIES LENDING:

          Certain Funds may loan securities to qualified brokers through an agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan.
          Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At March 31, 2010, the Funds had no securities on loan.


                                                                 61
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
                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                        FIRST $50 MILLION           NEXT $450 MILLION           OVER $500 MILLION
                                                        -----------------           -----------------           -----------------
          Small-Cap Growth Fund ....................           1.00%                       0.90%                      0.80%

                                                        FIRST $400 MILLION    $400+ MILLION THROUGH $1 BILLION    $1+ BILLION
                                                        ------------------    --------------------------------    -----------
          Quality Small-Cap Fund ...................           0.90%                       0.85%                      0.80%
          Small-Cap Sustainable Growth .............           0.90%                       0.85%                      0.80%

                                                        FIRST $500 MILLION          OVER $500 MILLION
                                                        ------------------          -----------------
          Mid-Cap Growth Fund ......................           0.80%                       0.70%


                                                         FIRST $1 BILLION     $1+ BILLION THROUGH $2 BILLION      $2+ BILLION
                                                        ------------------    ------------------------------      -----------
          Growth & Income Fund .....................           0.75%                       0.70%                      0.65%
          Mid-Cap Core Fund ........................           0.80%                       0.75%                      0.70%
          Quality Large-Cap Value Fund .............           0.75%                       0.70%                      0.65%
          Small-Cap Core Fund ......................           0.85%                       0.80%                      0.80%
          Strategic Growth Fund ....................           0.70%                       0.65%                      0.60%
          Tactical Allocation Fund .................           0.70%                       0.65%                      0.60%

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds'
          subadvisers.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are as follows:

          FUND                                        SUBADVISER      FUND                                 SUBADVISER
          ----                                      --------------    ----                                 ----------
          Mid-Cap Core Fund ....................        KAR*(3)       Small-Cap Growth Fund .............    EAM*(1)
          Mid-Cap Growth Fund ..................        HIM(2)        Small-Cap Sustainable Growth Fund .    KAR*(3)
          Quality Large-Cap Value Fund++ .......        KAR*(3)       Strategic Growth Fund .............    SCM*(4)
          Quality Small-Cap Fund ...............        KAR*(3)       Tactical Allocation Fund
          Small-Cap Core Fund ..................        KAR*(3)          (Fixed Income Portfolio)+ ......    SCM*(4)

          (1)  Engemann Asset Management

          (2)  Harris Investment Management, Inc. (a subsidiary of Harris Bankcorp, Inc., a minority investor in Virtus)

          (3)  Kayne Anderson Rudnick Investment Management, LLC

          (4)  SCM Advisors LLC

          *    An affiliate of Virtus

          +    Effective June 8, 2009, SCM Advisors LLC became the Fund's Subadviser. For the period April 1, 2009 through June 7,
               2009, Goodwin Capital Advisers, Inc. was the Subadviser.

          ++   Effective September 1, 2009, Kayne Anderson Rudnick Investment Management became the Fund's Subadviser. For the period of April 1, 2009 through August 31, 2009, Acadian Asset Management LLC was the Subadviser.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The voluntary agreement may be discontinued with respect to any and all Funds at any time.

                                                     CLASS A      CLASS B    CLASS C    CLASS I
                                                    ----------    -------    -------    -------
          Growth & Income Fund .................       1.25%       2.00%      2.00%       1.00%
          Mid-Cap Growth Fund ..................       1.45%       2.20%      2.20%       1.20%
          Quality Large-Cap Value Fund .........       1.35%        N/A       2.10%       1.10%
          Quality Small-Cap Fund ...............       1.55%        N/A       2.30%       1.30%
          Small-Cap Growth Fund ................       1.67%       2.42%      2.42%       N/A
          Small-Cap Sustainable Growth Fund ....       1.65%        N/A       2.40%       1.40%

          For the Mid-Cap Core Fund, the Adviser has contractually agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) until June 30, 2010, so that such expenses do not exceed, on an annual basis, the following amounts:

                                  CLASS A    CLASS B    CLASS C    CLASS I
                                  -------    -------    -------    -------
                                   1.35%       N/A       2.10%      1.10%

          For the Growth & Income Fund for the period ended March 31, 2010, the ratio of net expenses to average net assets reported in the financial highlights includes the effect of a $265 reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 of extraordinary expenses incurred in the current fiscal period. If excluded, the net expense ratios for the period ended March 31, 2010 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.


                                                                 62
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
                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ending:

                                                                                                 EXPIRATION DATE
                                                                             -------------------------------------------------------
                                                                             2010+         2011        2012        2013        TOTAL
                                                                             -----        -----        ----        ----        -----
          Growth & Income Fund .................................              $ 7          $229        $347        $311         $894
          Mid-Cap Growth Fund ..................................               --            57         136         110          303
          Quality Large-Cap Value Fund .........................               --            --          79          85          164
          Quality Small-Cap Fund ...............................                9            40         244         152          445
          Small-Cap Growth Fund ................................               --            --          68         165          233
          Small-Cap Sustainable Growth Fund ....................                8            28          73          51          160
          Mid-Cap Core Fund ....................................               --            --          --          73           73

          +    Expires August 31, 2010.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the fiscal year ended March 31, 2010, it retained Class A net commissions of
          $75; Class B deferred sales charges of $37; and Class C deferred sales charges of $10.

          In addition, each Fund pays VP Distributors distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective
          Class. There are no distribution and/or service fees for Class I.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges of share classes with CDSC, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2010, VP Distributors received administration fees totaling $584 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $1,981 which is included in the Statements of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

     F.   AFFILIATED SHAREHOLDERS:

          At March 31, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates, held shares of the
          Funds which may be redeemed at any time that aggregated the following:

                                                                                             AGGREGATE
                                                                              SHARES        NET ASSETS
                                                                             -------        ----------
          Mid-Cap Core Fund
          Class A ..............................................              10,087          $  127
          Class C ..............................................              10,087             126
          Class I ..............................................              10,087             127
          Quality Large-Cap Value Fund
             Class I ...........................................               9,299              85
          Quality Small-Cap Fund
             Class I ...........................................             211,660           2,114
          Small-Cap Sustainable Growth Fund
             Class C ...........................................              10,000              92

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended March 31, 2010, were as follows:

                                                                             PURCHASES        SALES
                                                                             ---------      --------
     Growth & Income Fund ......................................              $ 46,857      $ 86,474
     Mid-Cap Core Fund .........................................                   598            72
     Mid-Cap Growth Fund .......................................                80,267        87,912
     Quality Large-Cap Value Fund ..............................                80,016        97,878
     Quality Small-Cap Fund ....................................                11,924        10,464
     Small-Cap Core Fund .......................................                10,985         9,421
     Small-Cap Growth Fund .....................................                63,131        75,583
     Small-Cap Sustainable Growth Fund .........................                 1,793         8,390
     Strategic Growth Fund .....................................                96,025       125,709
     Tactical Allocation Fund ..................................               117,555       152,236

     The Tactical Allocation Fund had purchases of $141,390 and sales of $123,392 of long-term U.S. Government and agency securities during the period ended March 31, 2010.


                                                                 63
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
                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                                                             ------------------------      -------------------------
                                                                              SHARES          AMOUNT        SHARES           AMOUNT
                                                                             --------        --------      --------        ---------
                                                                             ------------------------      -------------------------
     --------------------                                                           Year Ended                     Year Ended
     GROWTH & INCOME FUND                                                         March 31, 2010                 March 31, 2009
     --------------------                                                    ------------------------      -------------------------

     CLASS A
     Sale of shares                                                               920        $ 11,399           984        $ 12,176
     Reinvestment of distributions                                                 99           1,190            95           1,284
     Shares repurchased                                                        (3,133)        (41,492)       (2,598)        (34,224)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                 (2,114)       $(28,903)       (1,519)       $(20,764)
                                                                               ======        ========        ======        ========
     CLASS B
     Sale of shares                                                                16        $    189            50        $    625
     Reinvestment of distributions                                                  4              44            --              --
     Shares repurchased                                                          (252)         (3,113)         (475)         (6,298)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                   (232)       $ (2,880)         (425)       $ (5,673)
                                                                               ======        ========        ======        ========
     CLASS C
     Sale of shares                                                                38        $    474            75        $    931
     Reinvestment of distributions                                                 15             169             1               9
     Shares repurchased                                                          (376)         (4,743)         (606)         (7,478)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                   (323)       $ (4,100)         (530)       $ (6,538)
                                                                               ======        ========        ======        ========
     CLASS I
     Sale of shares                                                                24        $    320            80        $    922
     Reinvestment of distributions                                                  8              98            12             169
     Shares repurchased                                                          (401)         (5,076)         (476)         (6,918)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                   (369)       $ (4,658)         (384)       $ (5,827)
                                                                               ======        ========        ======        ========

     --------------------
     MID-CAP CORE FUND(1)
     --------------------

     CLASS A
     Sale of shares                                                                27        $    294            --        $     --
     Reinvestment of distributions                                                 --(2)            2            --              --
     Shares repurchased                                                            --(2)           (1)           --              --
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                     27        $    295            --        $     --
                                                                               ======        ========        ======        ========
     CLASS C
     Sale of shares                                                                10        $    100            --        $     --
     Reinvestment of distributions                                                 --(2)            1            --              --
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                     10        $    101            --        $     --
                                                                               ======        ========        ======        ========
     CLASS I
     Sale of shares                                                                13        $    130            --        $     --
     Reinvestment of distributions                                                 --(2)            1            --              --
     Shares repurchased                                                            --(2)           --            --              --
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                     13        $    131            --        $     --
                                                                               ======        ========        ======        ========

(1) Inception date of the Fund is June 22, 2009.

(2) Shares less than 500.


                                                                 64

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

                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                                                             ------------------------      -------------------------
                                                                              SHARES          AMOUNT        SHARES           AMOUNT
                                                                             --------        --------      --------        ---------
                                                                             ------------------------      -------------------------
     --------------------                                                           Year Ended                     Year Ended
     MID-CAP GROWTH FUND                                                          March 31, 2010                 March 31, 2009
     --------------------                                                    ------------------------      -------------------------

     CLASS A
     Sale of shares                                                               443        $  5,172           406        $  4,721
     Reinvestment of distributions                                                 --(1)           --(2)         --              --
     Shares repurchased                                                          (915)        (10,865)       (1,058)        (13,070)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                   (472)       $ (5,693)         (652)       $ (8,349)
                                                                               ======        ========        ======        ========
     CLASS B
     Sale of shares                                                                18        $    182            44        $    465
     Shares repurchased                                                          (238)         (2,434)         (365)         (3,914)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                   (220)       $ (2,252)         (321)       $ (3,449)
                                                                               ======        ========        ======        ========
     CLASS C
     Sale of shares                                                               147        $  1,407            20        $    168
     Shares repurchased                                                           (80)           (810)         (127)         (1,442)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                     67        $    597          (107)       $ (1,274)
                                                                               ======        ========        ======        ========
     CLASS I
     Sale of shares                                                                48        $    596            17        $    161
     Shares repurchased                                                           (40)           (491)          (30)           (273)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                      8        $    105           (13)       $   (112)
                                                                               ======        ========        ======        ========

     -----------------------------
     QUALITY LARGE-CAP VALUE FUND
     -----------------------------

     CLASS A
     Sale of shares                                                               492        $  3,645         1,003        $  8,140
     Reinvestment of distributions                                                 76             556            44             338
     Shares repurchased                                                        (2,826)        (21,930)       (2,643)        (23,963)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                 (2,258)       $(17,729)       (1,596)       $(15,485)
                                                                               ======        ========        ======        ========
     CLASS C
     Sale of shares                                                                88        $    733           104        $    641
     Reinvestment of distributions                                                  2              17            --(1)            3
     Shares repurchased                                                          (138)         (1,062)         (484)         (4,219)
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                    (48)       $   (312)         (380)       $ (3,575)
                                                                               ======        ========        ======        ========
     CLASS I
     Sale of shares                                                                30        $    255             9        $    100
     Reinvestment of distributions                                                 --(1)            2            --(1)            1
     Shares repurchased                                                            (2)            (16)           --              --
                                                                               ------        --------        ------        --------
     Net Increase / (Decrease)                                                     28        $    241             9        $    101
                                                                               ======        ========        ======        ========

(1) Shares less than 500.

(2) Amount is less than $500.


                                                                 65

                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                          -----------------             -----------------
                                          SHARES    AMOUNT              SHARES    AMOUNT
                                          ------    ------              ------    ------
                                          -----------------             -----------------
----------------------                        Year Ended                   Year Ended
QUALITY SMALL-CAP FUND                      March 31, 2010                March 31, 2009
----------------------                    -----------------             -----------------
CLASS A
Sale of shares                             1,201   $ 10,301              3,361   $ 23,505
Reinvestment of distributions                 46        380                 22        180
Shares repurchased                        (1,194)   (10,141)              (953)    (7,251)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                     53   $    540              2,430   $ 16,434
                                          ======   ========             ======   ========
CLASS C
Sale of shares                               179   $  1,477                 81   $    692
Reinvestment of distributions                  2         14                  2         16
Shares repurchased                           (67)      (585)               (73)      (533)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    114   $    906                 10   $    175
                                          ======   ========             ======   ========
CLASS I
Sale of shares                             2,892   $ 25,129              3,836   $ 34,591
Reinvestment of distributions                 81        670                121        996
Shares repurchased                        (2,611)   (22,842)            (3,461)   (27,168)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    362   $  2,957                496   $  8,419
                                          ======   ========             ======   ========
-------------------
SMALL-CAP CORE FUND
-------------------
CLASS A
Sale of shares                               237   $  3,082                160   $  1,828
Reinvestment of distributions                 --         --                125      1,740
Shares repurchased                          (318)    (4,017)              (548)    (6,771)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    (81)  $   (935)              (263)  $ (3,203)
                                          ======   ========             ======   ========
CLASS B
Sale of shares                                 3   $     35                  6   $     66
Reinvestment of distributions                 --         --                 10        127
Shares repurchased                           (28)      (345)               (49)      (609)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    (25)  $   (310)               (33)  $   (416)
                                          ======   ========             ======   ========
CLASS C
Sale of shares                               157   $  1,905                 65   $    686
Reinvestment of distributions                 --         --                 33        434
Shares repurchased                           (67)      (795)              (221)    (2,595)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                     90   $  1,110               (123)  $ (1,475)
                                          ======   ========             ======   ========
CLASS I
Sale of shares                               629   $  8,480                755   $  8,235
Reinvestment of distributions                 --         --                189      2,695
Shares repurchased                          (403)    (5,180)            (1,246)   (13,835)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    226   $  3,300               (302)  $ (2,905)
                                          ======   ========             ======   ========


                                                                 66
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

                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                          -----------------             -----------------
                                          SHARES    AMOUNT              SHARES    AMOUNT
                                          ------    ------              ------    ------
                                          -----------------             -----------------
---------------------                         Year Ended                    Year Ended
SMALL-CAP GROWTH FUND                       March 31, 2010                March 31, 2009
---------------------                     -----------------             -----------------
CLASS A
Sale of shares                               122   $  2,631                223   $  5,428
Shares repurchased                          (533)   (12,177)              (607)   (14,130)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                   (411)  $ (9,546)              (384)  $ (8,702)
                                          ======   ========             ======   ========
CLASS B
Sale of shares                                 7   $    136                 17   $    363
Shares repurchased                          (118)    (2,330)              (241)    (5,396)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                   (111)  $ (2,194)              (224)  $ (5,033)
                                          ======   ========             ======   ========
CLASS C
Sale of shares                                 8   $    166                  6   $    140
Shares repurchased                           (56)    (1,166)              (125)    (2,747)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    (48)  $ (1,000)              (119)  $ (2,607)
                                          ======   ========             ======   ========
---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS A
Sale of shares                               116   $    889                455   $  4,243
Shares repurchased                          (344)    (2,947)            (1,029)    (8,332)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                   (228)  $ (2,058)              (574)  $ (4,089)
                                          ======   ========             ======   ========
CLASS C
Sale of shares                                17   $    131                 20   $    167
Shares repurchased                            (6)       (44)               (13)       (88)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                     11   $     87                  7   $     79
                                          ======   ========             ======   ========
CLASS I
Sale of shares                               104   $    826              1,221   $  9,609
Shares repurchased                          (646)    (5,198)              (899)    (5,853)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                   (542)  $ (4,372)               322   $  3,756
                                          ======   ========             ======   ========
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS A
Sale of shares                               633   $  4,661                306   $  2,357
Plans of Reorganization (Note 12)         40,081    297,847                 --         --
Shares repurchased                        (3,450)   (26,341)            (2,012)   (14,759)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                 37,264   $276,167             (1,706)  $(12,402)
                                          ======   ========             ======   ========
CLASS B
Sale of shares                                26   $    160                 41   $    280
Plans of Reorganization (Note 12)            887      5,658                 --         --
Shares repurchased                          (295)    (1,925)              (313)    (2,140)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    618   $  3,893               (272)  $ (1,860)
                                          ======   ========             ======   ========


                                                                 67


                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                          -----------------             -----------------
                                          SHARES    AMOUNT              SHARES    AMOUNT
                                          ------    ------              ------    ------
                                          -----------------             -----------------
---------------------------------             Year Ended                    Year Ended
STRATEGIC GROWTH FUND (CONTINUED)           March 31, 2010                March 31, 2009
---------------------------------         -----------------             -----------------
CLASS C
Sale of shares                                44   $    293                 19   $    119
Plans of Reorganization (Note 12)          1,023      6,050                 --         --
Shares repurchased                          (411)    (2,617)              (117)      (744)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    656   $  3,726                (98)  $   (625)
                                          ======   ========             ======   ========
CLASS I
Sale of shares                                94   $    735                 16   $    109
Shares repurchased                          (188)    (1,389)               (75)      (473)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                    (94)  $   (654)               (59)  $   (364)
                                          ======   ========             ======   ========
------------------------
TACTICAL ALLOCATION FUND
------------------------
CLASS A
Sale of shares                               412   $  3,140                325   $  2,428
Reinvestment of distributions                473      3,577                937      7,015
Shares repurchased                        (2,786)   (21,285)            (4,576)   (33,758)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                 (1,901)  $(14,568)            (3,314)  $(24,315)
                                          ======   ========             ======   ========
CLASS B
Sale of shares                                26   $    193                 30   $    225
Reinvestment of distributions                  5         34                 14        104
Shares repurchased                          (141)    (1,069)              (254)    (1,988)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                   (110)  $   (842)              (210)  $ (1,659)
                                          ======   ========             ======   ========
CLASS C
Sale of shares                                59   $    451                 21   $    145
Reinvestment of distributions                  2         14                  3         26
Shares repurchased                            (9)       (64)              (111)      (941)
                                          ------   --------             ------   --------
Net Increase / (Decrease)                     52   $    401                (87)  $   (770)
                                          ======   ========             ======   ========


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

6.   10% SHAREHOLDERS

     At March 31, 2010, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Funds as detailed below.

                                                                     % OF SHARES   NUMBER OF ACCOUNTS
                                                                     -----------   ------------------
     Mid-Cap Core Fund ...........................                       81%               4*
     Small-Cap Sustainable Growth Fund ...........                       31                1
     *INCLUDES SHAREHOLDER ACCOUNT AFFILIATED WITH VIRTUS.

7.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                                                      NET
                                                                                                                 UNREALIZED
                                                                     FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                                                TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                                                --------   ------------   --------------   --------------
Growth & Income Fund ........................................       $105,496      $37,139        $(1,339)          $35,800
Mid-Cap Core Fund ...........................................            550           99             (1)               98
Mid-Cap Growth Fund .........................................         71,703       17,981           (645)           17,336
Quality Large-Cap Value Fund ................................         42,545        5,705           (350)            5,355
Quality Small-Cap Fund ......................................         80,703       17,913         (1,547)           16,366
Small-Cap Core Fund .........................................         40,973       12,881           (112)           12,769
Small-Cap Growth Fund .......................................         49,107       13,310           (905)           12,405
Small-Cap Sustainable Growth Fund ...........................          4,372        1,326            (30)            1,296
Strategic Growth Fund .......................................        355,927       87,901         (3,679)           84,222
Tactical Allocation Fund ....................................        171,659       28,460           (956)           27,504

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                             EXPIRATION YEAR
                                     -----------------------------------------------------------------------------------------------
                                       2011        2012        2014        2015         2016         2017         2018       TOTAL
                                     -------      ------      ------      ------      -------      -------      -------     --------
Growth & Income Fund ..........      $18,605      $2,953       $ --       $   --      $    --      $ 6,192      $27,247     $ 54,997
Mid-Cap Core Fund .............           --          --         --           --           --           --           --           --
Mid-Cap Growth Fund ...........           --          --         --           --        3,884        9,046       25,590       38,520
Quality Large-Cap Value Fund ..          407          --         --           --           --       25,023        8,385       33,815
Quality Small-Cap Fund ........           --          --         --           --           --        2,330       16,059       18,389
Small-Cap Core Fund ...........           --          --         --           --           --        4,753        2,709        7,462
Small-Cap Growth Fund .........        8,840          --         --           --           --        3,055       14,911       26,806
Small-Cap Sustainable
   Growth Fund ................           --          --          2           --          310        1,243        3,489        5,044
Strategic Growth Fund .........       13,554         330        686        4,365       32,524       78,220       10,686      140,365
Tactical Allocation Fund ......           --          --         --           --           --        2,539       24,666       27,205

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Fund's, the Quality Large-Cap Value Fund's and the Strategic
     Growth Fund's amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

     For the year ended March 31, 2010, the Strategic Growth Fund utilized $1,460 of losses deferred in prior years against current year capital gains.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

The following Funds had capital loss carryovers which expired in 2010:

FUND
----
Growth & Income Fund .......................................                      $ 9,552
Mid-Cap Growth Fund ........................................                       30,519
Small Cap Growth Fund ......................................                       66,001
Strategic Growth Fund ......................................                       53,306

Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2010, the Funds deferred and recognized post-October losses as follows:

                                                                                  CAPITAL            CAPITAL         CURRENCY
                                                                                   LOSS                LOSS            LOSS
                                                                                 DEFERRED           RECOGNIZED      RECOGNIZED
                                                                              ---------------     -------------     ----------

Growth & Income Fund .......................................                         $ --            $46,815           $--
Mid-Cap Core Fund ..........................................                           --(1)              --            --
Mid-Cap Growth Fund ........................................                          452             22,105            --
Quality Large-Cap Value Fund ...............................                           40             14,960            --(1)
Quality Small-Cap Fund .....................................                           --             12,220            --
Small-Cap Core Fund ........................................                           --              3,775            --
Small-Cap Growth Fund ......................................                           --             19,659            --
Small-Cap Sustainable Growth Fund ..........................                           24              3,219            --
Strategic Growth Fund ......................................                           --             17,145            --
Tactical Allocation Fund ...................................                           --             30,480            69

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed above)
consist of the following:

                                                                                                  UNDISTRIBUTED
                                                                               UNDISTRIBUTED        LONG-TERM
                                                                                  ORDINARY           CAPITAL
                                                                                   INCOME             GAINS
                                                                              ---------------     -------------
Growth & Income Fund .......................................                      $   362             $   --
Mid-Cap Core Fund ..........................................                            6                 --
Mid-Cap Growth Fund ........................................                           --                 --
Quality Large-Cap Value Fund ...............................                          317                 --
Quality Small-Cap Fund .....................................                          380                 --
Small-Cap Core Fund ........................................                           --                 --
Small-Cap Growth Fund ......................................                           --                 --
Small-Cap Sustainable Growth Fund ..........................                           --                 --
Strategic Growth Fund ......................................                       10,176              7,934
Tactical Allocation Fund ...................................                           58                 --

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net
Assets, if any, are reported as ordinary income for federal tax purposes.

(1) Amount less than $500.

10.  RECLASSIFICATION OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of March 31, 2010, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                                                              CAPITAL PAID IN
                                                                                ON SHARES OF      UNDISTRIBUTED NET      ACCUMULATED
                                                                                 BENEFICIAL       INVESTMENT INCOME     NET REALIZED
                                                                                  INTEREST              (LOSS)           GAIN (LOSS)
                                                                              ---------------     -----------------     ------------
Growth & Income Fund .......................................                     $ (9,552)              $ (20)            $  9,572
Mid-Cap Core Fund ..........................................                           --(1)               --(1)                --
Mid-Cap Growth Fund ........................................                      (30,982)                462               30,520
Quality Large-Cap Value Fund ...............................                            1                  73                  (74)
Quality Small-Cap Fund .....................................                           --                  --                   --
Small-Cap Core Fund ........................................                         (114)                114                   --
Small-Cap Growth Fund ......................................                      (66,895)                886               66,009
Small-Cap Sustainable Growth Fund ..........................                          (45)                 45                   --
Strategic Growth Fund ......................................                       62,996                 661              (63,657)
Tactical Allocation Fund ...................................                          182                  64                 (246)

(1) Amount less than $500.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

11.  CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

     Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector
     ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. When a Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At March 31, 2010, the Funds listed held securities issued by various companies in specific sectors as detailed below:

                                                                      PERCENTAGE OF TOTAL
FUND                                              SECTOR                  INVESTMENTS
----                                      ----------------------      -------------------
Mid-Cap Growth Fund ................      Information Technology               27%
Quality Small-Cap Fund .............           Industrials                     27
Small-Cap Core Fund ................           Industrials                     25
Small-Cap Growth Fund ..............      Information Technology               33
Small-Cap Sustainable Growth Fund ..      Information Technology               29
Strategic Growth Fund ..............      Information Technology               37

12.  PLAN OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On November 18, 2009, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the
     "Plan") applicable to the Funds listed below, which provided for the transfer of all of the assets of the merged fund for shares of the acquiring fund and the assumption of the liabilities of the merged fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the
     Virtus Mutual Funds, while simultaneously creating economies of scale for the surviving fund that were intended to lower fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Strategic Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Capital Growth Fund was carried forward to align ongoing reporting of the Virtus Strategic Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on January 29, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                            1/29/10                         1/29/10    MERGED FUND
                             SHARES         ACQUIRING        SHARES     NET ASSET
     MERGED FUND          OUTSTANDING         FUND         CONVERTED      VALUE
     ------------------   -----------   ----------------   ---------   -----------
     Virtus Capital                     Virtus Strategic
     Growth Fund                        Growth Fund

                    Class                           Class
                        A   19,548                    A     33,065      $253,489
                        B      347                    B        596         4,025
                        C      146                    C        274         1,853

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                           UNREALIZED
                              NET         APPRECIATION     ACQUIRING             NET
     MERGED FUND             ASSETS      (DEPRECIATION)       FUND             ASSETS
     ------------------   -----------   ----------------   ----------------   --------
     Virtus Capital                                        Virtus Strategic
     Growth Fund            $259,367         $53,037       Growth Fund        $146,953

     Assuming the acquisition had been completed on April 1, 2009, the Virtus Strategic Growth Fund results of operations for the year ended March 31, 2010, are as follows:

     Net investment income (loss)                                $  (1,698)(a)
     Net realized and unrealized gain (loss) on investments        128,017(b)
     Net increase (decrease) in assets from operations           $ 126,319

          (a)  $(661), as reported in the Statement of Operations, plus $(1,037) Net Investment Income from the Virtus Capital
               Growth Fund pre-merger.

          (b)  $78,662, as reported in the Statement of Operations, plus $49,355 Net Realized and Unrealized Gain (Loss) on
               Investments from the Virtus Capital Growth Fund pre-merger.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

     Because both the Virtus Capital Growth Fund and the Virtus Strategic Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined funds have been managed as an integrated single fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Capital Growth Fund that have been included in the acquired
     Virtus Strategic Growth Fund's Statement of Operations since January 29, 2010.

     On November 20, 2008, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the
     "Plan") applicable to the Funds listed below, which provided for the transfer of all of the assets of the merged fund for shares of the acquiring fund and the assumption of the liabilities of the merged fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the
     Virtus Mutual Funds, while simultaneously creating economies of scale for the surviving funds that were intended to lower fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Strategic Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus All-Cap Growth Fund was carried forward to align ongoing reporting of the Virtus Strategic Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on April 24, 2009. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                                          4/24/09                                 4/24/09    MERGED FUND
                                           SHARES         ACQUIRING                SHARES     NET ASSET
               MERGED FUND              OUTSTANDING         FUND                 CONVERTED      VALUE
               --------------           -----------   ----------------           ---------   -----------
               Virtus All-Cap                         Virtus Strategic
               Growth Fund                            Growth Fund
                                Class                                    Class
                                   A       5,269                            A      7,016       $44,358
                                   B         243                            B        291         1,633
                                   C         625                            C        749         4,197

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                           UNREALIZED
                                 NET      APPRECIATION       ACQUIRING         NET
              MERGED FUND       ASSETS   (DEPRECIATION)         FUND          ASSETS
              --------------   -------   --------------   ----------------   --------
              Virtus All-Cap                              Virtus Strategic
              Growth Fund      $50,188      $(5,313)      Growth Fund        $85,258

     Assuming the acquisition had been completed on April 1, 2009, the Virtus Strategic Growth Fund results of operations for the year ended March 31, 2010, are as follows:

     Net investment income (loss)                             $  (691)(a)
     Net realized and unrealized gain (loss) on investments    70,591(b)
     Net increase (decrease) in assets from operations         69,900

          (a)  $(661), as reported in the Statement of Operations, plus $(30) Net Investment Income from the Virtus All-Cap Growth
               Fund pre-merger.
          (b)  $78,662, as reported in the Statement of Operations, plus $(8,071) Net Realized and Unrealized Gain (Loss) on
               Investments from the Virtus All-Cap Growth Fund pre-merger.

     Because both the Virtus All-Cap Growth Fund and the Virtus Strategic Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined funds have been managed as an integrated single fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged All-Cap Growth Fund that have been included in the acquired
     Virtus Strategic Growth Fund's Statement of Operations since April 24, 2009.

13.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06,
     "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

14.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     Effective April 14, 2010, the fund's investment adviser will voluntarily limit the Strategic Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.47% for Class A Shares, 2.22% for Class B Shares, 2.22%
     for Class C Shares and 1.22% for Class I Shares.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

     This voluntary expense limitation may be modified or discontinued at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursements are made.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees payable to VP Distributors in its role as
     Administrator and Transfer Agent to the Trust with immediate effect.

     The Board of Trustees of the Virtus Equity Trust (the "Board"), on behalf of the Virtus Small-Cap Growth Fund, has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Virtus Small-Cap
     Growth Fund, a series of the Virtus Equity Trust, with and into the Virtus Small-Cap Sustainable Growth Fund, also a series of the Virtus Equity Trust.

                                       MERGING FUND                           SURVIVING FUND
                               ----------------------------      ----------------------------------------
                               Virtus Small-Cap Growth Fund      Virtus Small-Cap Sustainable Growth Fund

     Pursuant to the Agreement, the Virtus Small-Cap Growth Fund will transfer all or substantially all of its assets to the Virtus
     Small-Cap Sustainable Growth Fund in exchange for shares of the Virtus Small-Cap Sustainable Growth Fund and the assumption by the Virtus Small-Cap Sustainable Growth Fund of all liabilities of the Virtus Small-Cap Growth Fund. Following the exchange, the Virtus Small-Cap Growth Fund will distribute the shares of the Virtus Small-Cap Sustainable Growth Fund to its shareholders pro rata, in liquidation of the Virtus Small-Cap Growth Fund.

     The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Virtus Small-Cap Growth Fund. It is currently anticipated that these matters will be submitted for shareholder approval on June 23, 2010. Additional information about the reorganization, as well as information about the Virtus
     Small-Cap Sustainable Growth Fund, will be distributed to shareholders of the Virtus Small-Cap Growth Fund in the form of a
     Prospectus/Proxy Statement.

     On or about June 11, 2010, all Class B Shares of the Virtus Small-Cap Growth Fund will be converted to Class A Shares of said
     Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. This conversion will take place whether or not the proposed reorganization has been approved by shareholders. Assuming shareholder approval of the proposed reorganization, affected shareholders will then receive Class A Shares of the Virtus Small-Cap Sustainable Growth
     Fund as a result of the reorganization.

     The Board of Trustees of the Virtus Equity Trust (the "Board"), on behalf of the Virtus Disciplined Small-Cap Opportunities
     Fund, has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Virtus Disciplined Small-Cap Opportunities Fund, a series of the Virtus Insight Trust, with and into the Virtus Small-Cap
     Core Fund, a series of the Virtus Equity Trust.

                                         MERGING FUND                             SURVIVING FUND
                       -----------------------------------------------      --------------------------
                       Virtus Disciplined Small-Cap Opportunities Fund      Virtus Small-Cap Core Fund

     Pursuant to the Agreement, the Virtus Disciplined Small-Cap Opportunities Fund will transfer all or substantially all of its assets to the Virtus Small-Cap Core Fund in exchange for shares of the Virtus Small-Cap Core Fund and the assumption by the
     Virtus Small-Cap Core Fund of all liabilities of the Virtus Disciplined Small-Cap Opportunities Fund. Following the exchange, the Virtus Disciplined Small-Cap Opportunities Fund will distribute the shares of the Virtus Small-Cap Core Fund to its shareholders pro rata, in liquidation of the Virtus Disciplined Small-Cap Opportunities Fund.

     The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Virtus Disciplined Small-Cap Opportunities Fund. It is currently anticipated that these matters will be submitted for shareholder approval June 23, 2010. Additional information about the reorganization, as well as information about the Virtus Small-Cap Core Fund, will be distributed to shareholders of the Virtus Disciplined Small-Cap Opportunities Fund in
     the form of a Prospectus/Proxy Statement.

     The Board of Trustees of the Virtus Equity Trust (the "Board"), on behalf of the Virtus Disciplined Small-Cap Value Fund, has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Virtus
     Disciplined Small-Cap Value Fund, a series of the Virtus Insight Trust, with and into the Virtus Quality Small-Cap Fund, a series of the Virtus Equity Trust.

                                         MERGING FUND                          SURVIVING FUND
                           ---------------------------------------      -----------------------------
                           Virtus Disciplined Small-Cap Value Fund      Virtus Quality Small-Cap Fund

     Pursuant to the Agreement, the Virtus Disciplined Small-Cap Value Fund will transfer all or substantially all of its assets to the Virtus Quality Small-Cap Fund in exchange for shares of the Virtus Quality Small-Cap Fund and the assumption by the Virtus
     Quality Small-Cap Fund of all liabilities of the Virtus Disciplined Small-Cap Value Fund. Following the exchange, the Virtus
     Disciplined Small-Cap Value Fund will distribute the shares of the Virtus Quality Small-Cap Fund to its shareholders pro rata, in liquidation of the Virtus Disciplined Small-Cap Value Fund.

     The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Virtus Disciplined Small-Cap Value Fund. It is currently anticipated that these matters will be submitted for shareholder approval June 23, 2010. Additional information about the reorganization, as well as information about the
     Virtus Quality Small-Cap Fund, will be distributed to shareholders of the Virtus Disciplined Small-Cap Value Fund in the form of a Prospectus/Proxy Statement.


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
                                       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees and Shareholders of Virtus Equity Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund, Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap
Value Fund (formerly Virtus Value Opportunities Fund), Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund, Virtus Small-Cap
Growth Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund (formerly
Virtus Income & Growth) (ten series of Virtus Equity Trust, hereafter referred to as the "Funds") at March 31, 2010, the results of each of their operations for the periods then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds'
management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS LLP)

Philadelphia, PA
May 21, 2010


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
                                                         VIRTUS EQUITY TRUST
                                                       TAX INFORMATION NOTICE
                                                             (UNAUDITED)
                                                           MARCH 31, 2010

For the fiscal year ended March 31, 2010, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualify for the dividends received deduction ("DRD") for corporate shareholders. The Funds designate the amounts below as long-term capital gains dividends ("LTCG") ($ reported in thousands), or if subsequently different, the amounts will be designated in the next annual report. The actual percentages for the calendar year will be designated in the year-end tax statements.

                                                              QDI      DRD       LTCG
                                                            ------   ------   ----------
Growth & Income Fund                                         100%     100%     $    --
Mid-Cap Core Fund                                             52       54           --*
Mid-Cap Growth Fund                                            0        0           --
Quality Large-Cap Value Fund                                 100      100           --
Quality Small-Cap Fund                                       100      100           --
Small-Cap Core Fund                                            0        0           --
Small-Cap Growth Fund                                          0        0           --
Small-Cap Sustainable Growth Fund                              0        0           --
Strategic Growth Fund                                         20       19        7,934
Tactical Allocation Fund                                      51       46           --

*    Amount is less than $500 (not reported in thousands)


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                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                      BY THE BOARD OF TRUSTEES

The Board of Trustees of the Trust, along with the Boards of        With respect to the sub-advisory Agreements, the Board noted
Trustees of the other trusts in the Virtus Mutual Funds family      that each full-service subadviser(2) provided portfolio
of funds (collectively, the "Board"), are responsible for           management, compliance with the respective Fund's investment
determining whether to approve the establishment and                policies and procedures, compliance with applicable securities
continuation of each investment advisory and sub-advisory           laws and assurances thereof. In considering the renewal of the
agreement (each, an "Agreement") applicable to the Virtus Mutual    sub-advisory Agreements, therefore, the Board considered each
Funds (collectively, the "Funds"). At meetings held on November     subadviser's investment management process, including (a) the
17-19, 2009, the Board, including a majority of the independent     experience, capability and integrity of the subadviser's
Trustees, considered and approved the continuation of each          management and other personnel committed by the subadviser to
Agreement, as further discussed below. In approving each            its respective Fund(s); (b) the financial position of the
Agreement, the Board determined that the continued retention of     subadviser; (c) the quality and commitment of the subadviser's
the applicable adviser or subadviser was in the best interests      regulatory and legal compliance policies, procedures and
of the Funds and their shareholders. The Trustees considered        systems; and (d) the subadviser's brokerage and trading
each Fund separately, though they also collectively took into       practices.
account those interests that all the Funds had in common.
                                                                    After considering all of the information provided to them, the
In reaching their decisions, the Board considered information       Trustees concluded that the nature, extent and quality of the
furnished throughout the year at regular Board meetings as well     services provided by VIA and each subadviser were reasonable and
as information prepared specifically in connection with the         beneficial to the Funds and their shareholders.
annual review process. During the review process, the Board
received assistance and advice from, and met separately with,       INVESTMENT PERFORMANCE
independent legal counsel. The Board's determination
contemplated a number of factors that the Trustees believed, in     The Board placed significant emphasis on its consideration of
light of the legal advice furnished to them as well as their own    the investment performance of the Funds, in view of its
business judgment, to be relevant. Some of the factors that the     importance to shareholders, and evaluated Fund performance in
Board considered are described below, although the Trustees did     the context of the special considerations that a
not identify any particular information or factor as controlling    manager-of-managers structure requires. The Board also
but instead considered the Agreements in the totality of the        considered that VIA continued to be proactive in seeking to
circumstances. Each individual Trustee may have evaluated the       replace and/or add subadvisers as necessary, with a view toward
information presented differently, giving different weights to      improving Fund performance over the long term.
different factors.
                                                                    While consideration was given to performance reports and
NATURE, EXTENT AND QUALITY OF SERVICES                              discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report
The majority of the Funds(1) are managed using a "manager of        (the "Lipper Report") for the Funds prepared by Lipper Inc.
managers" structure that generally involves the use of one or       ("Lipper") and furnished specifically for the contract renewal
more subadvisers to manage some or all of a Fund's portfolio.       process. (Lipper is an independent provider of investment
Under this structure, Virtus Investment Advisers, Inc. ("VIA")      company data retained by the Funds for this purpose.) The Lipper
is responsible for evaluating and selecting subadvisers on an       Report presented each Fund's short-term and long-term
ongoing basis and making any recommendations to the Board           performance relative to a peer group of other mutual funds and
regarding hiring, retaining or replacing subadvisers. In            relevant benchmarks, as selected by Lipper. The Board considered
considering the Agreement with VIA, therefore, the Trustees         the composition of each peer group, selection criteria and the
considered VIA's process for supervising and managing the Funds'    appropriateness of the benchmark used for each Fund. The Board
subadvisers, including (a) VIA's ability to select and monitor      also assessed each Fund's performance in the context of its
the subadvisers; (b) VIA's ability to provide the services          review of the fees and expenses of each Fund as well as VIA's
necessary to monitor the subadvisers' compliance with the Funds'    profitability.
respective investment objectives, policies and restrictions as
well as provide other oversight activities; and (c) VIA's           The Board noted that while many of the Funds had generally
ability and willingness to identify instances in which a            performed in line with their respective benchmarks and peer
subadviser should be replaced and to carry out the required         groups during the periods measured, some of the Funds had
changes. The Trustees also considered: (d) the experience,          underperformed in comparison with their respective benchmarks
capability and integrity of VIA's management and other              and/or peer groups. Where significant, the Board extensively
personnel; (e) the financial position of VIA; (f) the quality of    considered the performance of the underperforming Funds and the
VIA's own regulatory and legal compliance policies, procedures      reasons for the performance issues. The Board discussed the
and systems; (g) the nature, extent and quality of                  possible reasons for the underperformance with VIA, and spoke
administrative and other services provided by VIA to the Funds;     with representatives from VIA regarding plans to monitor and
and (h) VIA's supervision of the Funds' other service providers.    address performance issues during the coming year.
Finally, the Board also noted the extent of benefits that are
provided to Fund shareholders as a result of being part of the      The Board ultimately determined, within the context of all of
family of Virtus Mutual Funds, including the right to exchange      its considerations in connection with the Agreements, that the
investments between Funds within the same class without a sales     Funds' overall investment performance was reasonable, and
charge, the ability to reinvest Fund dividends into other Funds     concluded that VIA's and each subadviser's performance record
and the right to combine holdings in other Funds to obtain a        and process in managing the Funds merited approval of the
reduced sales charge.                                               continuation of the Agreements. However, the Board noted that certain Funds'

----------------
(1)  DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH &
     INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS ALTERNATIVES DIVERSIFIER FUND AND VIRTUS CA TAX-EXEMPT BOND
     FUND, EACH OF WHICH IS A SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A
     SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

(2)  F-SQUARED INVESTMENTS, INC. IS THE SUB-ADVISER TO VIRTUS ALPHASECTOR(SM) ALLOCATION FUND AND VIRTUS ALPHASECTOR(SM) ROTATION
     FUND BUT PROVIDES LIMITED SERVICES IN THIS ROLE. THE BOARD CONSIDERED BOTH THE VIA AGREEMENT AND THE APPLICABLE SUB-ADVISORY
     AGREEMENT IN THIS CONTEXT.


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                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

performance would continue to be closely monitored and it           addition, the Board noted that as part of the contract renewal
expected that if performance over a longer period of time did       process, it had voted for the advisory fees for certain of the
not improve the adviser would recommend that the subadviser be      Funds to be changed from flat fees to fees containing
replaced in a timely manner.                                        breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund
PROFITABILITY                                                       Management had represented that with respect to such fee
                                                                    changes, VIA would not reduce the quality or quantity of its
The Board also considered the level of profits realized by VIA      services, and that its obligations would remain the same in all
and its affiliates in connection with the operation of the          respects. Finally, the Board also noted that several of the
Funds. In this regard, the Board reviewed the analysis presented    Funds had fee waivers and/or expense caps in place to limit the
regarding the overall profitability of VIA for its management of    total expenses incurred by the Funds and their shareholders.
the Virtus Mutual Funds, as well as its profits and those of its    Based upon the information presented by VIA and Lipper, the
affiliates for managing and providing other services to each        Trustees then determined, in the exercise of their business
Fund. In addition to the fees paid to VIA and its affiliates,       judgment, that the management fees charged by VIA and the total
the Trustees considered any other benefits derived by VIA or its    expenses of the Funds were reasonable, both on an absolute basis
affiliates from their relationship with the Funds. Specific         and in comparison with the fees and expenses of other funds in
attention was paid to the methodology used to allocate costs to     each Fund's peer group and the industry at large.
each Fund, in recognition of the fact that allocation
methodologies are inherently subjective and various allocation      The Board did not receive comparative fee information relating
methodologies may each be reasonable while producing different      specifically to sub-advisory fees, in light of the fact that the
results. In this regard, the Board noted that the allocations       sub-advisory fees are paid by VIA and not by the Funds, so that
appeared reasonable, and concluded that the profitability to VIA    Fund shareholders are not directly impacted by those fees.
from each Fund was reasonable in light of the quality of all
services rendered to the Funds by VIA and its affiliates.           ECONOMIES OF SCALE

The Board did not separately review profitability information       The Board noted that the management fees for several of the
for each subadviser, noting that the sub-advisory fees are paid     Funds included breakpoints based on assets under management, and
by VIA rather than the Funds, so that Fund shareholders are not     that fee waivers and/or expense caps were also in place for
directly impacted by those fees.                                    several of the Funds. The Board determined that VIA and the
                                                                    Funds likely would achieve certain economies of scale,
MANAGEMENT FEES AND TOTAL EXPENSES                                  particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit
In evaluating the management fees and total expenses of each        from these economies of scale.
Fund, the Board reviewed information provided by VIA and
comparisons to other funds in each Fund's peer group as             In considering the sub-advisory Agreements, the Board also
presented in the Lipper Report. The Board noted that certain        considered the existence of any economies of scale and whether
Funds had higher gross expenses when expressed as a percentage      they would be passed along to the Funds' shareholders, but noted
of net assets than those of such Funds' larger peers, which the     that any such economies would likely be generated at the Fund
Trustees considered in the context of these Funds' expectations     level rather than at the subadviser level.
for future growth. In

----------------
(3)  DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT HAD SUCH CHANGES WERE VIRTUS MID-CAP VALUE FUND AND VIRTUS SMALL-CAP CORE
     FUND, EACH A SERIES OF VIRTUS EQUITY TRUST; VIRTUS BALANCED ALLOCATION FUND, VIRTUS CORE EQUITY FUND, VIRTUS EMERGING MARKETS
     OPPORTUNITIES FUND, VIRTUS SHORT/INTERMEDIATE BOND FUND AND VIRTUS VALUE EQUITY FUND, EACH A SERIES OF VIRTUS INSIGHT TRUST;
     AND, VIRTUS BOND FUND AND VIRTUS MARKET NEUTRAL FUND, EACH A SERIES OF VIRTUS OPPORTUNITIES TRUST.


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                                                   RESULTS OF SHAREHOLDER MEETING
                                                         VIRTUS EQUITY TRUST
                                                            JUNE 4, 2009
                                                             (UNAUDITED)

At a special meeting of shareholders of Virtus Tactical Allocation Fund (formerly known as Virtus Income & Growth Fund), a series of
Virtus Equity Trust, held on June 4, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                                       FOR            AGAINST         ABSTAIN
                                                                                 --------------     -----------     -----------
To approve a Subadvisory Agreement between
Virtus Investment Advisers, Inc. and SCM
Advisors, LLC with regard to Virtus Tactical
Allocation Fund ............................................................     12,684,751.785     577,752.214     805,385.125

Shareholders of the Fund voted to approve the above proposal.

                                                   RESULTS OF SHAREHOLDER MEETING
                                                         VIRTUS EQUITY TRUST
                                                           AUGUST 31, 2009
                                                             (UNAUDITED)

At a special meeting of shareholders of Virtus Quality Large-Cap Value Fund (formerly known as Virtus Value Opportunities Fund) (the
"Fund"), a series of Virtus Equity Trust, held on August 31, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                                       FOR            AGAINST         ABSTAIN
                                                                                 --------------     -----------     -----------
To approve a Subadvisory Agreement between
Virtus Investment Advisers, Inc. and Kayne
Anderson Rudnick Investment Management,
LLC on behalf of the Fund ..................................................      3,369,868.291      86,436.526     249,831.273

Shareholders of the Fund voted to approve the above proposal.


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
                                                       FUND MANAGEMENT TABLES
                                                             (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of March 31, 2010, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
         NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                 PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                                  DURING PAST 5 YEARS AND
        OVERSEEN                                               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Chairman, BLOC Global Services Group, LLC (construction and redevelopment company) (2010-present).
YOB: 1939                   Managing Director, Almanac Capital Management (commodities business) (2007-2008). Partner, Stonington
Elected:                    Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios)
45 Funds                    (1989-present).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin        Partner, Cross Pond Partners, LLC (strategy consulting firm) (2006-present). Director, World Trust Fund
YOB: 1946                   (1991-present). Chairman and Trustee, The Phoenix Edge Series Fund (2003-present). Director, DTF
Elected:                    Tax-Free Income Fund, Inc. (1996-present), Duff & Phelps Utility and Corporate Bond Trust, Inc.
48 Funds                    (1996-present) and DNP Select Income Fund Inc. (2009-present). Managing Director, SeaCap Asset
                            Management Fund I, L.P. (2009-present). Managing Director, SeaCap Partners, LLC (investment management advisory business) (2009-present).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006). Director, DTF
YOB: 1951                   Tax-Free Income Fund, Inc. (2003-present), Duff & Phelps Utility and Corporate Bond Trust, Inc.
Elected:                    (2003-present) and DNP Select Income Fund Inc. (2009-present).
48 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates              Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946                   (Formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
Elected:                    Chairman and Trustee, John Hancock Trust (115 portfolios) and John Hancock Funds II (87 portfolios)
45 Funds                    (2005-present). Non-Executive Chairman, Hudson Castle Group, Inc. (2007-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected:
45 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck     Director, Galapagos N.V. (biotechnology) (2005-present). Mr. Verdonck is also a director of several
YOB: 1942                   non-U.S. companies.
Elected:
45 Funds
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEE

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
         NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                 PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                                  DURING PAST 5 YEARS AND
        OVERSEEN                                               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)        Director, President and Chief Executive Officer (2008-present), Director and President (2006-2008),
YOB: 1964                   Chief Operating Officer (2004-2006), Vice President, Finance, (2001-2002), Virtus Investment Partners,
Elected:                    Inc. and/or certain of its subsidiaries. Various senior officer and directorship positions with Virtus
47 Funds                    affiliates (2005-present). Senior Executive Vice President and President, Asset Management (2007-2008),
                            Senior Vice President and Chief Operating Officer, Asset Management (2004-2007), Vice President and
                            Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various senior officer and directorship positions with Phoenix affiliates (2005-2008). President (2006-present), Executive Vice President
                            (2004-2006), the Virtus Mutual Funds Family. Chairman, President and Chief Executive Officer, The Zweig
                            Fund Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with
    Virtus Investment Partners, Inc. and/or its affiliates.


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                                                 FUND MANAGEMENT TABLES (CONTINUED)
                                                             (UNAUDITED)

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
  NAME, ADDRESS AND           TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                 TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss        Senior Vice President            Executive Vice President, Head of Operations (2009-present), Senior Vice
YOB: 1952               since 2006.                      President, Operations (2008-2009), Vice President, Head of Asset Management
                                                         Operations (2007-2008), Vice President (2003-2007), Virtus Investment
                                                         Partners, Inc. and/or certain of its subsidiaries. Ms. Curtiss is Treasurer of various other investment companies within the Virtus Mutual Funds
                                                         Complex (1994-present). Assistant Treasurer (2001-2009), VP Distributors,
                                                         Inc. (f/k/a Phoenix Equity Planning Corporation).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman      Senior Vice President            Executive Vice President, Head of Product Management (2009-present), Senior
YOB: 1962               since 2008.                      Vice President, Asset Management Product Development (2008-2009), Senior
                                                         Vice President, Asset Management Product Development (2005-2007), Virtus
                                                         Investment Partners, Inc. and/or certain of its subsidiaries. Director
                                                         (2008-present), Director and President (2006-2007), VP Distributors, Inc.
                                                         (f/k/a Phoenix Equity Planning Corporation). Director and Senior Vice
                                                         President, Virtus Investment Advisers, Inc. (2008-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch            Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice
c/o Zweig-DiMenna       Chief Compliance Officer         President, The Zweig Total Return Fund, Inc. (2004-present). Vice
Associates, LLC         since 2004.                      President, The Zweig Fund, Inc. (2004-present). President and Director of
900 Third Avenue                                         Watermark Securities, Inc. (1991-present). Assistant Secretary, Gotham
New York, NY 10022                                       Advisors Inc. (1990-2005).
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley      Chief Financial Officer and      Senior Vice President, Fund Administration (2009-present), Vice President,
YOB: 1972               Treasurer, Virtus Equity         Fund Administration (2007-2009), Second Vice President, Fund Control & Tax
                        Trust, Virtus Insight Trust      (2004-2006), Virtus Investment Partners, Inc. and/or certain of its
                        and Virtus Institutional Trust   subsidiaries. Vice President, Chief Financial Officer, Treasurer and
                        (since 2006). Chief Financial    Principal Accounting Officer (2006-present), Assistant Treasurer
                        Officer and Treasurer of         (2004-2006), The Phoenix Edge Series Fund. Chief Financial Officer and
                        Virtus Opportunities Trust       Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds
                        (since 2005).                    within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr           Vice President, Chief Legal      Senior Vice President, Legal (2009-present), Counsel and Secretary
YOB: 1954               Officer, Counsel and Secretary   (2008-present) and Vice President (2008-2009), Virtus Investment Partners,
                        since 2005.                      Inc. and/or certain of its subsidiaries. Vice President and Counsel,
                                                         Phoenix Life Insurance Company (2005-2008). Compliance Officer of
                                                         Investments and Counsel, Travelers Life & Annuity Company (January 2005-May
                                                         2005). Assistant General Counsel and certain other positions, The Hartford
                                                         Financial Services Group (1995-2005).
------------------------------------------------------------------------------------------------------------------------------------


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
VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                            INVESTMENT ADVISER
George R. Aylward                                                   Virtus Investment Adviser, Inc.
Leroy Keith, Jr.                                                    100 Pearl Street
Philip R. McLoughlin, Chairman                                      Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                      PRINCIPAL UNDERWRITER
Richard E. Segerson                                                 VP Distributors, Inc.
Ferdinand L.J. Verdonck                                             100 Pearl Street
                                                                    Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                        TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                             VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                           100 Pearl Street
Marc Baltuch, Vice President and Chief                              Hartford, CT 06103-4506
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer                         CUSTODIAN
   and Treasurer                                                    PFPC Trust Company
Kevin J. Carr, Vice President, Chief Legal Officer,                 8800 Tinicum Boulevard
   Counsel and Secretary                                            Philadelphia, PA 19153-3111

                                                                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                    PricewaterhouseCoopers LLP
                                                                    2001 Market Street
                                                                    Philadelphia, PA 19103-7042

                                                                    HOW TO CONTACT US
                                                                    Mutual Fund Services        1-800-243-1574
                                                                    Adviser Consulting Group    1-800-243-4361
                                                                    Telephone Orders            1-800-367-5877
                                                                    Text Telephone              1-800-243-1926
                                                                    Web site                        Virtus.com

------------------------------------------------------------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

------------------------------------------------------------------------------------------------------------------------------------
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                                                                    ------------
       (VIRTUS MUTUAL FUNDS LOGO)                                     PRSRT STD
                                                                    U.S. POSTAGE
c/o State Street Bank and Trust Company                                 PAID
             P.O. Box 8301                                           LANCASTER,
         Boston, MA 02266-8301                                           PA
                                                                     PERMIT 1793
                                                                    ------------


For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8015                                                                                                                            4-10
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                                                    (VIRTUS MUTUAL FUNDS LOGO)                                       ANNUAL REPORT

----------------------------------------------------------------------------------------------------------------------------------

                                                       Virtus Balanced Fund*












*    Prospectus Supplement appears at the back of this annual report.

----------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                               March 31, 2010                                              Eligible
VIRTUS                                                                                                            shareholders can
EQUITY                                                                                                               sign up for
TRUST                                                                                                                eDelivery
                                                                                                                         at
                                                                                                                     Virtus.com

NO BANK GUARANTEE                                        NOT FDIC INSURED                                           MAY LOSE VALUE
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                                                         TABLE OF CONTENTS

VIRTUS BALANCED FUND ("Balanced Fund")


Message to Shareholders .....................................................................................................    1
Disclosure of Fund Expenses .................................................................................................    2
Fund Summary ................................................................................................................    4
Key Investment Terms ........................................................................................................    6
Schedule of Investments .....................................................................................................    8
Statement of Assets and Liabilities .........................................................................................   16
Statement of Operations .....................................................................................................   17
Statement of Changes in Net Assets ..........................................................................................   18
Financial Highlights ........................................................................................................   20
Notes to Financial Statements ...............................................................................................   22
Report of Independent Registered Public Accounting Firm .....................................................................   30
Tax Information Notice ......................................................................................................   31
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ..............................................   32
Results of Shareholder Meeting ..............................................................................................   36
Fund Management Tables ......................................................................................................   37

----------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574.
This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov.
Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference
Room can be obtained by calling toll-free 1-800-SEC-0330.
----------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.
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
                                                      MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

                    The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

    (PHOTO OF       The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5,
GEORGE R. AYLWARD)  followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the Dow Jones Industrial Average(SM) and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1

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
                                                       VIRTUS BALANCED FUND
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

     We  believe  it is  important  for you to  understand  the    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
impact of costs on your  investments.  All  mutual  funds  have
operating  expenses.  As a shareholder  of the Virtus  Balanced         The second  section  of the  accompanying  table  provides
Fund  (the  "Fund"),   you  incur  two  types  of  costs:   (1)    information about hypothetical  account values and hypothetical
transaction  costs,  including  sales  charges on  purchases of    expenses  based  on the  Fund's  actual  expense  ratio  and an
Class A shares and contingent deferred sales charges on Class B    assumed rate of return of 5% per year before expenses, which is
and Class C shares; and (2) ongoing costs, including investment    not your Fund's actual return. The hypothetical  account values
advisory  fees;   distribution  and  service  fees;  and  other    and  expenses  may not be used to  estimate  the actual  ending
expenses.  These  examples are intended to help you  understand    account  balance or expenses  you paid for the period.  You may
your ongoing costs (in dollars) of investing in the Fund and to    use this  information to compare the ongoing costs of investing
compare  these costs with the  ongoing  costs of  investing  in    in your  Fund  and  other  funds.  To do so,  compare  these 5%
other mutual funds.  These  examples are based on an investment    hypothetical  examples with the 5%  hypothetical  examples that
of $1,000  invested at the beginning of the period and held for    appear in the shareholder reports of the other funds.
the  entire  six-month  period.  The  following  Expense  Table
illustrates the Fund's costs in two ways.                               Please note that the  expenses  shown in the  accompanying table are meant to highlight your ongoing costs only and do not
ACTUAL EXPENSES                                                    reflect  any  transactional  costs,  such as sales  charges  or
                                                                   contingent  deferred  sales  charges.   Therefore,  the  second
     The  first  section  of the  accompanying  table  provides    section  of the  accompanying  table  is  useful  in  comparing
information  about actual account  values and actual  expenses.    ongoing  costs  only,  and  will not  help  you  determine  the
You may use the information in this section,  together with the    relative total costs of owning different funds. In addition, if
amount you  invested,  to estimate the  expenses  that you paid    those transactional costs were included,  your costs would have
over the period.  Simply  divide your  account  value by $1,000    been higher.  The calculations  assume no shares were bought or
(for example, an $8,600 account value divided by $1,000 = 8.6),    sold during the period.  Your actual costs may have been higher
then  multiply the result by the number in the first line under    or lower  depending on the amount of your investment and timing
the heading entitled  "Expenses Paid During Period" to estimate    of any purchases or redemptions.
the expenses you paid on your account during this period.


                                                                 2

                                                       VIRTUS BALANCED FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE
----------------------------------------------------------------------------------------------------------------------------------


                                                                            Beginning          Ending                    Expenses
                                                                             Account           Account      Annualized     Paid
                                                                              Value             Value         Expense     During
                                                                         October 1, 2009   March 31, 2010      Ratio      Period*
----------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                     $1,000.00         $1,073.80        1.08%      $5.58
Class B                                                                      1,000.00          1,069.50        1.83        9.44
Class C                                                                      1,000.00          1,069.50        1.83        9.44

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                      1,000.00          1,019.48        1.08        5.45
Class B                                                                      1,000.00          1,015.69        1.83        9.24
Class C                                                                      1,000.00          1,015.69        1.83        9.24

*    Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182)  expenses were accrued in the most recent fiscal  half-year,  then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more  information  about the Fund's expenses in the Financial  Statements  section that follows.  For additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                 3

VIRTUS BALANCED FUND                                                                                               TICKER SYMBOLS:
                                                                                                                   A Share: PHBLX
                                                                                                                   B Share: PBCBX
                                                                                                                   C Share: PSBCX

-    BALANCED FUND (THE "FUND") is diversified and has             HOW DID THE FIXED INCOME MARKET PERFORM DURING THE FUND'S
     investment objectives of reasonable income, long-term         FISCAL YEAR?
     capital growth and conservation of capital.
                                                                   -    Beginning in March 2009, the bond market experienced an
-    For the fiscal year ended March 31, 2010, the Fund's Class         explosive rally, particularly in the area of corporate
     A shares at NAV returned 35.82%, Class B shares returned           credit. The rally was driven by the extraordinary measures
     34.65% and Class C shares returned 34.69%. For the same            initiated by the world's central banks to control the 2008
     period, the S&P 500(R) Index, a broad-based equity index,          financial crisis. During the period, the riskiest assets
     returned 49.77%; the Barclays Capital U.S. Aggregate Bond          performed best. Distressed corporate bonds doubled in
     Index, a broad-based fixed income index, returned 7.69%;           value while risk-free Treasuries actually fell in price.
     and the Balanced Fund Composite Index, which is the Fund's         High-yield corporate bonds produced a 56% total return
     style-specific index appropriate for comparison, returned          over the period, while commercial mortgage-backed
     31.65%.                                                            securities returned 40%. Even high-grade corporate bonds
                                                                        performed strongly, producing a 25% total return.
     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF
     DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES.        -    The only bonds to exhibit a negative return were U.S.
     PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST              Treasuries, as interest rates rose by over 100 basis
     PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT          points. Government-related bonds also lagged, with
     PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE            agencies and agency-mortgage backed securities each
     SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL            producing a dismal 3%.
     FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE
     OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT virtus.com     WHAT FACTORS AFFECTED THE FUND'S EQUITY PORTFOLIO PERFORMANCE
     FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.    DURING ITS FISCAL YEAR?

HOW DID THE EQUITY MARKET PERFORM DURING THE FUND'S FISCAL         -    Given the strife the market had encountered in 2008 and
YEAR?                                                                   early 2009, the Fund managers believed that the prudent
                                                                        strategy was to position the fund into stocks that offered
-    The broad market was incredibly strong for the year ending         the best relative value. They believed that the best play
     March 31, 2010. The U.S. stock market made a major bottom          was to be found in companies with tangible assets and
     in early March of 2009, and has been in a powerful bull            earnings visibility. Two sectors that contained companies
     market rise since. The combination of easy monetary policy         exhibiting those qualities were Energy and Materials.
     and massive fiscal stimulus alleviated investor concerns           Also, there was still great uncertainty in the spring of
     about corporate bankruptcies. Many US companies, in the            2009, which persisted well into the fall, whether or not
     meantime, had cut costs dramatically, repaired balance             banks would be able to survive, and what the financial
     sheets, and pushed hard to increase worker productivity.           services industry would look like. Furthermore, the
     This vigilance led to greater profitability and higher             massive government involvement created a great deal of
     share prices in a variety of different stocks.                     doubt as to what would be left for shareholders of these
                                                                        stocks. Thus, the Fund managers generally avoided stocks
                                                                        within the Financial sector. Another area that looked like the road to recovery would be extended was Consumer
                                                                        Discretionary. The

              For information regarding the indexes and certain investment terms, see Key Investment Terms on page 6.


                                                                 4
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

VIRTUS BALANCED FUND (CONTINUED)

     American consumer, with massive debt, concern about job            ("CMBS"). CMBS, which had suffered dramatically in late
     loss, and squeezed by both lower wages and at the pump,            2008, rebounded strongly throughout the subsequent year,
     seemed ill equipped to spend money on anything other than          enhancing the contribution made by securitized bonds to
     necessities. As a result, the Fund managers deployed the           the Fund's performance.
     portfolio into Consumer Staples, some Health Care, a
     variety of Industrial stocks, Technology (with a business     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO
     bent), Energy and Materials. Areas that were under-weight     MANAGEMENT ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE
     versus the S&P were Financials, Consumer Discretionary and    COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME
     Utilities. Overall the Fund beat its peer group, but fell     BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS
     short of the S&P 500 Index, its benchmark over the full       INVESTMENT ADVICE.
     year. The more conservative strategy worked for several
     months, however, as the recovery took hold many bank          INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING MARKETS,
     stocks, retail stocks, and leisure stocks began to            INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL,
     recover. On an absolute basis it was still a tremendous       ACCOUNTING, ECONOMIC AND MARKET RISK. THE FUND MAY INVEST IN
     year for the Fund, and overall we are pleased with            HIGH-YIELD BONDS, WHICH MAY BE SUBJECT TO GREATER CREDIT AND
     performance. The Fund tends to have a lower                   MARKET RISKS. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL
     price-to-earnings ratio than the S&P 500 Index, which in      AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO
     the opinion of the managers tends to mean a less risky        DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF
     portfolio.                                                    LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM
                                                                   SECURITIES. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED
WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PORTFOLIO            COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN
PERFORMANCE DURING ITS FISCAL YEAR?                                INVESTING IN LARGER, MORE ESTABLISHED COMPANIES. INVESTING IN
                                                                   MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK.
-    The fixed income portfolio outperformed its benchmark by
     10.63% over the fiscal year, benefiting substantially from    ---------------------------------------------------------------
     its overweight to corporate credit. Both investment-grade
     and high-yield corporate bonds contributed to performance,                           ASSET ALLOCATIONS
     with financials taking the lead role. Throughout 2009, the                           -----------------
     Federal Government made a concerted effort to support the
     banking system, first by lowering interest rates and later    The following table presents the portfolio holdings within
     by injecting capital directly. In so doing, the Federal       certain sectors as a percentage of total investments at March
     Government was able to arrest the sector's downward price     31, 2010.
     spiral, and precipitate a rally that lasted throughout the
     year.                                                         Common Stocks                                               58%
                                                                      Energy                                            12%
-    Sector allocation also proved beneficial in the                  Information Technology                            11%
     securitized products sector. The Fund reduced its exposure       Consumer Staples                                   8%
     to agency mortgage-backed securities (which performed            All Other Sectors in Common Stocks                27%
     poorly), and simultaneously increased its weighting to        Corporate Bonds                                             18%
     commercial mortgage-backed securities                         Mortgage-Backed Securities                                  14%
                                                                   Other (includes short-term investments)                     10%
                                                                                                                              ---
                                                                   Total                                                      100%
                                                                                                                              ===

                                                                   ---------------------------------------------------------------

              For information regarding the indexes and certain investment terms, see Key Investment Terms on page 6.


                                                                 5
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

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)                                  REIT (REAL ESTATE INVESTMENT TRUST)
Represents shares of foreign companies traded in U.S. dollars      A publicly traded company that owns, develops and operates
on U.S. exchanges that are held by a bank or a trust. Foreign      income-producing real estate such as apartments, office
companies use ADRs in order to make it easier for Americans to     buildings, hotels, shopping centers and other commercial
buy their shares.                                                  properties.

BALANCED FUND COMPOSITE INDEX                                      S&P 500(R) INDEX
A composite index consisting of 60% S&P 500(R) Index and 40%       The S&P 500(R) Index is a free-float market
Barclays Capital U.S. Aggregate Bond Index.                        capitalization-weighted index of 500 of the largest U.S.
                                                                   companies. The index is calculated on a total return basis with
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                         dividends reinvested.
The Barclays Capital U.S. Aggregate Bond Index measures the
U.S. investment grade fixed rate bond market. The index is
calculated on a total return basis.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES
ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                 6

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/10
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Inception
                                                                   1           5           10            to           Inception
                                                                  Year       Years       Years        3/31/10            Date
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                         35.82%       3.10%       2.52%             --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                                       28.01        1.89        1.92              --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                         34.65        2.33        1.76              --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                      30.65        2.33        1.76              --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV AND WITH CDSC(4)                           34.69          --          --            2.51%         4/19/05
----------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                 49.77        1.92       -0.68            2.42(5)            --(5)
----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                        7.69        5.44        6.29            5.22(5)            --(5)
----------------------------------------------------------------------------------------------------------------------------------
COMPOSITE INDEX FOR BALANCED FUND                                31.65        3.64        2.40            3.86(5)            --(5)
----------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: 1.10%; B SHARES: 1.85%; C SHARES: 1.85%.
----------------------------------------------------------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF
TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE
DATA CURRENT TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST 18 MONTHS AND 0% THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS
     OF CLASS C SHARES, ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX RETURNS ARE FROM CLASS C SHARES INCEPTION DATE.

(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/22/09 AND MAY DIFFER FROM
     THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31
----------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 2000, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                                            Barclays Capital         Composite:
            Virtus Balanced Fund,   Virtus Balanced Fund,                    U.S. Aggregate      60% S&P 500 / 40%
                   Class A                 Class B          S&P 500 Index      Bond Index      Lehman Aggregate Bond
            ---------------------   ---------------------   -------------   ----------------   ---------------------
3/31/2000            9425                   10000               10000             10000                10000
3/30/2001            8859                    9328                7815             11253                 9079
3/28/2002            9320                    9741                7834             11855                 9323
3/31/2003            8188                    8489                5895             13241                 8274
3/31/2004           10127                   10431                7965             13956                10144
3/31/2005           10381                   10607                8496             14117                10603
3/31/2006           11133                   11297                9493             14435                11443
3/30/2007           12223                   12308               10616             15387                12560
3/31/2008           12025                   12009               10077             16567                12564
3/31/2009            8904                    8839                6239             17084                 9630
3/31/2010           12094                   11901                9344             18399                12678

              For information regarding the indexes and certain investment terms, see Key Investment Terms on page 6.


                                                                 7

                                                       VIRTUS BALANCED FUND
                                                      SCHEDULE OF INVESTMENTS
                                                          MARCH 31, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                           ----------  --------                                               ----------  --------
U.S. GOVERNMENT SECURITIES--7.9%                                   AGENCY--CONTINUED
U.S. Treasury Bond                                                 FNMA--continued
   3.500%, 2/15/39                         $   12,180  $  9,856       6.000%, 9/1/36                          $      716  $    764
U.S. Treasury Note                                                    5.500%, 11/1/36                              2,847     3,006
   1.000%, 12/31/11                             5,440     5,451       6.500%, 7/1/37                               2,206     2,393
   2.625%, 6/30/14                             11,205    11,371       6.000%, 10/1/37                              1,294     1,376
   3.250%, 12/31/16                             4,765     4,771       5.000%, 2/1/38                                 807       834
   4.750%, 8/15/17                              3,190     3,489       6.000%, 2/1/38                                 387       411
   3.625%, 2/15/20                             16,485    16,204       5.000%, 3/1/38                                 984     1,016
---------------------------------------------------------------       5.000%, 3/1/38                                 828       856
TOTAL U.S. GOVERNMENT SECURITIES                                      6.500%, 3/1/38                               6,518     7,185
(IDENTIFIED COST $50,997)                                51,142       5.000%, 4/1/38                               1,683     1,739
---------------------------------------------------------------       5.500%, 4/1/38                                 479       505
MUNICIPAL BONDS--0.0%                                                 5.000%, 5/1/38                               2,764     2,855
NEW JERSEY--0.0%                                                      5.500%, 6/1/38                               4,993     5,268
New Jersey Turnpike Authority Taxable                                 5.500%, 8/1/38                                  79        83
   Series B Prerefunded 1/1/15 @ 100                                  6.500%, 10/1/38                                339       368
   (AMBAC Insured) 4.252%, 1/1/16                   5         5       6.000%, 11/1/38                              1,513     1,609
---------------------------------------------------------------       6.000%, 3/1/39                               1,188     1,263
TOTAL MUNICIPAL BONDS                                              FNMA REMICs 03-42, HC 4.500%, 12/25/17            485       506
(IDENTIFIED COST $5)                                          5    GNMA
---------------------------------------------------------------       6.500%, 8/15/23                                 52        57
MORTGAGE-BACKED SECURITIES--13.9%                                     6.500%, 11/15/23                               486       524
AGENCY--10.7%                                                         6.500%, 11/15/23                               221       238
FHLMC                                                                 6.500%, 11/15/23                                82        88
   R010-AB                                                            6.500%, 12/15/23                                68        74
   5.500%, 12/15/19                               971     1,016       6.500%, 12/15/23                                46        49
   5.000%, 1/1/35                               8,476     8,810       6.500%, 12/15/23                                57        61
   5.000%, 7/1/35                                 176       183       6.500%, 1/15/24                                172       187
   5.000%, 12/1/35                              1,289     1,334       6.500%, 1/15/24                                 50        54
FHLMC REMICs                                                          6.500%, 1/15/24                                 55        60
   JA-2777 4.500%, 11/15/17                       404       420       6.500%, 1/15/24                                185       201
   CH-2904 4.500%, 4/15/19                      1,204     1,257       6.500%, 1/15/24                                 21        23
FNMA                                                                  6.500%, 1/15/24                                  7         7
   6.000%, 5/1/17                                 139       150       6.500%, 2/15/24                                301       326
   4.500%, 12/1/18                              1,367     1,420       6.500%, 2/15/24                                 97       105
   4.500%, 4/1/19                                 290       304       6.500%, 2/15/24                                 34        37
   4.000%, 7/1/19                                  52        54       6.500%, 2/15/24                                 11        12
   4.000%, 6/1/20                                 905       921       6.500%, 3/15/24                                 76        83
   4.500%, 11/1/20                              2,075     2,155       6.500%, 3/15/24                                179       194
   6.000%, 12/1/32                                310       337       6.500%, 4/15/24                                323       351
   6.000%, 10/1/34                                233       252       6.500%, 4/15/24                                 21        22
   6.000%, 11/1/34                              8,863     9,563       6.500%, 4/15/24                                 54        59
   6.000%, 5/1/35                                 442       473       6.500%, 4/15/24                                 13        14
   5.500%, 3/1/36                               4,078     4,311       6.500%, 5/15/24                                  7         8
                                                                      6.500%, 1/15/26                                 19        21
                                                                      6.500%, 1/15/26                                 50        55
                                                                      6.500%, 1/15/26                                163       177





                                                 See Notes to Financial Statements


                                                                 8

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                           ----------  --------                                               ----------  --------
AGENCY--CONTINUED                                                  NON-AGENCY--CONTINUED
GNMA--continued                                                    Greenwich Capital Commercial Funding
   6.500%, 2/15/26                         $       50  $     54       Corp.
   6.500%, 3/15/26                                 76        83       07-GG9, A4 5.444%, 3/10/39              $    2,505  $  2,436
   6.500%, 3/15/26                                 90        98    Lehman Brothers -- UBS Commercial
   6.500%, 4/15/26                                 24        27       Mortgage Trust
   6.500%, 4/15/26                                112       122       06-C7, A3 5.347%, 11/15/38                   2,230     2,238
   6.500%, 6/15/28                                 15        17    Morgan Stanley Capital I
   6.500%, 6/15/28                                 21        23       04-T15, A3 5.030%, 6/13/41                     555       576
   6.500%, 7/15/31                                138       151       06-T23, A4 5.811%, 8/12/41(3)                1,255     1,328
   6.500%, 11/15/31                                20        22       07-T27, A4 5.649%, 6/11/42(3)                1,250     1,293
   6.500%, 2/15/32                                 27        30       05-IQ9, A3 4.540%, 7/15/56                     715       717
   6.500%, 3/15/32                                 29        32    Wachovia Bank Commercial Mortgage Trust
   6.500%, 4/15/32                                 49        54       05-C19, A5 4.661%, 5/15/44                   3,613     3,714
   6.000%, 8/15/32                                351       381       07-C34, A3 5.678%, 5/15/46                   1,400     1,348
                                                       --------                                                           --------
                                                         69,178                                                             21,016
                                                       --------    ---------------------------------------------------------------
NON-AGENCY--3.2%                                                   TOTAL MORTGAGE-BACKED SECURITIES
Banc of America Commercial Mortgage, Inc.                          (IDENTIFIED COST $87,323)                                90,194
   05-1, A4 5.039%, 11/10/42(3)                   320       332    ---------------------------------------------------------------
   04-6, A5 4.811%, 12/10/42                      445       455    ASSET-BACKED SECURITIES--0.0%
   08-1, A4 6.182%, 2/10/51(3)                     85        85    Associates Manufactured Housing
Bear Stearns Commercial Mortgage                                      Pass-Through-Certificate
   Securities                                                         97-2, A6 7.075%, 3/15/28(3)                    298       299
   04-T16, A6 4.750%, 2/13/46(3)                  240       244    ---------------------------------------------------------------
Commercial Mortgage Pass-Through                                   TOTAL ASSET-BACKED SECURITIES
   Certificates                                                    (IDENTIFIED COST $298)                                      299
   05-C6, A4 5.168%, 6/10/44                      375       394    ---------------------------------------------------------------
   07-C9, A4 5.816%, 12/10/49(3)                  420       420    CORPORATE BONDS--17.5%
Credit Suisse Mortgage Capital                                     CONSUMER DISCRETIONARY--2.2%
   Certificates                                                    Affinion Group, Inc.
   06-C1, A4 5.549%, 2/15/39(3)                 1,950     2,010       10.125%, 10/15/13                              860       886
   06-C1, A3 5.549%, 2/15/39(3)                   575       596    Avis Budget Car Rental LLC/Avis Budget
   06-C4, A3 5.467%, 9/15/39                    2,435     2,339       Finance, Inc.
   06-C5, A3 5.311%, 12/15/39                     520       491       7.625%, 5/15/14                                815       811
                                                                   Comcast Corp.
                                                                      5.700%, 7/1/19                               2,385     2,490

                                                 See Notes to Financial Statements


                                                                 9

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                           ----------  --------                                               ----------  --------
CONSUMER DISCRETIONARY--CONTINUED                                  CONSUMER STAPLES--CONTINUED
COX Communications, Inc.                                           Lorillard Tobacco Co.
   144A 6.250%, 6/1/18(4)                  $      800  $    851       8.125%, 6/23/19                         $    1,160  $  1,278
Fortune Brands, Inc.                                               Reynolds American, Inc.
   3.000%, 6/1/12                               1,050     1,052       7.300%, 7/15/15                                950     1,046
Hasbro, Inc.                                                                                                              --------
   6.300%, 9/15/17                                775       830                                                             11,704
Nebraska Book Co., Inc.                                                                                                   --------
   10.000%, 12/1/11                             1,330     1,380    ENERGY--1.4%
Royal Caribbean Cruises Ltd.                                       Aquilex Holdings LLC/Aquilex Finance
   7.250%, 6/15/16                                875       868       Corp. 144A
Scientific Games International, Inc. 144A                             11.125%, 12/15/16(4)                           180       194
   9.250%, 6/15/19(4)                             270       288    Buckeye Partners LP
Time Warner Cable, Inc.                                               6.050%, 1/15/18                                250       265
   3.500%, 2/1/15                                 170       170    Enterprise Products Operating LLC
   5.850%, 5/1/17                                 435       466       7.625%, 2/15/12                                420       463
   5.000%, 2/1/20                               1,080     1,065    Harvest Operations Corp.
UPC Germany GmbH 144A                                                 7.875%, 10/15/11                             1,085     1,107
   8.125%, 12/1/17(4)                           1,285     1,332    Kinder Morgan Finance Co.
Valassis Communications, Inc.                                         5.700%, 1/5/16                               2,420     2,384
   8.250%, 3/1/15                                 660       681    Petroleos Mexicanos 144A
Videotron Ltee                                                        4.875%, 3/15/15(4)                             655       673
   6.375%, 12/15/15                               650       658    Petropower I Funding Trust 144A
WMG Holdings Corp.                                                    7.360%, 2/15/14(4)                             977       964
   9.500%, 12/15/14(3)                            645       653    Plains All American Pipeline LP/PAA
                                                       --------       Finance Corp.
                                                         14,481       4.250%, 9/1/12                                 235       244
                                                       --------    Rowan Cos., Inc.
CONSUMER STAPLES--1.8%                                                7.875%, 8/1/19                                 430       492
Alliance One International, Inc. 144A                              Shell International Finance BV
   10.000%, 7/15/16(4)                            835       877       4.375%, 3/25/20                              1,225     1,214
Altria Group, Inc.                                                    5.500%, 3/25/40                              1,225     1,201
   9.250%, 8/6/19                               2,160     2,625                                                           --------
Anheuser-Busch Inbev Worldwide, Inc.                                                                                         9,201
   3.000%, 10/15/12                             1,025     1,052                                                           --------
ASG Consolidated LLC/ASG Finance, Inc.                             FINANCIALS--7.4%
   11.500%, 11/1/11(3)                            870       879    American Express Co.
B&G Foods, Inc.                                                       7.250%, 5/20/14                              1,150     1,303
   7.625%, 1/15/18                                130       133    Bank of America Corp.
Delhaize Group                                                        5.750%, 8/15/16                              1,290     1,321
   6.500%, 6/15/17                              1,250     1,380       5.650%, 5/1/18                               1,295     1,310
Kraft Foods, Inc.                                                  Bank of New York/Mellon Corp. (The)
   5.625%, 11/1/11                              1,240     1,317       4.950%, 11/1/12                                950     1,030
   2.625%, 5/8/13                                 425       428    Barclays Bank plc Series 1,
   6.125%, 2/1/18                                 630       689       5.000%, 9/22/16                              2,105     2,164
                                                                   Bear Stearns Cos., Inc. LLC (The)
                                                                      7.250%, 2/1/18                                 900     1,040

                                                 See Notes to Financial Statements


                                                                10

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                           ----------  --------                                               ----------  --------
FINANCIALS--CONTINUED                                              FINANCIALS--CONTINUED
Capital One Financial Corp.                                        Prudential Financial, Inc.
   7.375%, 5/23/14                         $    1,225  $  1,400       3.625%, 9/17/12                            $ 1,705  $  1,753
Capital One Capital VI                                             Rabobank Nederland NV 144A
   8.875%, 5/15/40                                380       414       11.000%, 12/31/49(3)(4)                      1,040     1,338
Citigroup, Inc.                                                    Regions Financial Corp.
   5.000%, 9/15/14                                910       909       0.455%, 6/26/12(3)                           2,215     2,025
   5.500%, 10/15/14                             1,225     1,268    Royal Bank of Scotland Group plc
   4.875%, 5/7/15                               1,235     1,219       6.400%, 10/21/19                               550       550
Credit Suisse New York                                             Simon Property Group LP
   5.000%, 5/15/13                                900       967       6.750%, 5/15/14                              1,260     1,378
CVS Pass-Through Trust 144A                                        SunTrust Banks, Inc.
   7.507%, 1/10/32(4)                             374       416       5.250%, 11/5/12                              1,290     1,361
Developers Diversified Realty Corp.                                Teachers Insurance & Annuity Association
   5.000%, 5/3/10                               2,195     2,198       of America 144A
Ford Motor Credit Co. LLC                                             6.850%, 12/16/39(4)                            580       629
   7.500%, 8/1/12                                 685       710    UBS Preferred Funding Trust I
General Electric Capital Corp.                                        8.622%, 10/29/49(3)                            710       703
   2.800%, 1/8/13                               1,570     1,589    Wachovia Bank NA
   5.500%, 1/8/20                               1,380     1,408       5.000%, 8/15/15                                600       622
GMAC, Inc.                                                         Wachovia Corp.
   0.000%, 6/15/15                                690       445       4.875%, 2/15/14                              1,145     1,186
Icahn Enterprises LP/Icahn Enterprises                             Westfield Capital Corp. Ltd./Westfield
   Finance Corp.                                                      Finance Authority
   144A 8.000%, 1/15/18(4)                      1,550     1,502       144A 4.375%, 11/15/10(4)                       175       178
ING Capital Funding Trust III                                         144A 5.125%, 11/15/14(4)                     1,175     1,210
   8.439%, 12/31/49(3)                          1,260     1,197                                                           --------
International Lease Finance Corp.                                                                                           48,047
   144A 8.625%, 9/15/15(4)                        125       128                                                           --------
   144A 8.750%, 3/15/17(4)                        590       605    HEALTH CARE--0.5%
JPMorgan Chase & Co.                                               Boston Scientific Corp.
   5.125%, 9/15/14                                970     1,025       6.000%, 1/15/20                                515       488
   3.700%, 1/20/15                                785       790    Express Scripts, Inc.
   Series 1,                                                          5.250%, 6/15/12                              1,250     1,333
   7.900%, 12/31/49(3)                            536       571    Novartis Capital Corp.
Macquarie Group Ltd. 144A                                             1.900%, 4/24/13                                180       180
   7.300%, 8/1/14(4)                            2,410     2,691    Talecris Biotherapeutics Holdings Corp.
Metropolitan Life Global Funding I 144A                               144A
   2.875%, 9/17/12(4)                           1,445     1,469       7.750%, 11/15/16(4)                            720       727
Morgan Stanley                                                     Thermo Fisher Scientific, Inc. 144A
   6.000%, 4/28/15                              1,150     1,232       2.150%, 12/28/12(4)                            500       498
   6.625%, 4/1/18                               1,175     1,253                                                           --------
Northern Trust Co. (The)                                                                                                     3,226
   6.500%, 8/15/18                                800       895                                                           --------
PNC Funding Corp.
   5.125%, 2/8/20                                 640       645

                                                 See Notes to Financial Statements


                                                                11

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                           ----------  --------                                               ----------  --------
INDUSTRIALS--0.7%                                                  TELECOMMUNICATION SERVICES--CONTINUED
Corrections Corp. of America                                       France Telecom SA
   7.750%, 6/1/17                             $ 1,185  $  1,244       4.375%, 7/8/14                          $      410  $    432
Hutchison Whampoa International Ltd. 144A                          GCI, Inc. 144A
   5.750%, 9/11/19(4)                             525       545       8.625%, 11/15/19(4)                            425       435
Pitney Bowes, Inc.                                                 Global Crossing Ltd. 144A
   4.750%, 5/15/18                              1,250     1,262       12.000%, 9/15/15(4)                            655       730
Travelport LLC                                                     NII Capital Corp. 144A
   9.875%, 9/1/14                               1,155     1,213       8.875%, 12/15/19(4)                          1,055     1,097
Waste Management, Inc.                                             Qwest Corp.
   5.000%, 3/15/14                                175       186       7.875%, 9/1/11                               1,885     1,998
                                                       --------       6.500%, 6/1/17                                 570       594
                                                          4,450    Sprint Capital Corp.
                                                       --------       8.375%, 3/15/12                              1,955     2,043
INFORMATION TECHNOLOGY--0.5%                                       Telecom Italia Capital SA
Fiserv, Inc.                                                          6.999%, 6/4/18                               1,000     1,082
   6.125%, 11/20/12                             1,220     1,328       7.175%, 6/18/19                              1,170     1,263
Intuit, Inc.                                                       Telefonica Emisiones SAU
   5.750%, 3/15/17                                221       234       5.877%, 7/15/19                                860       921
Viasat, Inc. 144A                                                  Virgin Media Finance plc
   8.875%, 9/15/16(4)                             120       123       8.375%, 10/15/19                               475       490
Xerox Corp.                                                        Windstream Corp.
   4.250%, 2/15/15                                795       801       7.000%, 3/15/19                              1,420     1,331
   6.750%, 2/1/17                               1,040     1,148                                                           --------
                                                       --------                                                             13,066
                                                          3,634                                                           --------
                                                       --------    UTILITIES--0.4%
MATERIALS--0.6%                                                    AmeriGas Partners LP
Ball Corp.                                                            7.250%, 5/20/15                              1,000     1,020
   6.750%, 9/15/20                                345       353    CMS Energy Corp.
Boise Paper Holdings LLC 144A                                         6.250%, 2/1/20                                 885       879
   8.000%, 4/1/20(4)                               75        75    FirstEnergy Solutions Corp.
Dow Chemical Co. (The)                                                6.050%, 8/15/21                                480       481
   6.000%, 10/1/12                              1,240     1,350                                                           --------
   5.900%, 2/15/15                              1,080     1,169                                                              2,380
Holcim U.S. Finance S.A.R.L. & Cie S.C.S                           ---------------------------------------------------------------
   144A 6.000%, 12/30/19(4)                       515       535    TOTAL CORPORATE BONDS
Huntsman International LLC                                         (IDENTIFIED COST $109,395)                              114,021
   144A 8.625%, 3/15/20(4)                        150       151    ---------------------------------------------------------------
Solutia, Inc.
   7.875%, 3/15/20                                195       199                                                 SHARES
                                                       --------                                               ----------
                                                          3,832    PREFERRED STOCK--0.0%
                                                       --------    FINANCIALS--0.0%
TELECOMMUNICATION SERVICES--2.0%                                   GMAC, Inc. Series G Pfd.
Citizen Communications Co.                                            7.00% 144A(4)                                  181       138
   6.250%, 1/15/13                                640       650    ---------------------------------------------------------------
                                                                   TOTAL PREFERRED STOCK
                                                                   (IDENTIFIED COST $57)                                       138
                                                                   ---------------------------------------------------------------

                                                 See Notes to Financial Statements


                                                                12

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                             SHARES      VALUE                                                  SHARES      VALUE
                                           ----------  --------                                               ----------  --------
COMMON STOCKS--57.7%                                               INDUSTRIALS--CONTINUED
CONSUMER DISCRETIONARY--1.4%                                       Foster Wheeler AG(2)                          266,000  $  7,219
McDonald's Corp.                              140,000  $  9,341    L-3 Communications Holdings, Inc.              89,000     8,155
                                                       --------    Union Pacific Corp.                           115,000     8,429
CONSUMER STAPLES--7.8%                                                                                                    --------
Altria Group, Inc.                            430,000     8,824                                                             49,074
Bunge Ltd.                                    120,000     7,396                                                           --------
Clorox Co. (The)                              139,000     8,915    INFORMATION TECHNOLOGY--10.5%
Costco Wholesale Corp.                        132,000     7,882    Cisco Systems, Inc.(2)                        333,000     8,668
PepsiCo, Inc.                                 135,000     8,931    Corning, Inc.                                 440,000     8,892
Philip Morris International, Inc.             167,000     8,711    Hewlett-Packard Co.                           167,000     8,876
                                                       --------    International Business Machines Corp.          66,000     8,465
                                                         50,659    Microsoft Corp.                               286,000     8,371
                                                       --------    Nokia Oyj Sponsored ADR                       551,000     8,563
ENERGY--11.6%                                                      QUALCOMM, Inc.                                195,600     8,213
Chesapeake Energy Corp.                       315,000     7,447    Research In Motion Ltd.(2)                    113,000     8,356
Chevron Corp.                                 107,000     8,114                                                           --------
ConocoPhillips                                156,000     7,982                                                             68,404
Halliburton Co.                               276,000     8,316                                                           --------
Massey Energy Co.                             159,000     8,314    MATERIALS--5.2%
Occidental Petroleum Corp.                    101,000     8,539    Alcoa, Inc.                                   594,000     8,458
Petroleo Brasileiro SA ADR                    185,000     8,231    Freeport-McMoRan Copper & Gold, Inc.           98,000     8,187
Valero Energy Corp.                           439,000     8,648    Nucor Corp.                                   185,000     8,395
Williams Cos., Inc. (The)                     423,000     9,771    Potash Corp. of Saskatchewan, Inc.             72,000     8,593
                                                       --------                                                           --------
                                                         75,362                                                             33,633
                                                       --------                                                           --------
FINANCIALS--2.6%                                                   TELECOMMUNICATION SERVICES--2.5%
Goldman Sachs Group, Inc. (The)                47,000     8,019    AT&T, Inc.                                    333,000     8,604
Hudson City Bancorp, Inc.                     617,700     8,747    Verizon Communications, Inc.                  248,000     7,693
                                                       --------                                                           --------
                                                         16,766                                                             16,297
                                                       --------                                                           --------
HEALTH CARE--7.5%                                                  UTILITIES--1.1%
Biogen Idec, Inc.(2)                          146,000     8,375    Exelon Corp.                                  170,000     7,448
Gilead Sciences, Inc.(2)                      171,000     7,777    ---------------------------------------------------------------
Johnson & Johnson                             125,000     8,150    TOTAL COMMON STOCKS
Shire plc ADR                                 125,000     8,245    (IDENTIFIED COST $284,711)                              375,590
St. Jude Medical, Inc.(2)                     201,000     8,251    ---------------------------------------------------------------
UnitedHealth Group, Inc.                      239,000     7,808    EXCHANGE TRADED FUNDS--1.3%
                                                       --------    PowerShares Deutsche Bank Agriculture
                                                         48,606       Fund(2)                                    336,000     8,145
                                                       --------    ---------------------------------------------------------------
INDUSTRIALS--7.5%                                                  TOTAL EXCHANGE TRADED FUNDS
Caterpillar, Inc.                             135,000     8,485    (IDENTIFIED COST $8,340)                                  8,145
Continental Airlines, Inc. Class B(2)         411,000     9,030    ---------------------------------------------------------------
DryShips, Inc.(2)                           1,328,000     7,756    TOTAL LONG-TERM INVESTMENTS--98.3%
                                                                   (IDENTIFIED COST $541,126)                              639,534
                                                                   ---------------------------------------------------------------

                                                 See Notes to Financial Statements


                                                                13

                                                       VIRTUS BALANCED FUND
                                               SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

                                             SHARES      VALUE
                                           ----------  --------
SHORT-TERM INVESTMENTS--1.5%                                       COUNTRY WEIGHTINGS as of 3/31/10+
MONEY MARKET MUTUAL FUNDS--1.5%                                    --------------------------------------------------------------
BlackRock Liquidity Funds TempFund                                 United States (includes short-term investments)             86%
   Portfolio -- Institutional Shares                               Canada                                                       3
   (seven-day effective yield 0.119%)       9,772,294  $  9,772    Bermuda                                                      2
---------------------------------------------------------------    United Kingdom                                               2
TOTAL SHORT-TERM INVESTMENTS                                       Brazil                                                       1
(IDENTIFIED COST $9,772)                                  9,772    Finland                                                      1
---------------------------------------------------------------    Switzerland                                                  1
TOTAL INVESTMENTS--99.8%                                           Other                                                        4
(IDENTIFIED COST $550,898)                              649,306(1) --------------------------------------------------------------
Other Assets and Liabilities--0.2%                        1,075    Total                                                      100%
                                                       --------    --------------------------------------------------------------
NET ASSETS--100.0%                                     $650,381
                                                       ========    +    % of total investments as of March 31, 2010

ABBREVIATIONS:
ADR    American Depositary Receipt
AMBAC  American Municipal Bond Assurance Corporation
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA   Federal National Mortgage Association ("Fannie Mae")
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2010, see the Federal Income Tax Information Note 8 in the
     Notes to Financial Statements.

(2)  Non-income producing.

(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $20,399 or 3.1% of net assets.

                        Security abbreviation definitions are located under Key Investment Terms on page 6.

                                                 See Notes to Financial Statements


                                                                14

                                                       VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                          MARCH 31, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                                                                                    Level 2 -     Level 3 -
                                                                                                  Significant    Significant
                                                                 Total Value at     Level 1 -      Observable   Unobservable
                                                                 March 31, 2010   Quoted Prices      Inputs        Inputs
                                                                 --------------   -------------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities                                       $ 51,142         $     --       $ 51,142         $--
   Asset-Backed Securities                                               299               --            299          --
   Mortgage-Backed Securities                                         90,194               --         90,194          --
   Municipal Securities                                                    5               --              5          --
   Corporate Debt                                                    114,021               --        114,021          --
Equity Securities:
   Preferred Stock                                                       138              138             --          --
   Common Stocks                                                     375,590          375,590             --          --
   Exchange Traded Funds                                               8,145            8,145             --          --
   Short-Term Investments                                              9,772            9,772             --          --
                                                                    --------         --------       --------         ---
   Total Investments                                                $649,306         $393,645       $255,661         $--
                                                                    ========         ========       ========         ===

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                   Corporate
                                                                                                     Debt
                                                                                                   ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF MARCH 31, 2009 ...................................................................    $1,056
Accrued discounts/premiums(a) ..................................................................         3
Realized gain (loss)(b) ........................................................................        --
Change in unrealized appreciation (depreciation)(b) ............................................       114
Net purchases (sales)(d) .......................................................................      (209)
Transfers in and/or out of Level 3(c) ..........................................................      (964)
                                                                                                    ------
BALANCE AS OF MARCH 31, 2010 ...................................................................    $   --
                                                                                                    ======

(a)  Disclosed in the Statement of Operations under interest income.

(b)  Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment  security where a change in the pricing level occurred from the beginning to the end of the period.

(d)  Includes paydowns.

Level 3 securities are without an active market or market participants and therefore are internally fair valued.  These internally fair valued  securities  derive their  valuation  based on the review of inputs such as, but not limited to,  similar  securities, liquidity factors, capital structure, and credit analysis.
                                                 See Notes to Financial Statements


                                                                15

                                                       VIRTUS BALANCED FUND
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                          MARCH 31, 2010

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) .................................................................   $   649,306
Receivables
   Dividends and interest ............................................................................         2,864
   Investment securities sold ........................................................................           388
   Fund shares sold ..................................................................................             4
Prepaid expenses .....................................................................................            40
                                                                                                         -----------
      Total assets ...................................................................................       652,602
                                                                                                         -----------
LIABILITIES
Payables
   Fund shares repurchased ...........................................................................         1,047
   Investment securities purchased ...................................................................           379
   Investment advisory fee ...........................................................................           304
   Distribution and service fees .....................................................................           169
   Administration fee ................................................................................            47
   Transfer agent fees and expenses ..................................................................           130
   Professional fees .................................................................................            32
   Trustees' fee and expenses ........................................................................             8
   Other accrued expenses ............................................................................           105
                                                                                                         -----------
      Total liabilities ..............................................................................         2,221
                                                                                                         -----------
NET ASSETS ...........................................................................................   $   650,381
                                                                                                         ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ..................................................   $   668,939
   Accumulated undistributed net investment income (loss) ............................................           439
   Accumulated undistributed net realized gain (loss) ................................................      (117,405)
   Net unrealized appreciation (depreciation) on investments .........................................        98,408
                                                                                                         -----------
NET ASSETS ...........................................................................................   $   650,381
                                                                                                         ===========

CLASS A
Net asset value (net assets/shares outstanding) per share ............................................   $     12.54
Maximum offering price per share NAV/(1-5.75%) .......................................................   $     13.31
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................    47,936,873
Net Assets ...........................................................................................   $   601,065

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     12.48
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................       368,039
Net Assets ...........................................................................................   $     4,594

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     12.47
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................     3,586,086
Net Assets ...........................................................................................   $    44,722

(1) Investment in securities at cost .................................................................   $   550,898

                                                See Notes to Financial Statements


                                                                16

                              VIRTUS BALANCED FUND
                            STATEMENT OF OPERATIONS
                                   YEAR ENDED
                                 MARCH 31, 2010

                            (Reported in thousands)

INVESTMENT INCOME
   Interest ........................................................................................   $ 11,965
   Dividends .......................................................................................      8,026
   Foreign taxes withheld ..........................................................................        (83)
                                                                                                       --------
      Total investment income ......................................................................     19,908
                                                                                                       --------
EXPENSES
   Investment advisory fees ........................................................................      3,481
   Service fees, Class A ...........................................................................      1,460
   Distribution and service fees, Class B ..........................................................         56
   Distribution and service fees, Class C ..........................................................        433
   Administration fees .............................................................................        538
   Transfer agent fees and expenses ................................................................        943
   Printing fees and expenses ......................................................................        249
   Professional fees ...............................................................................         68
   Custodian fees ..................................................................................         59
   Trustees fee and expenses .......................................................................         56
   Registration fees ...............................................................................         47
   Miscellaneous expenses ..........................................................................        104
                                                                                                       --------
      Total expenses ...............................................................................      7,494
                                                                                                       --------
NET INVESTMENT INCOME (LOSS) .......................................................................     12,414
                                                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .........................................................     31,617
   Net realized gain (loss) on foreign currency transactions .......................................          1
   Net change in unrealized appreciation (depreciation) on investments .............................    144,215
   Net change in unrealized appreciation (depreciation) on foreign currency translation ............         --(1)
                                                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS .....................................................................    175,833
                                                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................   $188,247
                                                                                                       ========

(1)  Amount is less than $500 (not reported in thousands).

                                                 See Notes to Financial Statements


                                                                17

                              VIRTUS BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                            (Reported in thousands)

                                                                                                   Year Ended       Year Ended
                                                                                                 March 31, 2010   March 31, 2009
                                                                                                 --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..............................................................     $  12,414        $  21,305
   Net realized gain (loss) ..................................................................        31,618         (146,122)
   Net change in unrealized appreciation (depreciation) ......................................       144,215          (85,888)
                                                                                                   ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................       188,247         (210,705)
                                                                                                   ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ............................................................       (11,811)         (20,336)
   Net investment income, Class B ............................................................           (72)            (202)
   Net investment income, Class C ............................................................          (566)          (1,155)
   Net realized long-term gains, Class A .....................................................            --           (2,742)
   Net realized long-term gains, Class B .....................................................            --              (39)
   Net realized long-term gains, Class C .....................................................            --             (206)
                                                                                                   ---------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................       (12,449)         (24,680)
                                                                                                   ---------        ---------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (882 and 978 shares, respectively) ................................................        10,092           11,036
   Class B (27 and 64 shares, respectively) ..................................................           316              711
   Class C (37 and 52 shares, respectively) ..................................................           415              551
REINVESTMENT OF DISTRIBUTIONS
   Class A (909 and 1,850 shares, respectively) ..............................................        10,538           20,839
   Class B (6 and 19 shares, respectively) ...................................................            67              219
   Class C (40 and 101 shares, respectively) .................................................           459            1,132
SHARES REPURCHASED
   Class A (7,784 and 9,700 shares, respectively) ............................................       (89,960)        (108,927)
   Class B (291 and 371 shares, respectively) ................................................        (3,324)          (4,233)
   Class C (475 and 777 shares, respectively) ................................................        (5,445)          (8,695)
                                                                                                   ---------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................       (76,842)         (87,367)
                                                                                                   ---------        ---------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ..................................................................             2               --
                                                                                                   ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        98,958         (322,752)
                                                                                                   ---------        ---------
NET ASSETS
Beginning of year ............................................................................       551,423          874,175
                                                                                                   ---------        ---------
END OF YEAR ..................................................................................     $ 650,381        $ 551,423
                                                                                                   =========        =========
Accumulated undistributed net investment income (loss) at end of period ......................     $     439        $     385

(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc.
     settlements.

                                                 See Notes to Financial Statements


                                                                18

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS BALANCED FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                    NET                       NET
                                                   ASSET        NET         REALIZED      TOTAL       DIVIDENDS   DISTRIBUTIONS
                                                   VALUE,    INVESTMENT       AND         FROM        FROM NET       FROM NET
                                                 BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT      REALIZED
                                                 OF PERIOD    (LOSS)(1)   GAIN (LOSS)   OPERATIONS     INCOME         GAINS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 3/31/10                                 $ 9.42        0.23          3.12         3.35        (0.23)           --
4/1/08 to 3/31/09                                  13.19        0.35         (3.71)       (3.36)       (0.36)        (0.05)
11/1/07 to 3/31/08                                 15.48        0.16         (1.28)       (1.12)       (0.19)        (0.98)
11/1/06 to 10/31/07                                15.74        0.35          1.16         1.51        (0.35)        (1.42)
11/1/05 to 10/31/06                                14.55        0.34          1.53         1.87        (0.34)        (0.34)
11/1/04 to 10/31/05                                14.98        0.32          0.18         0.50        (0.32)        (0.61)

CLASS B
4/1/09 to 3/31/10                                 $ 9.39        0.15          3.09         3.24        (0.15)           --
4/1/08 to 3/31/09                                  13.13        0.26         (3.67)       (3.41)       (0.28)        (0.05)
11/1/07 to 3/31/08                                 15.41        0.11         (1.27)       (1.16)       (0.14)        (0.98)
11/1/06 to 10/31/07                                15.69        0.24          1.13         1.37        (0.23)        (1.42)
11/1/05 to 10/31/06                                14.50        0.23          1.53         1.76        (0.23)        (0.34)
11/1/04 to 10/31/05                                14.93        0.21          0.18         0.39        (0.21)        (0.61)

CLASS C
4/1/09 to 3/31/10                                 $ 9.38        0.14          3.10         3.24        (0.15)           --
4/1/08 to 3/31/09                                  13.12        0.26         (3.67)       (3.41)       (0.28)        (0.05)
11/1/07 to 3/31/08                                 15.40        0.11         (1.27)       (1.16)       (0.14)        (0.98)
11/1/06 to 10/31/07                                15.68        0.23          1.14         1.37        (0.23)        (1.42)
11/1/05 to 10/31/06                                14.49        0.23          1.53         1.76        (0.23)        (0.34)
4/19/05(5) to 10/31/05                             14.47        0.10          0.01         0.11        (0.09)           --

(1)  Computed using average shares outstanding.

(2)  Sales charges are not reflected in total return calculation.

(3)  Annualized.

(4)  Not annualized.

(5)  Inception date.

(6)  The Fund may invest in other funds and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

                                                 See Notes to Financial Statements


                                                                20

                                                                                RATIO OF NET
                           NET                       NET                         INVESTMENT
                CHANGE    ASSET                    ASSETS,         RATIO OF     INCOME (LOSS)
                IN NET   VALUE,                    END OF        EXPENSES TO      TO AVERAGE    PORTFOLIO
    TOTAL        ASSET   END OF     TOTAL          PERIOD          AVERAGE           NET         TURNOVER
DISTRIBUTIONS    VALUE   PERIOD   RETURN(2)    (IN THOUSANDS)   NET ASSETS(6)       ASSETS         RATE
---------------------------------------------------------------------------------------------------------
    (0.23)       3.12    $12.54    35.82%        $  601,065        1.13%           2.02%          111%
    (0.41)      (3.77)     9.42   (25.95)           508,204        1.10            3.02            91
    (1.17)      (2.29)    13.19    (7.62)(4)        801,724        1.12(3)         2.65(3)         21(4)
    (1.77)      (0.26)    15.48    10.26            919,363        1.12            2.31            54
    (0.68)       1.19     15.74    13.29            973,751        1.08            2.29            78
    (0.93)      (0.43)    14.55     3.21          1,000,790        1.05            2.16            58


    (0.15)       3.09    $12.48    34.65%        $    4,594        1.88%           1.29%          111%
    (0.33)      (3.74)     9.39   (26.40)             5,869        1.85            2.24            91
    (1.12)      (2.28)    13.13    (7.94)(4)         11,992        1.87(3)         1.91(3)         21(4)
    (1.65)      (0.28)    15.41     9.41             15,013        1.87            1.58            54
    (0.57)       1.19     15.69    12.43             20,676        1.83            1.54            78
    (0.82)      (0.43)    14.50     2.47             19,970        1.80            1.39            58


    (0.15)       3.09    $12.47    34.69%        $   44,722        1.88%           1.27%          111%
    (0.33)      (3.74)     9.38   (26.42)            37,350        1.85            2.26            91
    (1.12)      (2.28)    13.12    (7.94)(4)         60,459        1.87(3)         1.91(3)         21(4)
    (1.65)      (0.28)    15.40     9.42             71,326        1.87            1.56            54
    (0.57)       1.19     15.68    12.44             76,874        1.83            1.54            78
    (0.09)       0.02     14.49     0.75(4)          81,111        1.80(3)         1.22(3)         58(4)

                       See Notes to Financial Statements


                                                                21

                                                       VIRTUS BALANCED FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                          MARCH 31, 2010

1.   ORGANIZATION
     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company
     Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 12 funds of the Trust are offered for sale, of which the Balanced Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund summary page.

     The Fund offers Class A shares and Class C shares. Effective December 1, 2009 (the "Closing Date"), Class B Shares of the
     Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying
     Transactions (for information regarding Qualifying Transactions refer to the Fund's prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month proceeding the month in which the purchase was made.

     Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

     A.   SECURITY VALUATION:
          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.


                                                                22

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the
          NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

          -    Level 1 - quoted prices in active markets for identical securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:
          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis.
          The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


                                                                23

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

          Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:
          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The
          Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates.
          In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:
          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United
          States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:
          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.


                                                                24

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

     F.   FOREIGN CURRENCY TRANSLATION:
          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   LOAN AGREEMENTS:
          The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

          At March 31, 2010, the Fund did not hold any loan agreements.

     H.   SECURITIES LENDING:
          The Fund may loan securities to qualified brokers through an agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan.
          Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the
          Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At March 31, 2010, the Fund did not have any securities on loan.


                                                                25

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

     I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:
          Virtus Investment Advisers, Inc. ("VIA"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc.
          ("Virtus"), is Adviser (the "Adviser") to the Fund.

          For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.55% of the first $1 billion; 0.50%
          of $1+ billion through $2 billion; and 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:
          The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.

          Effective June 8, 2009, SCM Advisors LLC ("SCM"), became the subadviser of the Fund's Fixed Income Portfolio. SCM is an affiliate of Virtus. For the period April 1, 2009 through June 7, 2009, Goodwin Capital Advisers, Inc. served as the subadviser for the Fund's Fixed Income Portfolio. The Adviser manages the Fund's Equity Portfolio.

     C.   DISTRIBUTOR:
          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the fiscal year ended March 31, 2010, it retained Class A net commissions of
          $24; Class B deferred sales charges of $7; and Class C deferred sales charges of $ --*.

          In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange.
          On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

          *    Amount is less than $500 (not reported in thousands).


                                                                26

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

     D.   ADMINISTRATION AND TRANSFER AGENT SERVICES:
          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2010, VP Distributors received administration fees totaling $460 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $859 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities)
     during the period ended March 31, 2010, were as follows:

                                               PURCHASES     SALES
                                               ---------   --------
                                               $322,988    $478,415

     Purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2010 were as follows:

                                               PURCHASES     SALES
                                               ---------   --------
                                               $354,996    $278,801

5.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the
     Adviser and/or subadviser to accurately predict risk.

     Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector
     ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


                                                                27

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

6.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7.   REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

8.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)
     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                                         NET UNREALIZED
                           FEDERAL      UNREALIZED       UNREALIZED       APPRECIATION
                          TAX COST     APPRECIATION     DEPRECIATION     (DEPRECIATION)
                          --------     ------------     ------------     --------------
                          $553,205       $100,058         $(3,957)          $96,101

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                                 EXPIRATION YEAR
                                        --------------------------------
                                         2017        2018         TOTAL
                                        ------     --------     --------
                                        $9,922     $105,177     $115,099

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     The Fund had $739 of capital loss carryover which expired in 2010.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2010, the Fund deferred post-October losses as follows:

                                           CAPITAL LOSS     CURRENCY LOSS
                                            RECOGNIZED        RECOGNIZED
                                           ------------     -------------
                                             $136,472            $156

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consists of undistributed ordinary income of $439 and undistributed long-term capital gains of $0.


                                                                28

                                                       VIRTUS BALANCED FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                          MARCH 31, 2010

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of
     Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS)
     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31,
     2010, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                                     CAPITAL PAID
                                         IN ON
                                       SHARES OF       UNDISTRIBUTED      ACCUMULATED
                                      BENEFICIAL      NET INVESTMENT     NET REALIZED
                                       INTEREST       INCOME (LOSS)       GAIN (LOSS)
                                     ------------     --------------     ------------
                                        $(735)             $89               $646

10.  RECENT ACCOUNTING PRONOUNCEMENTS
     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06
     "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

11.  SUBSEQUENT EVENT EVALUATIONS
     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees payable to VP Distributors in its role as
     Administrator and Transfer Agent to the Trust with immediate effect.


                                                                29

                                              REPORT OF INDEPENDENT REGISTERED PUBLIC
                                                          ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS PCW LOGO)

To the Board of Trustees of
Virtus Equity Trust and Shareholders of
Virtus Balanced Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Balanced Fund, a series of Virtus Equity Trust, (hereafter referred to as the "Fund") at March 31,
2010, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, PA
May 21, 2010


                                                                30

                                                       VIRTUS BALANCED FUND
                                                      TAX INFORMATION NOTICE
                                                            (UNAUDITED)
                                                          MARCH 31, 2010

----------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended March 31, 2010, the Balanced Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The Fund designates the amount below as long-term capital gains dividends ("LTCG") ($ reported in thousands), or if subsequently different, the amount will be designated in the next annual report. The actual percentages for the calendar year will be designated in the year-end tax statements.

                                                 QDI     DRD     LTCG
                                                 ---     ---     ----
                                                 65%     59%      $--
----------------------------------------------------------------------------------------------------------------------------------


                                                                31

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                     BY THE BOARD OF TRUSTEES

The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the
"Funds"). At meetings held on November 17-19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The
Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual
Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES

The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers;
(b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers.
Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1)  During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth &
     Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond
     Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.


                                                                32

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

INVESTMENT PERFORMANCE

The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the
Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds'
performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

----------
(2)  F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSector(SM) Rotation
     Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory
     Agreement in this context.


                                                                33

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

PROFITABILITY

The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds.
In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the
Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the
Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by
VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES

In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and
Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

----------
(3)  During the period being reported, the only Funds that had such changes were Virtus Mid-Cap Value Fund and Virtus Small-Cap
     Core Fund, each a series of Virtus Equity Trust; Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging
     Markets Opportunities Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight
     Trust; and, Virtus Bond Fund and Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust.


                                                                34

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

ECONOMIES OF SCALE

The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.


                                                                35

                                                  RESULTS OF SHAREHOLDER MEETING
                                                        VIRTUS EQUITY TRUST
                                                           JUNE 4, 2009
                                                            (UNAUDITED)

At a special meeting of shareholders of Virtus Balanced Fund, a series of Virtus Equity Trust, held on June 4, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                             FOR            AGAINST         ABSTAIN
                                                                        --------------   -------------   -------------
To approve a Subadvisory Agreement
between Virtus Investment Advisers, Inc.
and SCM Advisors, LLC with regard to
Virtus Balanced Fund ..............................................     26,434,182.016   1,141,201.906   2,290,879.143

Shareholders of the Fund voted to approve the above proposal.


                                                                36

                                                FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of March 31, 2010, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506.
There is no stated term of office for Trustees of the Trust.

                                                       INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------
   NAME,YEAR OF BIRTH,                                  PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                    DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Chairman, BLOC Global Services Group, LLC (construction and redevelopment
YOB: 1939                  company) (2010-present). Managing Director, Almanac Capital Management
Elected:                   (commodities business) (2007-2008). Partner, Stonington Partners, Inc. (private
45 Funds                   equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios)
                           (1989-present).
------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin       Partner, Cross Pond Partners, LLC (strategy consulting firm) (2006-present).
YOB: 1946                  Director, World Trust Fund (1991-present). Chairman and Trustee, The Phoenix
Elected:                   Edge Series Fund (2003-present). Director, DTF Tax-Free Income Fund, Inc. (1996-
48 Funds                   present), Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996-present) and
                           DNP Select Income Fund Inc. (2009-present). Managing Director, SeaCap Asset
                           Management Fund I, L.P. (2009-present). Managing Director, SeaCap Partners, LLC
                           (investment management advisory business) (2009-present).
------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (private bank)
YOB: 1951                  (1982-2006). Director, DTF Tax-Free Income Fund, Inc. (2003-present), Duff &
Elected:                   Phelps Utility and Corporate Bond Trust, Inc. (2003-present) and DNP Select
48 Funds                   Income Fund Inc. (2009-present).
------------------------------------------------------------------------------------------------------------
James M. Oates             Managing Director, Wydown Group (consulting firm) (1994-present). Chairman,
YOB: 1946                  Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.) (financial
Elected:                   services) (1997-2006). Director, Stifel Financial. Chairman and Trustee, John
45 Funds                   Hancock Trust (115 portfolios) and John Hancock Funds II (87 portfolios) (2005-
                           present). Non-Executive Chairman, Hudson Castle Group, Inc. (2007-present).
------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected:
45 Funds
------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck    Director, Galapagos N.V. (biotechnology) (2005-present). Mr. Verdonck is also a
YOB: 1942                  director of several non-U.S. companies.
Elected:
45 Funds
------------------------------------------------------------------------------------------------------------

                                                        INTERESTED TRUSTEE

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------
   NAME,YEAR OF BIRTH,                                  PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                    DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
George R. Aylward(1)       Director, President and Chief Executive Officer (2008-present), Director and
YOB: 1964                  President (2006-2008), Chief Operating Officer (2004-2006), Vice President,
Elected:                   Finance, (2001-2002), Virtus Investment Partners, Inc. and/or certain of its
47 Funds                   subsidiaries. Various senior officer and directorship positions with Virtus affiliates (2005-present). Senior Executive Vice President and President, Asset
                           Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset
                           Management (2004-2007), Vice President and Chief of Staff (2001-2004), The
                           Phoenix Companies, Inc. Various senior officer and directorship positions with
                           Phoenix affiliates (2005-2008). President (2006-present), Executive Vice President
                           (2004-2006), the Virtus Mutual Funds Family. Chairman, President and Chief
                           Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                           (2006-present).
------------------------------------------------------------------------------------------------------------

(1)  Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with
     Virtus Investment Partners, Inc. and/or its affiliates.


                                                                37

                 FUND MANAGEMENT TABLES (UNAUDITED) (CONTINUED)

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
 NAME, ADDRESS AND          TRUST AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
   YEAR OF BIRTH                TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss     Senior Vice President               Executive Vice President, Head of Operations
YOB: 1952            since 2006.                         (2009-present), Senior Vice President,
                                                         Operations (2008-2009), Vice President, Head of
                                                         Asset Management Operations (2007-2008),
                                                         Vice President (2003-2007), Virtus Investment
                                                         Partners, Inc. and/or certain of its subsidiaries.
                                                         Ms. Curtiss is Treasurer of various other
                                                         investment companies within the Virtus Mutual
                                                         Funds Complex (1994-present). Assistant
                                                         Treasurer (2001-2009), VP Distributors, Inc.
                                                         (f/k/a Phoenix Equity Planning Corporation).
------------------------------------------------------------------------------------------------------------
Francis G. Waltman   Senior Vice President               Executive Vice President, Head of Product
YOB: 1962            since 2008.                         Management (2009-present), Senior Vice
                                                         President, Asset Management Product
                                                         Development (2008-2009), Senior Vice President,
                                                         Asset Management Product Development (2005-
                                                         2007), Virtus Investment Partners, Inc. and/or
                                                         certain of its subsidiaries. Director (2008-present),
                                                         Director and President (2006-2007), VP
                                                         Distributors, Inc. (f/k/a Phoenix Equity Planning
                                                         Corporation). Director and Senior Vice President,
                                                         Virtus Investment Advisers, Inc. (2008-present).
------------------------------------------------------------------------------------------------------------
Marc Baltuch         Vice President and                  Chief Compliance Officer, Zweig-DiMenna
c/o Zweig-DiMenna    Chief Compliance Officer            Associates LLC (1989-present). Vice President,
Associates, LLC      since 2004.                         The Zweig Total Return Fund, Inc. (2004-present).
900 Third Avenue                                         Vice President, The Zweig Fund, Inc. (2004-
New York, NY 10022                                       present). President and Director of Watermark
YOB: 1945                                                Securities, Inc. (1991-present). Assistant
                                                         Secretary, Gotham Advisors Inc. (1990-2005).
------------------------------------------------------------------------------------------------------------
W. Patrick Bradley   Chief Financial Officer and         Senior Vice President, Fund Administration (2009-
YOB: 1972            Treasurer, Virtus Equity Trust,     present), Vice President, Fund Administration
                     Virtus Insight Trust and Virtus     (2007-2009), Second Vice President, Fund
                     Institutional Trust (since 2006).   Control & Tax (2004-2006), Virtus Investment
                     Chief Financial Officer and         Partners, Inc. and/or certain of its subsidiaries.
                     Treasurer of Virtus Opportunities   Vice President, Chief Financial Officer, Treasurer
                     Trust (since 2005).                 and Principal Accounting Officer (2006-present),
                                                         Assistant Treasurer (2004-2006), The Phoenix
                                                         Edge Series Fund. Chief Financial Officer and
                                                         Treasurer (2005-present), Assistant Treasurer
                                                         (2004-2006), certain funds within the Virtus
                                                         Mutual Funds Family.
------------------------------------------------------------------------------------------------------------
Kevin J. Carr        Vice President, Chief Legal         Senior Vice President, Legal (2009-present),
YOB: 1954            Officer, Counsel and Secretary      Counsel and Secretary (2008-present) and Vice
                     since 2005.                         President (2008-2009), Virtus Investment
                                                         Partners, Inc. and/or certain of its subsidiaries.
                                                         Vice President and Counsel, Phoenix Life
                                                         Insurance Company (2005-2008). Compliance
                                                         Officer of Investments and Counsel, Travelers
                                                         Life & Annuity Company (January 2005-May
                                                         2005). Assistant General Counsel and certain
                                                         other positions, The Hartford Financial Services
                                                         Group (1995-2005).
------------------------------------------------------------------------------------------------------------


                                                                38
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
VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                           INVESTMENT ADVISER
George R. Aylward                                                  Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                   100 Pearl Street
Philip R. McLoughlin, Chairman                                     Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                     PRINCIPAL UNDERWRITER
Richard E. Segerson                                                VP Distributors, Inc.
Ferdinand L.J. Verdonck                                            100 Pearl Street
                                                                   Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                       TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                            VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                          100 Pearl Street
Marc Baltuch, Vice President and Chief Compliance Officer          Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel        CUSTODIAN
   and Secretary                                                   PFPC Trust Company
                                                                   8800 Tinicum Boulevard
                                                                   Philadelphia, PA 19153-3111

                                                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                                   PricewaterhouseCoopers LLP
                                                                   2001 Market Street
                                                                   Philadelphia, PA 19103-7042

                                                                   HOW TO CONTACT US
                                                                   Mutual Fund Services       1-800-243-1574
                                                                   Adviser Consulting Group   1-800-243-4361
                                                                   Telephone Orders           1-800-367-5877
                                                                   Text Telephone             1-800-243-1926
                                                                   Web site                       Virtus.com

----------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
----------------------------------------------------------------------------------------------------------------------------------
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
                         THIS PAGE INTENTIONALLY BLANK.
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
                                                       VIRTUS BALANCED FUND,
                                                  A SERIES OF VIRTUS EQUITY TRUST

                              Supplement dated April 30, 2010 to the Prospectus dated June 22, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective April 14, 2010, Virtus Equity Trust and VP Distributors, Inc., distributor, administrator and transfer agent of Virtus
Mutual Funds, have modified the fee schedules under the Administration Agreement and the Transfer Agency Agreement Accordingly,
expense information for the below-named fund is hereby revised as described below.

BALANCED FUND

On page 10 of the fund's prospectus, the Fees and Expenses table is hereby revised by replacing the Annual Fund Operating Expenses portion of the table with the following:

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR
AS A PERCENTAGE OF THE VALUE OF                                                          CLASS A   CLASS B   CLASS C
YOUR INVESTMENT)                                                                          SHARES    SHARES    SHARES
--------------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.55%     0.55%     0.55%
--------------------------------------------------------------------------------------------------------------------
Distribution and Shareholder Servicing (12b-1) Fees                                       0.25%     1.00%     1.00%
--------------------------------------------------------------------------------------------------------------------
Other Expenses(d)                                                                         0.38%     0.38%     0.38%
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(d)                                                   1.18%     1.93%     1.93%
--------------------------------------------------------------------------------------------------------------------

(d)  Restated to reflect current fees on current assets.

Also on page 11, the Example table is hereby replaced with the following:

----------------------------------------------------------------------------------------------------------------
CLASS               SHARE STATUS             1 YEAR             3 YEARS             5 YEARS             10 YEARS
----------------------------------------------------------------------------------------------------------------
Class A             Sold or Held              $688                $928               $1,187              $1,924
----------------------------------------------------------------------------------------------------------------
Class B                 Sold                  $596                $806               $1,042              $2,059
                    --------------------------------------------------------------------------------------------
                        Held                  $196                $606               $1,042              $2,059
----------------------------------------------------------------------------------------------------------------
Class C                 Sold                  $296                $606               $1,042              $2,254
                    --------------------------------------------------------------------------------------------
                        Held                  $196                $606               $1,042              $2,254
----------------------------------------------------------------------------------------------------------------

                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.
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
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
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
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
                                                                         (VIRTUS MUTUAL FUNDS LOGO)                    PRSRT STD
                                                                                                                     U.S. POSTAGE
                                                                   c/o State Street Bank and Trust Company               PAID
                                                                                P.O. Box 8301                         LANCASTER,
                                                                            Boston, MA 02266-8301                         PA
                                                                                                                      PERMIT 1793





For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or Virtus.com

8013                                                       4-10
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


                                                    (VIRTUS MUTUAL FUNDS LOGO)                                              ANNUAL
                                                                                                                            REPORT
----------------------------------------------------------------------------------------------------------------------------------

                                                     Virtus Mid-Cap Value Fund













----------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                               March 31, 2010                                              Eligible
VIRTUS                                                                                                            shareholders can
EQUITY                                                                                                               sign up for
TRUST                                                                                                                eDelivery
                                                                                                                         at
                                                                                                                     Virtus.com

NO BANK GUARANTEE                                        NOT FDIC INSURED                                           MAY LOSE VALUE
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
                                                        TABLE OF CONTENTS

VIRTUS MID-CAP VALUE FUND ("Mid-Cap Value Fund")

Message to Shareholders .....................................................................................................    1
Disclosure of Fund Expenses .................................................................................................    2
Fund Summary ................................................................................................................    4
Schedule of Investments .....................................................................................................    7
Statement of Assets and Liabilities .........................................................................................    9
Statement of Operations .....................................................................................................   10
Statement of Changes in Net Assets ..........................................................................................   11
Financial Highlights ........................................................................................................   12
Notes to Financial Statements ...............................................................................................   14
Report of Independent Registered Public Accounting Firm .....................................................................   20
Tax Information Notice ......................................................................................................   21
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ..............................................   22
Fund Management Tables ......................................................................................................   26

----------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574.
This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov.
Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference
Room can be obtained by calling toll-free 1-800-SEC-0330.

----------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.
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
                                                      MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

                    The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

    (PHOTO OF       The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5,
GEORGE R. AYLWARD)  followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the Dow Jones Industrial Average(SM) and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued
to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1
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
                                                     VIRTUS MID-CAP VALUE FUND
                                             DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

     We  believe  it is  important  for you to  understand  the    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
impact  of costs on your  investment.  All  mutual  funds  have
operating  expenses.  As a  shareholder  of the Virtus  Mid-Cap         The second  section  of the  accompanying  table  provides
Value Fund (the "Fund"),  you may incur two types of costs: (1)    information about hypothetical  account values and hypothetical
transaction  costs,  including  sales  charges on  purchases of    expenses  based  on the  Fund's  actual  expense  ratio  and an
Class A shares and contingent deferred sales charges on Class C    assumed rate of return of 5% per year before expenses, which is
shares; and (2) ongoing costs,  including  investment  advisory    not your Fund's actual return. The hypothetical  account values
fees; distribution and service fees; and other expenses.  Class    and  expenses  may not be used to  estimate  the actual  ending
I shares  are sold  without  a sales  charge  and do not  incur    account balance or expenses you paid for the period.You may use
distribution  and service fees.  These examples are intended to    this  information  to compare the ongoing costs of investing in
help  you  understand   your  ongoing  costs  (in  dollars)  of    your  Fund  and  other  funds.  To  do  so,  compare  these  5%
investing  in the  Fund and to  compare  these  costs  with the    hypothetical  examples with the 5%  hypothetical  examples that
ongoing  costs  of  investing  in  other  mutual  funds.  These    appear in the shareholder reports of the other funds.
examples are based on an investment  of $1,000  invested at the
beginning  of the period and held for the  entire  period.  The         Please note that the  expenses  shown in the  accompanying
following  Expense  Table  illustrates  the Fund's costs in two    table are meant to highlight your ongoing costs only and do not
ways.                                                              reflect  any  transactional  costs,  such as sales  charges  or contingent deferred sales charges.  Therefore,  the second line
ACTUAL EXPENSES                                                    of the accompanying  table is useful in comparing ongoing costs only,  and will not help you determine the relative total costs
     The  first  section  of the  accompanying  table  provides    of owning different funds. In addition,  if those transactional
information  about actual account  values and actual  expenses.    costs were  included,  your costs would have been  higher.  The
You may use the  information  in this line,  together  with the    calculations  assume no shares  were  bought or sold during the
amount you  invested,  to estimate the  expenses  that you paid    period.  Your  actual  costs  may have  been  higher  or lower,
over the period.  Simply  divide your  account  value by $1,000    depending  on the amount of your  investment  and the timing of
(for example, an $8,600 account value divided by $1,000 = 8.6),    any purchases or redemptions.
then  multiply the result by the number in the first line under the heading entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                2
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
                                                     VIRTUS MID-CAP VALUE FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Beginning          Ending                    Expenses
                                                                             Account           Account      Annualized     Paid
                                                                              Value             Value         Expense     During
                                                                         October 1, 2009   March 31, 2010      Ratio      Period*
----------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                     $1,000.00         $1,135.30        1.47%       $ 7.83
Class C                                                                      1,000.00          1,131.10        2.22         11.80
Class I                                                                      1,000.00          1,136.40        1.23          6.55

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                      1,000.00          1,017.51        1.47          7.42
Class C                                                                      1,000.00          1,013.72        2.22         11.21
Class I                                                                      1,000.00          1,018.72        1.23          6.21

*    Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                3
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
                                                                                                                   TICKER SYMBOLS:
MID-CAP VALUE FUND                                                                                                 A Share: FMIVX
                                                                                                                   C Share: FMICX
                                                                                                                   I Share: PIMVX

-    MID-CAP VALUE FUND (THE "FUND") is diversified and has an          Staples and Healthcare, though all were positive, lagged
     investment objective of long-term growth of capital. THERE         the benchmark. Interestingly, the record bounce in stock
     IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.          prices over the past year was led by companies with the
                                                                        weakest credit ratings. Some have referred to last year as
-    For the fiscal year ended March 31, 2010, the Fund's Class         a "junk rally," with the lowest quality companies doing
     A shares at NAV returned 66.04%, Class C shares returned           the best. That, in our view, is not likely to continue.
     64.71% and Class I shares returned 66.39%. For the same            The focus going forward will be on companies' earnings.
     period, the Russell Midcap(R) Index, a broad-based equity          Companies that are able to successfully restructure their
     index, returned 67.71%; and the Russell Midcap(R) Value            operations to unleash higher earnings, will be prime
     Index, the Fund's style-specific benchmark, returned               beneficiaries in the stock pickers' market we foresee. We
     72.41%.                                                            believe the portfolio is attractively valued and well
                                                                        positioned to continue to deliver strong results in such
     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF                     an environment.
     DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES.
     PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST         WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL
     PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT     YEAR?
     PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
     SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL       -    We are pleased with the Fund's results, though it trailed
     FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE           the very strong performance of its benchmark. Marching to
     OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT VIRTUS.COM          their own drumbeat of operational and financial
     FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.         restructuring, an eclectic number of stocks in the
                                                                        portfolio posted triple digit gains. Notably, stocks in
HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?               our Industrial, Materials and Consumer Discretionary
                                                                        sectors rose significantly, while stocks in the Utility
-    The markets had a dramatic rally from their March lows of          sector lagged. Relative to the benchmark, two factors
     2009. Clearly, investors who stayed the course during the          accounted for the relative underperformance, one
     market crisis, have seen a substantial recovery in their           quantitative and the other qualitative. First, our
     portfolio over the past year. However, even with its               historical void in the Financial sector detracted
     stellar performance, the market would have to rise another         significantly from relative results, as this sector, given
     34% to match its previous all-time high set in October             its large weighting, was a stellar performer within the
     2007.                                                              benchmark. Second, is our "balanced" approach in managing
                                                                        the portfolio between economic-sensitive (CONSUMER
-    The Russell Midcap(R) Value Index outperformed all the             DISCRETIONARY, INDUSTRIALS) and defensive (CONSUMER
     major benchmarks, spurting 72.4%, and recorded its best            STAPLES, UTILITY) restructuring stocks. While this
     quarterly gain ever in the 3rd quarter of 2009. For the            "balanced" approach had the short-term effect of shaving
     year, Financial Services (+73%), Basic Materials (+101%)           off some relative performance points, we believe it is
     and Consumer Discretionary (+120%) were the main drivers.          prudent given the many economic and financial
     Utilities, Technology, Consumer                                    uncertainties that still abound.


                                                                 4
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
MID-CAP VALUE FUND (CONTINUED)

     THE PRECEDING INFORMATION IS THE OPINION OF THE PORTFOLIO     ---------------------------------------------------------------
     MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE
     REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE                                 ASSET ALLOCATIONS
     SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS                           -----------------
     AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.
                                                                   The following table presents the portfolio holdings within
     INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED            certain sectors as a percentage of total investments at March
     COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN    31, 2010.
     INVESTING IN LARGER, MORE ESTABLISHED COMPANIES.
                                                                   Industrials                                                 23%
                                                                   Materials                                                   19%
                                                                   Consumer Discretionary                                      17%
                                                                   Consumer Staples                                            15%
                                                                   Energy                                                      14%
                                                                   Utilities                                                   10%
                                                                   Other (includes short-term investments)                      2%
                                                                                                                              ---
                                                                   Total                                                      100%
                                                                                                                              ===

                                                                   ---------------------------------------------------------------

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)                                  RUSSELL MIDCAP(R) VALUE INDEX

Represents shares of foreign companies traded in U.S. dollars on   The Russell Midcap(R) Value Index is a market
U.S. exchanges that are held by a bank or a trust. Foreign         capitalization-weighted index of medium-capitalization,
companies use ADRs in order to make it easier for Americans to     value-oriented stocks of U.S. companies. The index is
buy their shares.                                                  calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) INDEX                                            SPONSORED ADR

The Russell Midcap(R) Index is a market capitalization-weighted    An ADR which is issued with the cooperation of the company
index of medium-capitalization stocks of U.S. companies. The       whose stock will underlie the ADR. These shares carry all the
index is calculated on a total return basis with dividends         rights of the common share such as voting rights. ADRs must be
reinvested.                                                        sponsored to be able to trade on the NYSE.













THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES
ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                 5
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
AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/10
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Inception
                                                                   1           5           10            to           Inception
                                                                  Year       Years       Years        3/31/10            Date
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                         66.04%       2.66%      10.29%             --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                      56.49        1.46        9.64              --               --
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV AND WITH CDSC(4)                           64.71        1.89          --            3.64%        10/22/04
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                            66.39          --          --            0.31          3/10/08
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX                                          67.71        4.20        4.84              --(5)            --(5)
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX                                    72.41        3.71        8.46              --(6)            --(6)
----------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): A SHARES: 1.45%; C SHARES: 2.20%; I SHARES: 1.20%.
----------------------------------------------------------------------------------------------------------------------------------

     ALL RETURNS  REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT  PERFORMANCE MAY BE HIGHER OR LOWER
     THAN THE PERFORMANCE  SHOWN. THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
     SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE
     DEDUCTION  OF TAXES THAT A  SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE  REDEMPTION  OF FUND  SHARES.  PLEASE VISIT
     virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1)  TOTAL RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAIN
     DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4)  CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED
     AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  ARE 1% IN THE FIRST 18 MONTHS  AND 0%
     THEREAFTER. CDSC CHARGES FOR ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)  THE INDEX  RETURNED  6.36% FOR CLASS C SHARES AND 1.53% FOR CLASS I SHARES FROM THE INCEPTION  DATE OF THE  RESPECTIVE  SHARE
     CLASSES.

(6)  THE INDEX  RETURNED  6.13% FOR CLASS C SHARES AND 1.43% FOR CLASS I SHARES FROM THE INCEPTION  DATE OF THE  RESPECTIVE  SHARE
     CLASSES.

(7)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/22/09 AND MAY DIFFER FROM
     THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHT TABLES IN THIS REPORT. SEE THE FINANCIAL  HIGHLIGHTS FOR MORE CURRENT
     EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial  investment of $10,000 made on March 31, 2000,  for Class A shares  including any  applicable  sales charges or fees.  The  performance  of the other share  classes  will be greater or less than that shown based on  differences  in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

               Virtus Mid-Cap     Russell Midcap(R)   Russell Midcap(R)
            Value Fund, Class A         Index            Value Index
            -------------------   -----------------   -----------------
3/31/2000           9425                10000               10000
3/31/2001          12564                 8801               11382
3/31/2002          15518                 9674               13027
3/31/2003          11780                 7594               10467
3/31/2004          18379                11454               15867
3/31/2005          22011                13063               18777
3/31/2006          23813                15877               22588
3/31/2007          29956                17749               26458
  3/37/08          26335                16166               22723
3/31/2009          15119                 9568               13064
3/31/2010          25104                16048               22523

For information regarding the indexes and certain investment terms, see Key Investment Terms on page 5.


                                                     6

                                                    VIRTUS MID-CAP VALUE FUND
                                                     SCHEDULE OF INVESTMENTS
                                                          MARCH 31, 2010

($ reported in thousands)

                                             SHARES      VALUE                                                 SHARES      VALUE
                                           ----------  --------                                              ----------  --------
COMMON STOCKS--97.8%                                               MATERIALS--CONTINUED
                                                                   Owens-Illinois, Inc.(2)                      486,150  $ 17,278
CONSUMER DISCRETIONARY--16.9%                                      Packaging Corp. of
Big Lots, Inc.(2)                             474,400  $ 17,278       America                                   331,150     8,150
Fortune Brands, Inc.                          257,100    12,472    Rockwood Holdings,
Home Depot, Inc. (The)                        341,850    11,059       Inc.(2)                                   127,980     3,407
Penney (J.C.) Co., Inc.                       460,800    14,824    Weyerhaeuser Co.                             207,700     9,402
TJX Cos., Inc. (The)                          333,850    14,195                                                          --------
                                                       --------                                                            77,534
                                                         69,828                                                          --------
                                                       --------    UTILITIES--10.4%
CONSUMER STAPLES--14.6%                                            Dominion Resources, Inc.                     300,850    12,368
Del Monte Foods Co.                           990,450    14,461    Duke Energy Corp.                            476,234     7,772
Koninklijke Ahold NV                                               Dynegy, Inc. Class A(2)                    2,420,900     3,050
   Sponsored ADR                            1,208,400    16,011    Mirant Corp.(2)                              502,900     5,462
Safeway, Inc.                                 606,900    15,087    ONEOK, Inc.                                  314,050    14,336
Sara Lee Corp.                              1,049,500    14,619                                                          --------
                                                       --------                                                            42,988
                                                         60,178    --------------------------------------------------------------
                                                       --------    TOTAL COMMON STOCKS
ENERGY--14.5%                                                      (IDENTIFIED COST $399,172)                             404,709
Devon Energy Corp.                            193,140    12,444    --------------------------------------------------------------
El Paso Corp.                               1,213,450    13,154    TOTAL LONG-TERM INVESTMENTS--97.8%
Spectra Energy Corp.                          842,042    18,971    (IDENTIFIED COST $399,172)                             404,709
Williams Cos., Inc. (The)                     674,000    15,569    --------------------------------------------------------------
                                                       --------
                                                         60,138    SHORT-TERM INVESTMENTS--2.4%
                                                       --------
INDUSTRIALS--22.7%                                                 MONEY MARKET MUTUAL FUNDS--2.4%
Con-way, Inc.                                 247,400     8,689    BlackRock Liquidity Funds
Masco Corp.                                   783,600    12,161       TempFund Portfolio -
Owens Corning, Inc.(2)                        379,550     9,656       Institutional Shares
Raytheon Co.                                  187,300    10,699       (seven-day effective
Republic Services, Inc.                       588,402    17,075       yield 0.119%)                           9,940,646     9,941
Thomas & Betts Corp.(2)                       322,150    12,641                                                          --------
USG Corp.(2)                                  500,400     8,587    --------------------------------------------------------------
Waste Management, Inc.                        422,150    14,535    TOTAL SHORT-TERM INVESTMENTS
                                                       --------    (IDENTIFIED COST $9,941)                                 9,941
                                                         94,043    --------------------------------------------------------------
                                                       --------
MATERIALS--18.7%                                                   TOTAL INVESTMENTS--100.2%
Ball Corp.                                    246,900    13,179    (IDENTIFIED COST $409,113)                             414,650(1)
Crown Holdings, Inc.(2)                       623,000    16,796    Other assets and liabilities, net--(0.2)%                 (882)
Dow Chemical Co. (The)                        315,250     9,322                                                          --------
                                                                   NET ASSETS--100.0%                                    $413,768
                                                                                                                         ========
                                                                   ABBREVIATIONS
                                                                   ADR     American Depositary Receipt

                        Security abbreviation definitions are located under Key Investment Terms on page 5.

                                                 See Notes to Financial Statements


                                                                 7
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

                                                    VIRTUS MID-CAP VALUE FUND
                                                     SCHEDULE OF INVESTMENTS
                                                    MARCH 31, 2010 (CONTINUED)

($ reported in thousands)

FOOTNOTE LEGEND

(1)  Federal Income Tax  Information:  For tax  information  at March 31, 2010, see Note 8, Federal Income Tax  Information in the
     Notes to Financial Statements.

(2)  Non-income producing.

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security  Valuation
Note 2A in the Notes to Financial Statements):

                                                  Total Value at            Level 1 -
                                                  March 31, 2010          Quoted Prices
                                               -------------------     ------------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                                     $404,709                $404,709
   Short-Term Investments                               9,941                   9,941
                                                     --------                --------
   Total Investments                                 $414,650                $414,650
                                                     ========                ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                               See Notes to Financial Statements


                                                                 8

                                                     VIRTUS MID-CAP VALUE FUND
                                               STATEMENT OF ASSETS AND LIABILITIES
                                                          MARCH 31, 2010

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) ...............................................................   $   414,650
Receivables
   Fund shares sold ................................................................................           755
   Dividends .......................................................................................           406
Prepaid expenses ...................................................................................            31
                                                                                                       -----------
      Total assets .................................................................................       415,842
                                                                                                       -----------
LIABILITIES
Payables
   Fund shares repurchased .........................................................................         1,348
   Investment advisory fee .........................................................................           262
   Distribution and service fees ...................................................................           123
   Administration fee ..............................................................................            29
   Transfer agent fees and expenses ................................................................           236
   Professional fees ...............................................................................            27
   Trustees' fee and expenses ......................................................................             5
   Other accrued expenses ..........................................................................            44
                                                                                                       -----------
      Total liabilities ............................................................................         2,074
                                                                                                       -----------
NET ASSETS .........................................................................................   $   413,768
                                                                                                       ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...................................................   $   545,517
Accumulated undistributed net investment income (loss) .............................................         1,680
Accumulated undistributed net realized gain (loss) .................................................      (138,966)
Net unrealized appreciation (depreciation) on investments ..........................................         5,537
                                                                                                       -----------
NET ASSETS .........................................................................................   $   413,768
                                                                                                       ===========
CLASS A
Net asset value (net assets/shares outstanding) per share ..........................................   $     20.47
Maximum offering price per share NAV/(1-5.75%) .....................................................   $     21.72
Shares of beneficial interest outstanding, no par value, unlimited authorization ...................    15,140,285
Net Assets .........................................................................................   $   309,899

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .......................   $     19.93
Shares of beneficial interest outstanding, no par value, unlimited authorization ...................     3,401,282
Net Assets .........................................................................................   $    67,799

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .......................   $     20.49
Shares of beneficial interest outstanding, no par value, unlimited authorization ...................     1,760,275
Net Assets .........................................................................................   $    36,070

(1) Investment in securities at cost ...............................................................   $   409,113

                                               See Notes to Financial Statements


                                                                9
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

                                                     VIRTUS MID-CAP VALUE FUND
                                                      STATEMENT OF OPERATIONS
                                                     YEAR ENDED MARCH 31, 2010

(Reported in thousands)

INVESTMENT INCOME
   Dividends .................................................................      $  8,371
   Foreign taxes withheld ....................................................           (74)
                                                                                    --------
      Total investment income ................................................         8,297
                                                                                    --------
EXPENSES
   Investment advisory fees ..................................................         2,850
   Service fees, Class A .....................................................           720
   Distribution and service fees, Class C ....................................           686
   Administration fees .......................................................           320
   Transfer agent fees and expenses ..........................................         1,209
   Printing fees and expenses ................................................            67
   Registration fees .........................................................            50
   Professional fees .........................................................            40
   Trustees' fee and expenses ................................................            33
   Custodian fees ............................................................            26
   Miscellaneous expenses ....................................................            62
                                                                                    --------
      Total expenses .........................................................         6,063
                                                                                    --------
NET INVESTMENT INCOME (LOSS) .................................................         2,234
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...................................       (60,291)
   Net change in unrealized appreciation (depreciation) on investments .......       240,632
                                                                                    --------
NET GAIN (LOSS) ON INVESTMENTS ...............................................       180,341
                                                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............      $182,575
                                                                                    ========

                                                See Notes to Financial Statements


                                                                 10

                                                     VIRTUS MID-CAP VALUE FUND
                                                STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)
                                                                   Year Ended       Year Ended
                                                                 March 31, 2010   March 31, 2009
                                                                 --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..............................     $   2,234        $   3,397
   Net realized gain (loss) ..................................       (60,291)         (78,498)
   Net change in unrealized appreciation (depreciation) ......       240,632         (180,367)
                                                                   ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..       182,575         (255,468)
                                                                   ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ............................        (2,280)          (1,303)
   Net investment income, Class C ............................          (364)              --
   Net investment income, Class I ............................          (155)             (64)
   Net realized short-term gains, Class A ....................            --           (3,277)
   Net realized short-term gains, Class C ....................            --             (922)
   Net realized short-term gains, Class I ....................            --              (78)
   Net realized long-term gains, Class A .....................            --           (8,573)
   Net realized long-term gains, Class C .....................            --           (2,412)
   Net realized long-term gains, Class I .....................            --             (203)
                                                                   ---------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....        (2,799)         (16,832)
                                                                   ---------        ---------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (3,210 and 5,327 shares, respectively) ............        55,793           93,863
   Class C (201 and 330 shares, respectively) ................         3,335            5,974
   Class I (1,124 and 1,034 shares, respectively) ............        20,088           19,274

REINVESTMENT OF DISTRIBUTIONS
   Class A (125 and 484 shares, respectively) ................         1,818           10,413
   Class C (19 and 107 shares, respectively) .................           264            2,357
   Class I (9 and 16 shares, respectively) ...................           133              343

SHARES REPURCHASED
   Class A (6,425 and 11,002 shares, respectively) ...........      (111,807)        (189,457)
   Class C (1,533 and 2,498 shares, respectively) ............       (26,022)         (42,735)
   Class I (326 and 102 shares, respectively) ................        (5,645)          (1,510)
                                                                   ---------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....       (62,043)        (101,478)
                                                                   ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS ........................       117,733         (373,778)

NET ASSETS
Beginning of period ..........................................       296,035          669,813
                                                                   ---------        ---------
END OF PERIOD ................................................     $ 413,768        $ 296,035
                                                                   =========        =========
Accumulated undistributed net investment income (loss) at end
   of period .................................................     $   1,680        $   2,245

                                                See Notes to Financial Statements


                                                                 11

                                                      VIRTUS MID-CAP VALUE FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                            NET                       NET
                           ASSET         NET        REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS
                           VALUE,    INVESTMENT       AND          FROM       FROM NET       FROM NET
                         BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT      REALIZED
                         OF PERIOD    (LOSS)(1)   GAIN (LOSS)   OPERATIONS     INCOME         GAINS
-------------------------------------------------------------------------------------------------------
CLASS A
4/1/09 to 3/31/10          $12.44       0.12          8.04         8.16        (0.13)           --
4/1/08 to 3/31/09           22.27       0.15         (9.39)       (9.24)       (0.06)        (0.53)
7/1/07 to 3/31/08           27.40       0.05         (4.08)       (4.03)       (0.03)        (1.07)
7/1/06 to 6/30/07           21.72       0.18          5.66         5.84        (0.10)        (0.06)
7/1/05 to 6/30/06           19.63       0.10          2.05         2.15        (0.05)        (0.01)
7/1/04 to 6/30/05(4)        17.04       0.08          2.55         2.63        (0.04)           --

CLASS C
4/1/09 to 3/31/10          $12.17      (0.01)         7.85         7.84        (0.08)           --
4/1/08 to 3/31/09           21.87       0.01         (9.18)       (9.17)          --         (0.53)
7/1/07 to 3/31/08           27.04      (0.09)        (4.01)       (4.10)          --         (1.07)
7/1/06 to 6/30/07           21.53      (0.03)         5.60         5.57           --         (0.06)
7/1/05 to 6/30/06           19.54      (0.05)         2.05         2.00           --         (0.01)
10/22/04(8) to 6/30/05      17.77      (0.04)         1.84         1.80        (0.03)           --

CLASS I
4/1/09 to 3/31/10          $12.44       0.15          8.05         8.20        (0.15)           --
4/1/08 to 3/31/09           22.27       0.20         (9.39)       (9.19)       (0.11)        (0.53)
3/10/08(8) to 3/31/08       21.20         --(3)       1.07         1.07           --            --

(1)  Computed using average shares outstanding.

(2) Sales charges, where applicable, are not reflected in the total return calculation.

(3)  Amount is less than $0.005.

(4) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund
     Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.

(5)  Represents a blended net operating ratio.

(6)  Annualized.

(7)  Not annualized.

(8)  Inception date.

(9) The Fund may invest in other funds and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

                                                 See Notes to Financial Statements


                                                                 12
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

                                                                 RATIO       RATIO OF GROSS
                                                                 OF NET        EXPENSES TO         RATIO OF
                           NET                      NET         EXPENSES         AVERAGE             NET
                CHANGE    ASSET                   ASSETS,          TO           NET ASSETS        INVESTMENT
                IN NET   VALUE,                   END OF         AVERAGE         (BEFORE        INCOME (LOSS)   PORTFOLIO
    TOTAL       ASSET    END OF     TOTAL         PERIOD           NET         WAIVERS AND        TO AVERAGE     TURNOVER
DISTRIBUTIONS   VALUE    PERIOD   RETURN(2)   (IN THOUSANDS)   ASSETS(9)   REIMBURSEMENTS)(9)     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------

    (0.13)       8.03    $20.47     66.04%       $309,899       1.47%             1.47%             0.71%          15%
    (0.59)      (9.83)    12.44    (42.59)        226,815       1.45              1.45              0.83           11
    (1.10)      (5.13)    22.27    (14.90)(7)     521,552       1.35(5)(6)        1.42(6)           0.24(6)        14(7)
    (0.16)       5.68     27.40     26.91         842,524       1.27              1.31              0.68            7
    (0.06)       2.09     21.72     11.07         187,701       1.25              1.42              0.50           16
    (0.04)       2.59     19.63     15.39          97,771       1.25              1.65              0.49            9


    (0.08)       7.76    $19.93     64.71%       $ 67,799       2.22%             2.22%            (0.03)%         15%
    (0.53)      (9.70)    12.17    (43.01)         57,366       2.19              2.19              0.08           11
    (1.07)      (5.17)    21.87    (15.36)(7)     148,156       2.10(5)(6)        2.17(6)          (0.50)(6)       14(7)
    (0.06)       5.51     27.04     25.89         229,293       2.01              2.06             (0.11)           7
    (0.01)       1.99     21.53     10.26          99,987       2.00              2.17             (0.25)          16
    (0.03)       1.77     19.54     10.13(7)       37,934       2.00(6)           2.29(6)          (0.28)(6)        9(7)


    (0.15)       8.05    $20.49     66.39%       $ 36,070       1.23%             1.23%             0.87%          15%
    (0.64)      (9.83)    12.44    (42.42)         11,854       1.24              1.24              1.21           11
       --        1.07     22.27      5.05(7)          105       1.54(6)           1.54(6)          (0.05)(6)       14(7)

                                                 See Notes to Financial Statements


                                                                 13

                                                      VIRTUS MID-CAP VALUE FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                           MARCH 31, 2010

1.   ORGANIZATION

     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 12 funds of the Trust are offered for sale, of which the Mid-Cap Value Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund's summary page.

     The Fund offers Class A shares, Class C shares and Class I shares.

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.
     Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

     A.   SECURITY VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.


                                                                 14

                                                      VIRTUS MID-CAP VALUE FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the
          NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

               -    Level 1 - quoted prices in active markets for identical securities

               -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

               -    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.


                                                                 15
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
                                                      VIRTUS MID-CAP VALUE FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The
          Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of March 31,
          2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.
          The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc.
          ("Virtus"), is Adviser (the "Adviser") to the Fund.


                                                                 16
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
                                                      VIRTUS MID-CAP VALUE FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

          For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the annual rate of 0.75% of the Fund's first $1 billion of average daily net assets and 0.70% of the Fund's average daily net assets in excess of $1 billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser. Sasco Capital, Inc.
          ("Sasco") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:

          Effective August 23, 2007, the Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year ended as follows:

                                       2011   TOTAL
                                       ----   -----
                                       $385    $385

     D.   DISTRIBUTOR:

          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of
          Virtus, has advised the Fund that for the fiscal year ended March 31, 2010, it retained Class A net commissions of $11 and
          Class C deferred sales charges of $4.

          In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2010, VP Distributors received administration fees totaling $273 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $1,167 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.


                                                                 17
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
                                                      VIRTUS MID-CAP VALUE FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2010, were as follows:

                                                PURCHASES     SALES
                                                ---------   --------
                                                 $52,897    $122,846

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2010.

5.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.

6.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

8.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows.

                                                                NET UNREALIZED
                      FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                     TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                     --------   ------------   --------------   --------------
                     $409,756      $72,031        $(67,137)         $4,894


                                                                 18
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
                                                      VIRTUS MID-CAP VALUE FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

     The Fund has capital loss carryovers which may be used to offset future capital gains as follows.

                                           EXPIRATION YEAR
                                    ----------------------------
                                     2017      2018       TOTAL
                                    ------   --------   --------
                                    $4,364   $129,264   $133,628

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.

     Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2010, the Fund deferred post-October capital losses of $4,694, and recognized post-October capital losses of $74,134.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consist of undistributed ordinary income of $1,680 and undistributed long-term capital gains of $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of
     Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9.   RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06,
     "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

10.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     Effective April 14, 2010, the Adviser will voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursements are made.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees payable to VP Distributors in its role as
     Administrator and Transfer Agent to the Trust with immediate effect.


                                                        19
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
                                              REPORT OF INDEPENDENT REGISTERED PUBLIC
                                                          ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees of
Virtus Equity Trust and Shareholders of
Virtus Mid-Cap Value Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Mid-Cap Value Fund, a series of Virtus Equity Trust, (hereafter referred to as the "Fund") at March
31, 2010, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, PA
May 21, 2010


                                                                20
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
                                                     VIRTUS MID-CAP VALUE FUND
                                                      TAX INFORMATION NOTICE
                                                            (UNAUDITED)
                                                          MARCH 31, 2010

For the fiscal year ended March 31, 2010, the Mid-Cap Value Fund makes the following disclosures for federal income tax purposes.
Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The Fund designates the amount below as long-term capital gains dividends ("LTCG") ($ reported in thousands), or if subsequently different, the amount will be designated in the next annual report. The actual percentages for the calendar year will be designated in year-end tax statements.

                                               QDI         DRD        LTCG
                                              -----       -----       ----
                                               100%        100%        $--


                                                                21
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
                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                     BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds
     (collectively, the "Funds"). At meetings held on November 17-19, 2009, the Board, including a majority of the independent
     Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each
     Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the
     Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the
     Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c)
     VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel;
     (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to
     Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class

----------
(1)  During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth &
     Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond
     Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.


                                                                22
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
                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

     without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other
     Funds to obtain a reduced sales charge.

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc.
     ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each
     Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

----------
(2)  F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSector(SM) Rotation
     Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory
     Agreement in this context.


                                                                23
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
                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the
     Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain
     Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the
     Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted
     that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the
     Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

----------
(3)  During the period being reported, the only Funds that had such changes were Virtus Mid-Cap Value Fund and Virtus Small-Cap
     Core Fund, each a series of Virtus Equity Trust; Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging
     Markets Opportunities Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight
     Trust; and, Virtus Bond Fund and Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust.


                                                                24
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
                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the
     Fund level rather than at the subadviser level.


                                                                25
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
                                                FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of March 31, 2010, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506.
There is no stated term of office for Trustees of the Trust.

                                                       INDEPENDENT TRUSTEES

    NAME, YEAR OF BIRTH,                                            PRINCIPAL OCCUPATION(S)
     YEAR ELECTED AND                                               DURING PAST 5 YEARS AND
 NUMBER OF FUNDS OVERSEEN                                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------   -----------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Chairman, BLOC Global Services Group, LLC (construction and redevelopment company) (2010-present).
YOB: 1939                    Managing Director, Almanac Capital Management (commodities business) (2007-2008). Partner, Stonington
Elected:                     Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios)
45 Funds                     (1989-present).

Philip R. McLoughlin         Partner, Cross Pond Partners, LLC (strategy consulting firm) (2006-present). Director, World Trust
YOB: 1946                    Fund (1991-present). Chairman and Trustee, The Phoenix Edge Series Fund (2003-present). Director,
Elected:                     DTF Tax-Free Income Fund, Inc. (1996- present), Duff & Phelps Utility and Corporate Bond Trust, Inc.
48 Funds                     (1996-present) and DNP Select Income Fund Inc. (2009-present). Managing Director, SeaCap Asset
                             Management Fund I, L.P. (2009-present). Managing Director, SeaCap Partners, LLC (investment management advisory business) (2009-present).

Geraldine M. McNamara        Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006). Director,
YOB: 1951                    DTF Tax-Free Income Fund, Inc. (2003-present), Duff & Phelps Utility and Corporate Bond Trust, Inc.
Elected:                     (2003-present) and DNP Select Income Fund Inc. (2009-present).
48 Funds

James M. Oates               Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946                    (Formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
Elected:                     Chairman and Trustee, John Hancock Trust (115 portfolios) and John Hancock Funds II (87 portfolios)
45 Funds                     (2005- present). Non-Executive Chairman, Hudson Castle Group, Inc. (2007-present).

Richard E. Segerson          Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected:
45 Funds

Ferdinand L.J. Verdonck      Director, Galapagos N.V. (biotechnology) (2005-present). Mr. Verdonck is also a director of several
YOB: 1942                    non-U.S. companies.
Elected:
45 Funds

                                                        INTERESTED TRUSTEE

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

    NAME, YEAR OF BIRTH,                                            PRINCIPAL OCCUPATION(S)
     YEAR ELECTED AND                                               DURING PAST 5 YEARS AND
 NUMBER OF FUNDS OVERSEEN                                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------   -----------------------------------------------------------------------------------------------------
George R. Aylward(1)         Director, President and Chief Executive Officer (2008-present), Director and President (2006-2008),
YOB: 1964                    Chief Operating Officer (2004-2006), Vice President, Finance, (2001- 2002), Virtus Investment
Elected:                     Partners, Inc. and/or certain of its subsidiaries. Various senior officer and directorship positions
47 Funds                     with Virtus affiliates (2005-present). Senior Executive Vice President and President, Asset
                             Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management
                             (2004-2007), Vice President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various
                             senior officer and directorship positions with Phoenix affiliates (2005-2008). President
                             (2006-present), Executive Vice President (2004-2006), the Virtus Mutual Funds Family. Chairman,
                             President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                             (2006-present).

----------------
(1)  Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with
     Virtus Investment Partners, Inc. and/or its affiliates.


                                                                26

                                          FUND MANAGEMENT TABLES (UNAUDITED) (CONTINUED)

                                            OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                    POSITION(S) HELD WITH
     NAME, ADDRESS AND               TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
       YEAR OF BIRTH                     TIME SERVED                                     DURING PAST 5 YEARS
--------------------------   -----------------------------------   ----------------------------------------------------------------
Nancy G. Curtiss             Senior Vice President                 Executive Vice President, Head of Operations (2009-present),
YOB: 1952                    since 2006.                           Senior Vice President, Operations (2008-2009), Vice President,
                                                                   Head of Asset Management Operations (2007-2008), Vice President
                                                                   (2003-2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Ms. Curtiss is Treasurer of various other investment companies within the Virtus Mutual Funds Complex
                                                                   (1994-present). Assistant Treasurer (2001-2009), VP
                                                                   Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation).

Francis G. Waltman           Senior Vice President                 Executive Vice President, Head of Product Management
YOB: 1962                    since 2008.                           (2009-present), Senior Vice President, Asset Management Product
                                                                   Development (2008-2009), Senior Vice President, Asset
                                                                   Management Product Development (2005- 2007), Virtus Investment
                                                                   Partners, Inc. and/or certain of its subsidiaries. Director
                                                                   (2008-present), Director and President (2006-2007), VP
                                                                   Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation).
                                                                   Director and Senior Vice President, Virtus Investment Advisers,
                                                                   Inc. (2008-present).

Marc Baltuch                 Vice President and                    Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna            Chief Compliance Officer              (1989-present). Vice President, The Zweig Total Return Fund,
Associates, LLC              since 2004.                           Inc. (2004-present). Vice President, The Zweig Fund, Inc. (2004-
900 Third Avenue                                                   present). President and Director of Watermark Securities, Inc.
New York, NY 10022                                                 (1991-present). Assistant Secretary, Gotham Advisors Inc.
YOB: 1945                                                          (1990-2005).

W. Patrick Bradley           Chief Financial Officer and           Senior Vice President, Fund Administration (2009- present),
YOB: 1972                    Treasurer, Virtus Equity Trust,       Vice President, Fund Administration (2007-2009), Second
                             Virtus Insight Trust and Virtus       Vice President, Fund Control & Tax (2004-2006), Virtus
                             Institutional Trust (since 2006).     Investment Partners, Inc. and/or certain of its subsidiaries.
                             Chief Financial Officer and           Vice President, Chief Financial Officer, Treasurer and Principal
                             Treasurer of Virtus Opportunities     Accounting Officer (2006-present), Assistant Treasurer
                             Trust (since 2005).                   (2004-2006), The Phoenix Edge Series Fund. Chief Financial
                                                                   Officer and Treasurer (2005-present), Assistant Treasurer
                                                                   (2004-2006), certain funds within the Virtus Mutual Funds
                                                                   Family.

Kevin J. Carr                Vice President, Chief Legal           Senior Vice President, Legal (2009-present), Counsel and
YOB: 1954                    Officer, Counsel and Secretary        Secretary  (2008-present) and Vice President (2008-2009),
                             since 2005.                           Virtus Investment Partners, Inc. and/or certain of its
                                                                   subsidiaries. Vice President and Counsel, Phoenix Life
                                                                   Insurance Company (2005-2008). Compliance Officer of
                                                                   Investments and Counsel, Travelers Life & Annuity Company
                                                                   (January 2005-May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group
                                                                   (1995-2005).


                                                                27

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                           INVESTMENT ADVISER
George R. Aylward                                                  Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                   100 Pearl Street
Philip R. McLoughlin, Chairman                                     Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                     PRINCIPAL UNDERWRITER
Richard E. Segerson                                                VP Distributors, Inc.
Ferdinand L.J. Verdonck                                            100 Pearl Street
                                                                   Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                       TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                            VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                          100 Pearl Street
Marc Baltuch, Vice President and Chief Compliance Officer          Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,                CUSTODIAN
   Counsel and Secretary                                           PFPC Trust Company
                                                                   8800 Tinicum Boulevard
                                                                   Philadelphia, PA 19153-3111

                                                                   INDEPENDENT REGISTERED PUBLIC
                                                                   ACCOUNTING FIRM
                                                                   PricewaterhouseCoopers LLP
                                                                   2001 Market Street
                                                                   Philadelphia, PA 19103-7042

                                                                   HOW TO CONTACT US
                                                                   Mutual Fund Services       1-800-243-1574
                                                                   Adviser Consulting Group   1-800-243-4361
                                                                   Telephone Orders           1-800-367-5877
                                                                   Text Telephone             1-800-243-1926
                                                                   Web site                       virtus.com

----------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
----------------------------------------------------------------------------------------------------------------------------------

                                                                         (VIRTUS MUTUAL FUNDS LOGO)                  ------------
                                                                                                                       PRSRT STD
                                                                   c/o State Street Bank and Trust Company           U.S. POSTAGE
                                                                                P.O. Box 8301                            PAID
                                                                            Boston, MA 02266-8301                     LANCASTER,
                                                                                                                          PA
                                                                                                                      PERMIT 1793
                                                                                                                     ------------


For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or virtus.com

8014

                                                           4-10

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) Each of James M. Oates and Richard E. Segerson has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates and Mr. Segerson are each "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)    Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended March 31, 2009 and March 31, 2010 are $226,942 and $328,985, respectively.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for fiscal years ended March 31, 2009 and March 31, 2010 are $52,301 and $28,868, respectively.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended March 31, 2009 and March 31, 2010 are $96,643 and $61,918, respectively.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended March 31, 2009 and March 31, 2010 are $0 and $0, respectively.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Equity Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 100% for fiscal years ended March 31, 2009 and March 31, 2010

               (c) 100% for fiscal years ended March 31, 2009 and March 31, 2010

               (d) Not applicable for fiscal years ended March 31, 2009 and
                   March 31, 2010

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended March 31, 2009 and March 31, 2010 are $1,731,894 and $405,058, respectively.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 4, 2010
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 4, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.